PRINCIPAL FUNDS, INC.

Class J Shares

The date of this Prospectus is January 1, 2011.

Ticker Symbols for Principal Funds, Inc.
Fund Name	Class J
Bond Market Index	PBIJX
Preferred Securities	PPSJX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries
Bond Market Index Fund	3
Preferred Securities Fund	6
Certain Information Common to All Funds	11
Additional Information about Investment Strategies and Risks	11
Portfolio Holdings Information	20
Management of the Funds	20
Pricing of Fund Shares	22
Purchase of Fund Shares	23
Redemption of Fund Shares	25
Exchange of Fund Shares	28
Dividends and Distributions	29
Frequent Purchases and Redemptions	30
Tax Considerations	31
The Costs of Investing	31
Distribution Plans and Intermediary Compensation	32
Fund Account Information	34
Financial Highlights	37
Appendix A - Description of Bond Ratings	40
Additional Information	46

BOND MARKET INDEX FUND
Objective:	The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010	Class J
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.37%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and
	then redeem all of your shares at the end of those periods. The Example also assumes that your
	investment has a 5% return each year and that the Fund’s operating expenses remain the same.
	Although your actual costs may be higher or lower, based on these assumptions your costs would
	be:

	1 year	3 years	5 years	10 years
Class J	$239	$434	$750	$1,646

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$139	$434	$750	$1,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From December 30,
2009, date operations commenced, through August 31, 2010, the Fund’s annualized portfolio turnover rate was 216.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities held by the
Barclays Capital U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Under normal circumstances, the
Fund maintains an average portfolio duration that is in line with the duration of the Barclays Capital
Aggregate Bond Index, which as of August 31, 2010 was 4.12 years.

Principal Risks
The Fund may be an appropriate investment for investors interested in investing in a fixed-income mutual fund and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -
chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National
Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S.
Treasury.

Performance
Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Mellon Capital Management Corporation
• David C. Kwan (since 2009), Managing Director, Fixed Income Management and Trading
• Gregg Lee (since 2010), Vice President, Senior Portfolio Manager, Fixed Income
• Zandra Zelaya (since 2009), Vice President, Portfolio Manager, Fixed-Income

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 11 of the Prospectus;
• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 11 of the
Prospectus; and
• financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 11 of the Prospectus.

PREFERRED SECURITIES FUND
Objective:	The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010	Class J
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and
	then redeem all of your shares at the end of those periods. The Example also assumes that your
	investment has a 5% return each year and that the Fund’s operating expenses remain the same.
	Although your actual costs may be higher or lower, based on these assumptions your costs would
	be:

	1 year	3 years	5 years	10 years
Class J	$255	$480	$829	$1,813

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$155	$480	$829	$1,813

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From November 1,
2009 through August 31, 2010 the Fund’s annualized portfolio turnover rate was 23.4% of the average value of its portfolio; effective in 2010, the Preferred Securities Fund's fiscal year end was changed from
October 31 to August 31.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities at the time of purchase. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets, but are junior to all forms of the company's debt. Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by
Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's")
or, if unrated, of comparable quality in the opinion of the Sub-Advisor. The Fund also invests up to 15% of its assets in high yield, below investment grade quality debt (sometimes called "junk bonds" and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor).

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the
U.S. and non-U.S financial services (i.e., banking, insurance and commercial finance,) industry. The
Fund also regularly invests in the real estate investment trust (i.e. REIT) and utility industries.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds")
are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years
(or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class J shares were first sold on December 29, 2003. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of
Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on
May 1, 2002.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 65% BofA
Merrill Lynch Fixed Rate Preferred Securities and 35% Barclays Capital U.S. Tier I Capital Securities
Index. Effective December 31, 2010, the weightings for the Preferreds Blended Index will change to 50%
BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays Capital U.S. Tier I Capital
Securities Index.

Average Annual Total Returns
For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class J Return Before Taxes	44.38%	1.81%	3.45%
Class J Return After Taxes on Distributions	41.14%	0.03%	1.81%
Class J Return After Taxes on Distribution and Sale of Fund Shares	28.81%	0.54%	2.02%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no	-15.20%	-6.14%	0.83%
deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction	46.19%	0.37%	4.09%
for fees, expenses, or taxes)
Preferreds Blended Index (reflects no deduction for fees, expenses, or	29.14%	-1.37%	2.18%
taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• Fernando "Fred" Diaz (since 2010), Portfolio Manager
• Roberto Giangregorio (since 2010), Portfolio Manager
• L. Phillip Jacoby, IV (since 2002), Chief Investment Officer and Portfolio Manager
• Manu Krishnan (since 2010), Portfolio Manager
• Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 11 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 11 of the
Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 11 of the Prospectus.

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$ 1,000
• For accounts with an Automatic Investment Plan (AIP)	$ 100
• Subsequent Investments	$ 100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 55904, Boston, MA 02205; calling us at 800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the
Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Funds, but they are the ones the Funds primarily use to achieve their investment objectives.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the
Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles the Advisor and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the Advisor and/or the sub-advisors may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry.
When making decisions about whether to buy or sell fixed-income investments, the Advisor and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset class, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Funds.

Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund.

The following table lists the Funds and identifies whether the strategies and risks discussed in this section
(listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The Statement of
Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	BOND MARKET INDEX	PREFERRED SECURITIES
Convertible Securities	Not Applicable	Non-Principal
Derivatives	Non-Principal	Not Applicable
Equity Securities	Not Applicable	Principal
Fixed-Income Securities	Principal	Principal
Foreign Securities	Non-Principal	Principal
High Yield Securities	Not Applicable	Principal
Index Funds	Principal	Not-Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal
Portfolio Turnover	Principal	Non-Principal
Preferred Securities	Not Applicable	Principal
Real Estate Investment Trusts	Non-Principal	Principal
Securities Lending Risk	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-
income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities.
However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-
counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The
Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.
The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.

The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some of the Funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company’s outstanding equity securities. The market capitalization of companies in the Funds’ portfolios and their related indexes will change over time and, the Funds will not automatically sell a security just because it falls outside of the market capitalization range of their indexes. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity.
Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
• Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
• Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer.
Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities
For the Funds in this prospectus, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called
“emerging”) markets, or both. Usually, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International
Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets
Index). These countries generally include every nation in the world except the United States, Canada,
Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S.
Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests.
Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

High Yield Securities
Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset
Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a
Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the
Fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Index Funds
Index funds generally attempt to mirror the investment performance of the index by allocating the fund’s assets in approximately the same weightings as the index. However, it is unlikely that the fund’s performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the
Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the
Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs.
By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.
• Active Management: The performance of a Fund that is actively managed will reflect in part the ability of Principal or Sub-Advisor(s) to make investment decisions that are suited to achieving the
Fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
• Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index.

An index fund's ability to match the performance of their relevant index may affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

Market Volatility
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a
Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may lower the Fund's performance. For some funds, high portfolio turnover rates, although increasing transaction expenses, may contribute to higher performance.

Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate)
and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income;
mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a
REIT, the Fund will be subject to the REITs expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue
Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Securities Lending Risk
To earn additional income, each Fund may lend portfolio securities to approved financial institutions.
Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small and Medium Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.
Investments in companies with smaller market capitalizations may involve greater risks and price volatility
(wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced
Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors,
LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is
the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of August 31, 2010, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC
Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account
own the following percentages of the Funds listed below:

Bond Market Index Fund	83.95%
Preferred Securities Fund	43.06%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the
Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since
1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-
Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the
Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program.
The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite
4200, One Mellon Center, Pittsburgh, PA 15258. established in 1983, is an indirect wholly owned subsidiary of The Bank of New York Mellon.

Mellon Capital is the sub-advisor for the Bond Market Index Fund.

The day-to-day portfolio management is shared by two portfolio managers. Zandra Zelaya is the lead portfolio manager.

David C. Kwan. Mr. Kwan is Managing Director, Fixed Income Management and Trading. He joined
Mellon Capital in 1990. He earned a B.S. in Electrical Engineering and Computer Science from University of California at Berkeley and an M.B.A. from University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.

Gregg Lee. Mr. Lee joined Mellon Capital in 1989. He earned a B.S. from University of California at Davis in Managerial Economics. He has earned the right to use the Chartered Financial Analyst designation.

Zandra Zelaya. Ms. Zelaya is Director, Portfolio Manager, Fixed-Income. She joined Mellon Capital in
1997. She earned a B.S. at California State University Hayward in Finance. She has earned the right to the use the Chartered Financial Analyst designation.

Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT
06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group.

Spectrum is the sub-advisor for the Preferred Securities Fund.

The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team. This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading.

Fernando "Fred" Diaz joined Spectrum in 2000.

Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and M.S. in Mechanical
Engineering from S.U.N.Y. at Stony Brook and University of Wisconsin-Madison, respectively. He also earned an M.B.A. in Finance from Cornell University.

L. Phillip Jacoby, IV is Chief Investment Officer of Spectrum and Chairman of the Investment
Committee. Mr. Jacoby joined Spectrum in 1995. He earned a B.S. in Finance from the Boston University
School of Management.

Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the
University of Delaware, and an M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.

Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut
State College and an M.B.A. in Finance from the University of Hartford.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor.
The management fee for the Bond Market Index Fund (as a percentage of the average daily net assets)
is 0.25% on all assets. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended August 31, 2010 was:

Bond Market Index Fund	0.25%(1)
Preferred Securities Fund	0.71%(2)
(1) Period from December 30, 2009, date operations commenced, through August 31, 2010.
(2) Period from November 1, 2009 through August 31, 2010. Effective in 2010, the Preferred Securities Fund's fiscal year end was changed from October 31 to August 31.

A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with Principal related to the Bond Market Index Fund is available in the semi-
annual report to shareholders for the period ending February 28, 2010. A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with
Principal related to the Preferred Securities Fund is available in the annual report to shareholders for the period ending October 31, 2009.

Voluntary Waivers
The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain the level of Distribution and/or Service (12b-1) Fees
(expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J shares. The expense limit may be terminated at any time.

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and
Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.
Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-
Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Bond Market Index Fund intends to rely on the order.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each
Fund is calculated each day the New York Stock Exchange ("NYSE") is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther
King, Jr. Day, Washington's Birthday/ Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For these Funds, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

NOTES:
•	If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•	A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are the market quotations as of the close of the foreign market.
Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to
"fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated.

•	Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

•	The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•	Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-
5, and P. Funds available in multiple share classes have the same investments, but differing expenses.
Class J shares are available in this prospectus.

Class J shares are currently available only through registered representatives of:
•	Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
•	selected broker-dealers selling Class J shares in conjunction with health savings accounts; and
•	selected broker-dealers that have entered into a selling agreement to offer Class J shares.

For more information about Class J shares of the Funds, please call the Connection at 1-800-243-4380, extension 1000.

Fill out the Principal Funds (or the IRA, SEP or SIMPLE) application completely. You must include:
•	the name you want to appear on the account;
•	the Principal Funds in which you want to invest;
•	the amount of the investment;
•	your Social Security number; and
•	other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100.

• Principal Funds may reject or cancel any purchase orders for any reason. For example, Principal
Funds does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, Principal Funds may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Funds. For these purposes,
Principal may consider an investor's trading history in the Funds or other Funds sponsored by
Principal Life and accounts under common ownership or control. Principal may recommend to the
Board, and the Board may elect, to close certain funds to new and existing investors.

• If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected
Class J shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class J share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class
J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.
Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares.

However, if you have selected a Fund which does not offer A shares, we will contact you for instructions as to how to allocate your purchase. As of the date of this prospectus, the following Funds do not offer Class A shares: Bond Market Index, LargeCap Blend II, LargeCap Growth I, LargeCap
Growth II, LargeCap Value III, MidCap Growth, MidCap Growth III, MidCap S&P 400 Index, MidCap
Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, SmallCap S&P 600 Index, and
SmallCap Value II.

• The minimum investment applies on a per Fund level, not on the total investment being made.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares. Principal
Funds may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of Principal Funds and its shareholders.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

Payment. Payment for shares of Principal Funds purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Your Financial Professional can help you buy shares of Principal Funds by mail, through bank wire, direct deposit or Automatic Investment Plan. Contact Principal Funds at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Direct Deposit
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You will receive a Direct
Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan
Your Financial Professional can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is
$100 per Fund.

NOTE: No salesperson, broker-dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank.
Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed.
It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.
* a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:
• lump sum of the entire interest in the account,
• partial interest in the account, or
• periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
• payable to all owners on the account (as shown in the account registration) and
• mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:
• when an owner has died;
• for certain employee benefit plans; or
• owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares fund; shares purchased by redemption proceeds are not subject to the eighteen month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

CDSC-Free withdrawal privilege. Sales may be subject to a CDSC. Redemption of Class J shares made through a systematic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established) may be made without a CDSC. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.

Sell shares by mail:
• Send a distribution form (available at www.PrincipalFunds.com or by calling 1-800-222-5852) which is signed by the owner/owners of the account to:
Principal Funds
P.O. Box 55904
Boston, MA 02205
• Medallion Signature Guarantee* will be required if the:
• sell order is for more than $100,000;
• wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
• check is being sent to an address other than the account address;
• account address has been changed within 15 days of the sell order; or
• check is payable to a party other than the account shareholder(s), Principal Life or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone
• The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
• The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
• If our phone lines are busy, you may need to send in a written sell order.
• To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
• Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employee sponsored benefit plans.
• If previously authorized, checks can be sent to a shareholder's U.S. bank account.

Systematic withdrawal plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
• sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet required minimum distributions as defined by the
Internal Revenue Code);
• pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
• provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:
• completing the applicable section of the application; or
• sending us your written instructions; or
• calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:
• you instruct us to stop; or
• your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account.
The Funds do not normally accept purchase payments while a systematic withdrawal plan is in effect
(unless the purchase represents a substantial addition to your account).

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a
Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.
Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

EXCHANGE OF FUND SHARES
Your shares in the Funds may be exchanged without a CDSC for the same share class of any other
Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.
You may exchange shares by:
• sending a written request to:
Principal Funds
P.O. Box 55904
Boston, MA 02205
• completing an Exchange Authorization Form (available on www.principalfunds.com or by calling 1-
800-222-5852).
• via the Internet at www.principalfunds.com.
• calling us, if you have telephone privileges on the account.

Automatic Exchange Election
This election authorizes an exchange from one Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
• completing an Automatic Exchange Election form available on www.principalfunds.com,
• completing the Automatic Exchange Election section of the application,
• calling us if telephone privileges apply to the account from which the exchange is to be made, or
• sending us your written instructions.

Your automatic exchange continues until:
• you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
• your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day
(if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
• An exchange by any joint owner is binding on all joint owners.
• If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and broker-dealer of record as the account from which the shares are being exchanged.
• All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
• You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
• For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
• accounts with identical ownership,
• an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
• a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or
• a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner
(or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.
Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal
Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Preferred Securities Fund pays its net investment income monthly.
• The Bond Market Index Fund pays its net investment income annually in December.

For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
• invested in shares of another fund of Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
• paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the
Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at
www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-
800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a
Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the
Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal
LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the
Funds.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges a year; and
• Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading.

In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the
Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the
Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the
Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

One-time Fees
• If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge
(CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by
1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
• The CDSC is waived on shares:
• redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO);
• redeemed within 90 days after an account is re-registered due to a shareholder's death; or
• redeemed due to a shareholder's disability (as defined in the Internal Revenue Code)
provided the shares were purchased prior to the disability;
• redeemed from retirement plans to satisfy minimum distribution rules under the Internal
Revenue Code;
• sold using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established);
• that were redeemed from retirement plans to satisfy excess contribution rules under the
Internal Revenue Code; or
• of the Money Market Fund redeemed within 30 days of initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Princor Financial Services Corporation.

Ongoing Fees
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
• Management Fee - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
• Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the
Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each
Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
• Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a
Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the
Class J shares of the Fund. These services are currently provided at cost). Also, Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders, the cost of shareholder meetings held solely for Class J shares, and other operating expenses of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class J shares of
Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of
Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company
Act for the Class J shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-
dealers and banks. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders (as a percentage of average daily net assets) for each of the Funds are set forth below:

Fund	Maximum Annualized Rate 12b-1 Fee
Bond Market Index and Preferred	0.45%
Securities

As of the date of this prospectus the Distributor has voluntarily agreed to reduce the 12b-1 fee from
0.45% to 0.30%; this reduction may be terminated at any time. The effect of this reduction will be to lower each Fund's total operating expenses and increase the Fund's total return.

Payments under the 12b-1 plan will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the closure of the fund.

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. Examples of such sales or distribution expenses include compensation to salespeople and selected broker-dealers (including financing the commission paid to the broker-dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

Payments to Financial Professionals and Their Firms
Shares of the Fund are sold primarily through a broker-dealer or other financial intermediary, such as a bank. Intermediaries market and sell shares of the Funds and/or provide services to the Funds'
shareholders. These intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds, making referrals and/or providing services to the Funds' shareholders. The
Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 fee that the shareholder or the Funds pay to the Distributor.

The Distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefits. The Distributor and its affiliates may pay a bonus or other consideration or incentive to broker-dealers if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of Distributor, if the broker-dealer sold the funding vehicle the retirement plan utilizes or based on the broker-dealer's relationship to the retirement plan.

The Distributor and its affiliates may pay a bonus or other consideration or incentive to broker-dealers if an employee covered under an employer sponsored benefit purchases a product from an affiliate of
Distributor with the assistance of a registered representative of an affiliate of Distributor, if the broker-
dealer sold the funding vehicle the employer sponsored benefit utilizes or based on the broker-dealer’s relationship to the employer sponsored benefit. The broker-dealer may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the broker-dealer.

The Distributor and its affiliates may, from time-to-time, at its expense or through use of amounts it receives from the Fund through Rule 12b-1 fees, pay a bonus or other consideration or incentive to broker-dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributor and its affiliates may provide financial support to broker-dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the broker-dealers' support of, and participation in, Distributor's marketing programs and the extent of a broker-dealer's marketing programs relating to the Funds. Financial support to broker-dealers may be made from payments from resources of Distributor or its affiliates, from its retention of underwriting concessions and from Rule 12b-1 fees.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and may vary by fund.

The payments described in this prospectus may create a conflict of interest by influencing your Financial
Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your
Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Statements
You will receive quarterly statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information.
The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
• when the only activity during the quarter:
• is purchase of shares from reinvested dividends and/or capital gains;
• are purchases under an Automatic Investment Plan;
• are sales under a Systematic Withdrawal Plan; or
• are purchases or sales under an Automatic Exchange Election.
• used to fund certain individual retirement or individual pension plans; or
• established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
• access your account on the internet at www.principalfunds.com,
• call our Automated Telephone System, 7 days a week, 24 hours a day at 1-800-222-5852, option 1,
or
• call us at 1-800-222-5852. (Our office generally is open Monday through Friday between 7 a.m. and 7
p.m. Central Time).

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until
3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the
Fund will price the order at the next net asset value per share it computes after your intermediary or sub-
designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock
Exchange closes at a time other than 3 p.m. Central Time.

Signature Guarantees
Certain transactions require a Medallion Signature Guarantee. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:
• if you sell more than $100,000 (in the aggregate) from the Funds;
• if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, Principal
Bank, or Princor Financial Services Corporation payable through Pershing;
• to change ownership of an account;
• to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
• to change bank account information designated under an existing systematic withdrawal plan if there is not a common owner between the bank account and mutual fund account;
• to exchange or transfer among accounts with different ownership; and
• to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The
Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits the Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call the Principal
Funds at 1-800-222-5852. Householding will be stopped within thirty (30) days after we receive your request.

Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify on a timely basis, we may close your account or take such other action as we deem appropriate.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by
Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each
Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the
fiscal year ended August 31, 2010, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-
222-5852.

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and
MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment.
However, such capacity may be damaged by changing conditions or short-term adversities.
C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard &
Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery.
As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to
13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated January 1, 2011, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box
55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website at www.principalfunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-
222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Commission's Public Reference Section, 100 F Street, N.E.,
Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

PRINCIPAL FUNDS, INC.

CLASS P SHARES

The date of this Prospectus is January 1, 2011.

Ticker Symbols for Principal Funds, Inc.
Fund Name	Class P
Diversified Real Asset	PRDPX
Preferred Securities	PPSPX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries
Diversified Real Asset Fund	3
Preferred Securities Fund	7
Certain Information Common to All Funds	12
Additional Information about Investment Strategies and Risks	12
Portfolio Holdings Information	20
Management of the Funds	20
Pricing of Fund Shares	24
Purchase of Fund Shares	25
Redemption of Fund Shares	27
Exchange of Fund Shares	27
Dividends and Distributions	27
Frequent Purchases and Redemptions	28
Tax Considerations	29
The Costs of Investing	30
Intermediary Compensation	30
Fund Account Information	31
Appendix A - Description of Bond Ratings	33
Additional Information	39

DIVERSIFIED REAL ASSET FUND
Objective: The Fund seeks a long-term total return in excess of inflation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended August 31, 2011	Class P
Management Fees	0.85%
Other Expenses	2.63
Total Annual Fund Operating Expenses	3.48
Expense Reimbursement	2.43
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%

Principal Management Corporation ("Principal") has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending December 31, 2011. The expense limit will maintain “Other
Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.
The agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$107	$821

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From March 16, 2010, date operations commenced, through August 31, 2010, the Fund’s annualized portfolio turnover rate was
38.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, real estate investment trusts (REITs), commodity index-
linked notes, fixed-income securities, securities of natural resource companies and master limited partnerships (MLPs). Under normal circumstances, the Fund invests at least 80% of its assets in securities that fall into these categories at the time of purchase.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate and energy/natural resources industries.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset allocation among five general investment categories. The following table sets forth the ranges of the
Fund's allocation among the investment categories (the allocations will vary from time to time):

Inflation-indexed bonds	22-38%
Commodity Index-linked Notes	17-33%
REITs	15-25%
Natural Resources	10-20%
MLPs	5-15%

Approximately 30% of the Fund's assets currently will be invested primarily in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S.
corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Approximately 25% of the Fund's assets currently will be invested in a combination of commodity index-
linked notes and fixed-income securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in commodity index-linked notes. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity index and will be subject to credit and interest rate risks that typically affect debt securities.

Approximately 20% of the Fund's assets currently will be invested in REITs. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

•	equity REITs, which primarily own property and generate revenue from rental income;
•	mortgage REITs, which invest in real estate mortgages; and
•	hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Approximately 15% of the Fund's assets currently will be invested in securities of all companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal and oil, timberland, undeveloped real property and agricultural commodities.

Approximately 10% of the Fund's assets currently will be invested in MLPs. MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The
Fund will invest primarily in the mid-stream category, which is generally comprised of pipelines used to gather, transport, and distribute natural gas, crude oil, and refined petroleum products.

Principal Risks
The Fund may be an appropriate investment for investors seeking to maintain their purchasing power, who are willing to accept the risks associated with investing in commodity index-linked notes, fixed-
income securities, inflation-indexed bonds, equity securities and real estate.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Commodity Risk. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. The value of commodities may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund seeks exposure to commodity markets through investments in commodity index-linked notes, which are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose the Fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments on the note that are less than the stated coupon interest payments.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

Performance
Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
•	Martin Hegarty (since 2010), Managing Director
•	Stuart Spodek (since 2010), Managing Director
•	Brian Weinstein (since 2010), Managing Director

Credit Suisse Asset Management, LLC
•	Christopher Burton (since 2010), Director
•	Nelson Louie (since 2010), Managing Director

Jennison Associates LLC
•	Neil P. Brown (since 2010), Managing Director
•	David A. Kiefer (since 2010), Managing Director
•	John "Jay" Saunders (since 2010), Managing Director

Principal Real Estate Investors, LLC
•	Kelly D. Rush (since 2010), Portfolio Manager

Tortoise Capital Advisors, L.L.C.
•	H. Kevin Birzer (since 2010), Senior Managing Director and co-founder
•	Zachary A. Hamel (since 2010), Managing Director and co-founder
•	Kenneth P. Malvey (since 2010), Managing Director and co-founder
•	Terry C. Matlack (since 2010), Managing Director and co-founder
•	David J. Schulte (since 2010), Managing Director and co-founder

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 12 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 12 of the
Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 12 of the Prospectus.

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010	Class P
Management Fees	0.71%
Other Expenses	0.14
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement	----
Total Annual Fund Operating Expenses After Expense Reimbursement	0.86%

Principal Management Corporation ("Principal") has contractually agreed to limit the expenses identified as “Other Expenses” and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2012. The expense limit will maintain “Other Expenses”
(expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. The agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class P	$88	$274

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From November 1,
2009 through August 31, 2010 the Fund’s annualized portfolio turnover rate was 23.4% of the average value of its portfolio; effective in 2010, the Preferred Securities Fund's fiscal year end was changed from
October 31 to August 31.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities at the time of purchase. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets, but are junior to all forms of the company's debt. Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by
Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's")
or, if unrated, of comparable quality in the opinion of the Sub-Advisor. The Fund also invests up to 15% of its assets in high yield, below investment grade quality debt (sometimes called "junk bonds" and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor).

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the
U.S. and non-U.S financial services (i.e., banking, insurance and commercial finance,) industry. The
Fund also regularly invests in the real estate investment trust (i.e. REIT) and utility industries.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds")
are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class P shares for each full calendar year of operations for 10 years
(or, if shorter, the life of the Fund). The table shows, for Class P shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Class P shares were first sold on September 27, 2010. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of
Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on
May 1, 2002.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 65% BofA
Merrill Lynch Fixed Rate Preferred Securities and 35% Barclays Capital U.S. Tier I Capital Securities
Index. Effective December 31, 2010, the weightings for the Preferreds Blended Index will change to 50%
BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays Capital U.S. Tier I Capital
Securities Index.

Average Annual Total Returns
For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class P Return Before Taxes	46.35%	2.50%	4.17%
Class P Return After Taxes on Distributions	42.79%	0.47%	2.36%
Class P Return After Taxes on Distribution and Sale of Fund Shares	30.06%	0.99%	2.54%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no	-15.20%	-6.14%	0.83%
deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction	46.19%	0.37%	4.09%
for fees, expenses, or taxes)
Preferreds Blended Index (reflects no deduction for fees, expenses, or	29.14%	-1.37%	2.18%
taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• Fernando “Fred” Diaz (since 2010), Portfolio Manager
• Roberto Giangregorio (since 2010), Portfolio Manager
• L. Phillip Jacoby, IV (since 2002), Chief Investment Officer and Portfolio Manager
• Manu Krishnan (since 2010), Portfolio Manager
• Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 12 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 12 of the
Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 12 of the Prospectus.

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares
There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New
York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; or calling us at 1-800-222-
5852.

Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the
Fund over another investment, or to recommend one share class of the Fund over another share class.
Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Funds, but they are the ones the Funds primarily use to achieve their investment objectives.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the
Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles the Advisor and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the Advisor and/or the sub-advisors may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry.
When making decisions about whether to buy or sell fixed-income investments, the Advisor and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset class, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Funds.

Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund.

The following table lists the Funds and identifies whether the strategies and risks discussed in this section
(listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The Statement of
Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	DIVERSIFIED REAL ASSET	PREFERRED SECURITIES
Convertible Securities	Non-Principal	Non-Principal
Equity Securities	Principal	Principal
Fixed-Income Securities	Principal	Principal
Foreign Securities	Non-Principal	Principal
High Yield Securities	Not Applicable	Principal
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal
Master Limited Partnerships	Principal	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Principal
Real Estate Investment Trusts	Principal	Principal
Royalty Trusts	Non-Principal	Not Applicable
Securities Lending Risk	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal

(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-
income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities.
However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.
The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services.

A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some of the Funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company’s outstanding equity securities. The market capitalization of companies in the Funds’ portfolios and their related indexes will change over time and, the Funds will not automatically sell a security just because it falls outside of the market capitalization range of their indexes. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity.
Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
• Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
• Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer.
Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities
For the Funds in this prospectus, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called
“emerging”) markets, or both. Usually, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International
Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets
Index). These countries generally include every nation in the world except the United States, Canada,
Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S.
Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests.
Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

High Yield Securities
Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset
Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a
Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the
Fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time.

The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in
IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the
Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the
Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs.
By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.
• Active Management: The performance of a Fund that is actively managed will reflect in part the ability of Principal or Sub-Advisor(s) to make investment decisions that are suited to achieving the
Fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
• Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

Market Volatility
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Master Limited Partnerships
Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes.

As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a
Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may lower the Fund's performance. For some funds, high portfolio turnover rates, although increasing transaction expenses, may contribute to higher performance.

Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate)
and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income;
mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a
REIT, the Fund will be subject to the REITs expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue
Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand.
Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Securities Lending Risk
To earn additional income, each Fund may lend portfolio securities to approved financial institutions.
Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small and Medium Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.
Investments in companies with smaller market capitalizations may involve greater risks and price volatility
(wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced
Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors,
LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is
the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of August 31, 2010, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC
Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account
own the following percentages of the Funds listed below:

Diversified Real Asset Fund	93.44%
Preferred Securities Fund	43.06%

PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the
Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since
1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-
Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the
Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program.
The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

For the Diversified Real Asset Fund, Michael Finnegan and Kelly Grossman determine the portion of the
Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to:
the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. He earned a
B.B.A. in Finance from Iowa State University and an M.A. in Finance from the University of Iowa.
Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a
Managing Director within the Capital Markets and Structured Products Group at Principal Global
Investors. Ms. Grossman earned a B.A. in Mathematics and Computer Science from the University of
Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of
Actuaries.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New
York, New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the inflation-indexed bonds portion of the Diversified Real Asset Fund
The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.
Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at
Bank of America Merrill Lynch. He earned a B.S. in Economics from Rhodes University, South Africa.
Stuart Spodek has been with BlackRock since 1993. He earned a B.S. in Engineering from Princeton
University.
Brian Weinstein has been with BlackRock since 2000. He earned a B.A. degree in History from the
University of Pennsylvania.

Sub-Advisor:	Credit Suisse Asset Management, LLC (“Credit Suisse”), Eleven Madison Avenue,
New York, NY 10010, offers a wide range of financial services and products.

Credit Suisse is the sub-advisor for the commodity index-linked notes portion of the Diversified Real Asset
Fund.

The portfolio managers work together as a team and are jointly responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. They are also responsible for research activities for the commodity portion of the Fund and thus serve both an analyst and portfolio management role.

Christopher Burton has been with Credit Suisse since 2005. He earned a B.S. in Economics with concentrations in Finance and Accounting from the University of Pennsylvania's Wharton School of
Business. Mr. Burton has earned the right to use the Chartered Financial Analyst designation.

Nelson Louie is Global Head of the Commodities Group. Mr. Louie re-joined Credit Suisse in August
2010. From May 2009 to August 2010 he was an Executive Director in the Commodity Index Products
area at UBS Securities, LLC. From June 2007 to May 2009, Mr. Louie was a Managing Director at AIG
Financial Products responsible for North American Marketing of commodities-based solutions. From April
1993 to June 2007 he held positions within Credit Suisse. Mr. Louie earned a B.A. in Economics from
Union College.

Sub-Advisor:	Jennison Associates LLC (“Jennison”), 466 Lexington Avenue, New York, NY 10017,
is a registered investment advisor founded in 1969.

Jennison is the sub-advisor for the natural resources portion of the Diversified Real Asset Fund.

All portfolio managers have equal investment management responsibility and jointly make all buy/sell decisions for the portfolios. The portfolio managers seek consensus prior to purchase or sale of any name.

Neil P. Brown has been with Jennison since 2005. He earned a B.A. in Mathematics and History from
Duke University. Mr. Brown has earned the right to use the Chartered Financial Analyst designation.

David A. Kiefer has been with Jennison since 2000. He earned a B.S. from Princeton University and an
M.B.A. from Harvard Business School. Mr. Kiefer has earned the right to use the Chartered Financial
Analyst designation.

John "Jay" Saunders has been with Jennison since 2005. He earned a B.A. from the College of William and Mary and an M.A. in Print Journalism from American University.

Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des
Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of
Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the real estate investment trust portion of the Diversified Real Asset
Fund.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A.
degree in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT
06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal.

Spectrum is the sub-advisor for the Preferred Securities Fund.

The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team. This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading.

Fernando “Fred” Diaz joined Spectrum in 2000.

Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and M.S. in Mechanical
Engineering from S.U.N.Y. at Stony Brook and University of Wisconsin-Madison, respectively. He also earned an M.B.A. in Finance from Cornell University.

L. Phillip Jacoby, IV is Chief Investment Officer of Spectrum and Chairman of the Investment
Committee. Mr. Jacoby joined Spectrum in 1995. He earned a B.S. in Finance from the Boston University
School of Management.

Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the
University of Delaware, and an M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.

Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut
State College and an M.B.A. in Finance from the University of Hartford.

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood,
Kansas 66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.
Tortoise specializes in managing portfolios of investments in MLPs and other energy companies.

Tortoise is the sub-advisor for the master limited partnership portion of the Diversified Real Asset Fund.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. Mr. Birzer was a member in Fountain Capital
Management, LLC from 1990 to 2009. He earned a B.A. from the University of Notre Dame and an
M.B.A. from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital
Management, LLC. He earned a B.S. in Business Administration from Kansas State University and an
M.B.A. from the University of Kansas School of Business. Mr. Hamel has earned the right to use the
Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital
Management, LLC. He earned a B.S. in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a B.S. in Business Administration from
Kansas State University and a J.D. and M.B.A. from the University of Kansas. Mr. Matlack has earned the right to use the Chartered Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a B.S. in Business Administration from
Drake University and a J.D. from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor.
The management fee for the Diversified Real Asset Fund (as a percentage of the average daily net assets) is 0.85% on the first $500 million, 0.83% on the next $500 million, 0.81% on the next $500 million, and 0.80% on assets over $1.5 billion. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended August 31, 2010 was:

Diversified Real Asset Fund	0.85%(1)
Preferred Securities Fund	0.71%(2)

(1) Period from March 16, 2010, date operations commenced, through August 31, 2010.
(2) Period from November 1, 2009 through August 31, 2010. Effective in 2010, the Preferred Securities Fund's fiscal year end was changed from October 31 to August 31.

A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with Principal related to the Diversified Real Asset Fund is available in the annual report to shareholders for the period ending August 31, 2010. A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with
Principal related to the Preferred Securities Fund is available in the annual report to shareholders for the period ending October 31, 2009.

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and
Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-
Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Diversified Real Asset Fund intends to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each
Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther
King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For these Funds, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market.
Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to
“fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-
5, and P. Funds available in multiple share classes have the same investments, but differing expenses.
Class P shares are available in this prospectus.

Only eligible purchasers may buy Class P shares of the Funds. At the present time, eligible purchasers include but are not limited to:
• sponsors, recordkeepers, or administrators of fee-based programs that have special agreements with the Fund’s distributor and through certain registered investment advisers;
• retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
• clients of Principal Global Investors, LLC;
• sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (that trade in an omnibus relationship);
• certain pension plans;
• certain retirement account investment vehicles administered by foreign or domestic pension plans;
• an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
• certain institutional clients that have been approved by Principal Life for purposes of providing plan recordkeeping.

Principal Management Corporation (“Principal”) reserves the right to broaden or limit the designation of eligible purchasers.

Shares may be purchased from Principal Funds Distributor, Inc. (“the Distributor”). The Distributor is an
affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc.
and members of the Principal Financial Group. There are no sales charges on Class P shares of the
Fund. There are no restrictions on amounts to be invested in Class P shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses.

Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by
Principal Funds, a Fund, Principal, any Sub-Advisor, or the Distributor.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the net asset value (NAV) per share next computed after the request is received by the
Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received.
Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a
Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.
Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in
“Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name may exchange Fund shares under certain circumstances. You may exchange your
Fund shares, without charge, for shares of any other Fund of the Principal Funds available in Class P;
however, an intermediary or employee benefit plan may impose restrictions on exchanges.

In order to prevent excessive exchanges, and under other circumstances where the Fund Board of
Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

• The Preferred Securities Fund pays its net investment income monthly.
• The Diversified Real Asset Fund pays its net investment income quarterly in March, June,
September, and December.

For more details on the payment schedule go to www.principal.com

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the
Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at
www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-
800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a
Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds.

The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges a year; and
• Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading.
In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the
Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the
Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the
Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Class P shares of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
• Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
• Other Expenses – A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a
Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the
Class P shares of the Fund. These services are currently provided at cost.). Class P shares of the
Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class P shareholders, the cost of shareholder meetings held solely for Class P shares, and other operating expenses of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

INTERMEDIARY COMPENSATION

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations the Fund will reimburse Principal or its affiliates for making such payments; in others the
Fund may make such payments directly to intermediaries.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

The amounts paid to intermediaries vary by share class and by fund.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial
Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your
Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until
3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the
Fund will price the order at the next net asset value per share it computes after your intermediary or sub-
designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
• if you sell more than $500,000 from any one Fund;
• if a sales proceeds check is payable to other than the account shareholder(s);
• to change ownership of an account;
• to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
• to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
• to exchange or transfer among accounts with different ownership; and
• to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and
MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B CCC,	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly
CC:	speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and
"CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment.
However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard &
Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2	A satisfactory capacity to pay principal and interest.

SP-3	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery.
As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to
13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated January 1, 2011, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024,
Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E.,
Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

PRINCIPAL FUNDS, INC.

R-1 CLASS SHARES

R-2 CLASS SHARES

R-3 CLASS SHARES

R-4 CLASS SHARES

R-5 CLASS SHARES

The date of this Prospectus is January 1, 2011.

Ticker Symbols for Principal Funds, Inc.
Fund Name	R-1	R-2	R-3	R-4	R-5
Bond Market Index	PBIMX	PBINX	PBOIX	PBIPX	PBIQX
International Equity Index	PILIX	PINEX	PIIOX	PIIPX	PIIQX
Preferred Securities	PUSAX	PPRSX	PNARX	PQARX	PPARX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries
Bond Market Index Fund	3
International Equity Index Fund	6
Preferred Securities Fund	9
Certain Information Common to All Funds	13
Additional Information about Investment Strategies and Risks	13
Portfolio Holdings Information	22
Management of the Funds	22
Pricing of Fund Shares	24
Purchase of Fund Shares	25
Redemption of Fund Shares	27
Exchange of Fund Shares	27
Dividends and Distributions	28
Frequent Purchases and Redemptions	28
Tax Considerations	29
The Costs of Investing	30
Distribution Plans and Intermediary Compensation	30
Fund Account Information	32
Financial Highlights	33
Appendix A – Description of Bond Ratings	38
Appendix B – Additional Fund-Specific Information	44
Additional Information	45

BOND MARKET INDEX FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses	0.55	0.47	0.34	0.30	0.28
Total Annual Fund Operating Expenses	1.15	1.02	0.84	0.65	0.53

Principal Management Corporation ("Principal") has contractually agreed to limit the Fund’s expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending December 31, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.18% for Class R-1, 1.05% for Class R-2, 0.87% for Class
R-3, 0.68% for Class R-4, and 0.56% for Class R-5. The agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$117	$365	$633	$1,398
Class R-2	104	325	563	1,248
Class R-3	86	268	466	1,037
Class R-4	66	208	362	810
Class R-5	54	170	296	665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From December 30,
2009, date operations commenced, through August 31, 2010, the Fund’s annualized portfolio turnover rate was 216.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities held by the
Barclays Capital U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Under normal circumstances, the
Fund maintains an average portfolio duration that is in line with the duration of the Barclays Capital
Aggregate Bond Index, which as of August 31, 2010 was 4.12 years.

Principal Risks
The Fund may be an appropriate investment for investors interested in investing in a fixed-income mutual fund and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -
chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National
Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S.
Treasury.

Performance
Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Mellon Capital Management Corporation
• David C. Kwan (since 2009), Managing Director, Fixed Income Management and Trading
• Gregg Lee (since 2010), Vice President, Senior Portfolio Manager, Fixed Income
• Zandra Zelaya (since 2009), Director, Portfolio Manager, Fixed-Income

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 13 of the Prospectus;
• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 13 of the
Prospectus; and
• financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 13 of the Prospectus.

INTERNATIONAL EQUITY INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses	2.65	1.35	1.26	0.41	0.41
Total Annual Fund Operating Expenses	3.25	1.90	1.76	0.76	0.66
Expense Reimbursement	1.97	0.75	0.79	0.00	0.00
Total Annual Fund Operating Expenses After Expense	1.28	1.15	0.97	0.76	0.66
Reimbursement

Principal Management Corporation ("Principal") has contractually agreed to limit the Fund’s expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending December 31, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.28% for Class R-1, 1.15% for Class R-2, 0.97% for Class
R-3, 0.78% for Class R-4, and 0.66% for Class R-5. The agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$130	$816	$1,527	$3,414
Class R-2	117	524	957	2,161
Class R-3	99	477	880	2,008
Class R-4	78	243	422	942
Class R-5	67	211	368	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From December 30,
2009, date operations commenced, through August 31, 2010, the Fund’s annualized portfolio turnover rate was 48.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities held by MSCI
EAFE Index (the "Index") at the time of purchase. The Index is a weighted equity index designed to measure the equity performance of developed markets (Europe, Australasia, Far East), excluding the
United States and Canada. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Dirk Laschanzky (since 2009), Portfolio Manager
•	Scott Smith (since 2009), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 13 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 13 of the
Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 13 of the Prospectus.

PREFERRED SECURITIES FUND

Objective:	The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.71%	0.71%	0.71%	0.71	0.71%
Distribution and/or Service (12b-1) Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses	0.54	0.46	0.33	0.29	0.27
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.61	1.48	1.30	1.11	0.99

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$164	$508	$876	$1,911
Class R-2	151	468	808	1,768
Class R-3	132	412	713	1,568
Class R-4	113	353	612	1,352
Class R-5	101	315	547	1,213

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From November 1,
2009 through August 31, 2010 the Fund’s annualized portfolio turnover rate was 23.4% of the average value of its portfolio; effective in 2010, the Preferred Securities Fund's fiscal year end was changed from
October 31 to August 31.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities at the time of purchase. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets, but are junior to all forms of the company's debt. Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by
Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's")
or, if unrated, of comparable quality in the opinion of the Sub-Advisor.

The Fund also invests up to 15% of its assets in high yield, below investment grade quality debt
(sometimes called "junk bonds" and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor).

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the
U.S. and non-U.S financial services (i.e., banking, insurance and commercial finance,) industry. The
Fund also regularly invests in the real estate investment trust (i.e. REIT) and utility industries.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds")
are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on June 1,
2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 65% BofA
Merrill Lynch Fixed Rate Preferred Securities and 35% Barclays Capital U.S. Tier I Capital Securities
Index. Effective December 31, 2010, the weightings for the Preferreds Blended Index will change to 50%
BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays Capital U.S. Tier I Capital
Securities Index.

Average Annual Total Returns
For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class R-1 Return Before Taxes	45.26%	1.73%	3.38%
Class R-1 Return After Taxes on Distributions	42.09%	-0.01%	1.77%
Class R-1 Return After Taxes on Distribution and Sale of Fund	29.37%	0.50%	1.98%
Shares
Class R-2 Return Before Taxes	45.43%	1.87%	3.53%
Class R-3 Return Before Taxes	45.73%	2.06%	3.72%
Class R-4 Return Before Taxes	46.09%	2.22%	3.89%
Class R-5 Return Before Taxes	46.36%	2.36%	4.03%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no	-15.20%	-6.14%	0.83%
deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no	46.19%	0.37%	4.09%
deduction for fees, expenses, or taxes)
Preferreds Blended Index (reflects no deduction for fees, expenses, or	29.14%	-1.37%	2.18%
taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3,
R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
•	Fernando “Fred” Diaz (since 2010), Portfolio Manager
•	Roberto Giangregorio (since 2010), Portfolio Manager
•	L. Phillip Jacoby, IV (since 2002), Chief Investment Officer and Portfolio Manager
•	Manu Krishnan (since 2010), Portfolio Manager
•	Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 13 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 13 of the
Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 13 of the Prospectus.

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares
There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the
Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the
Fund over another investment, or to recommend one share class of the Fund over another share class.
Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Funds, but they are the ones the Funds primarily use to achieve their investment objectives.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the
Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles the Advisor and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the Advisor and/or the sub-advisors may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry.
When making decisions about whether to buy or sell fixed-income investments, the Advisor and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset class, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Funds.

Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund.

The following table lists the Funds and identifies whether the strategies and risks discussed in this section
(listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The Statement of
Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	BOND MARKET	INTERNATIONAL	PREFERRED
	INDEX	EQUITY INDEX	SECURITIES
Convertible Securities	Not Applicable	Non-Principal	Non-Principal
Derivatives	Non-Principal	Principal	Not Applicable
Equity Securities	Not Applicable	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Principal	Not Applicable
Fixed-Income Securities	Principal	Not Applicable	Principal
Foreign Securities	Non-Principal	Principal	Principal
High Yield Securities	Not Applicable	Not Applicable	Principal
Index Funds	Principal	Principal	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal
Portfolio Turnover	Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal
(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-
income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities.
However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-
counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The
Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.
The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some of the Funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company’s outstanding equity securities.

The market capitalization of companies in the Funds’ portfolios and their related indexes will change over time and, the Funds will not automatically sell a security just because it falls outside of the market capitalization range of their indexes. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")
These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity.
Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
• Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
• Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer.
Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities
For the Funds in this prospectus, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called
“emerging”) markets, or both. Usually, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International
Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets
Index). These countries generally include every nation in the world except the United States, Canada,
Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S.
Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests.
Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

High Yield Securities
Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset
Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a
Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the
Fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Index Funds
Index funds generally attempt to mirror the investment performance of the index by allocating the fund’s assets in approximately the same weightings as the index. However, it is unlikely that the fund’s performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the
Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the
Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs.
By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.
• Active Management: The performance of a Fund that is actively managed will reflect in part the ability of Principal or Sub-Advisor(s) to make investment decisions that are suited to achieving the
Fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
• Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

Market Volatility
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a
Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may lower the Fund's performance. For some funds, high portfolio turnover rates, although increasing transaction expenses, may contribute to higher performance.

Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate)
and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income;
mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a
REIT, the Fund will be subject to the REITs expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue
Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Securities Lending Risk
To earn additional income, each Fund may lend portfolio securities to approved financial institutions.
Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small and Medium Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility
(wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced
Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors,
LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is
the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of August 31, 2010, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC
Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account
own the following percentages of the Funds listed below:

Bond Market Index Fund	83.95%
International Equity Index Fund	92.72%
Preferred Securities Fund	43.06%

PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the
Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since
1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-
Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by Principal. For these services, Principal pays the
Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program.
The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”), 50 Fremont Street,
Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly owned subsidiary of
The Bank of New York Mellon (“Mellon”).

Mellon Capital is the sub-advisor for the Bond Market Index Fund.

The day-to-day portfolio management is shared by two portfolio managers. Zandra Zelaya is the lead portfolio manager.

David C. Kwan, CFA. Mr. Kwan joined Mellon Capital in 1990. He earned a B.S. in Electrical Engineering and Computer Science from University of California at Berkeley and an M.B.A. from University of
California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.

Gregg Lee. Mr. Lee joined Mellon Capital in 1989. He earned a B.S. from University of California at Davis in Managerial Economics. He has earned the right to use the Chartered Financial Analyst designation.

Zandra Zelaya, CFA. Ms. Zelaya joined Mellon Capital in 1997. She earned a B.S. at California State
University Hayward in Finance. She has earned the right to the use the Chartered Financial Analyst designation.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of
Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal
Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is
801 Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S.
locations including London, Sydney and Singapore.

PGI is the sub-advisor for the International Equity Index Fund.

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-
to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Dirk Laschanzky, CFA. Mr. Laschanzky has been with PGI since 1997. He earned a B.A. and M.B.A., both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered
Financial Analyst designation.

Scott W. Smith. Mr. Smith has been with PGI since 1999. He earned a B.A. in Finance from Iowa State
University.

Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT
06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group.

Spectrum is the sub-advisor for the Preferred Securities Fund.

The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team. This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading.

Fernando “Fred” Diaz joined Spectrum in 2000.

Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and M.S. in Mechanical
Engineering from S.U.N.Y. at Stony Brook and University of Wisconsin-Madison, respectively. He also earned an M.B.A. in Finance from Cornell University.

L. Phillip Jacoby, IV is Chief Investment Officer of Spectrum and Chairman of the Investment
Committee. Mr. Jacoby joined Spectrum in 1995. He earned a B.S. in Finance from the Boston University
School of Management.

Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the
University of Delaware, and an M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.

Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut
State College and an M.B.A. in Finance from the University of Hartford.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor.
The management fee for the Bond Market Index and International Equity Index Funds (as a percentage of the average daily net assets) is 0.25% on all assets. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended August 31, 2010 was:

Bond Market Index Fund	0.25%(1)
International Equity Index Fund	0.25%(1)
Preferred Securities Fund	0.71%(2)
(1) Period from December 30, 2009, date operations commenced, through August 31, 2010.
(2) Period from November 1, 2009 through August 31, 2010. Effective in 2010, the Preferred Securities Fund's fiscal year end was changed from October 31 to August 31.

A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with Principal related to the International Equity Index Fund and the Bond
Market Index Fund is available in the semi-annual report to shareholders for the period ending February
28, 2010. A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with Principal related to the Preferred Securities Fund is available in the annual report to shareholders for the period ending October 31, 2009.

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and
Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-
Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Bond Market Index Fund intends to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each
Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther
King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For these Funds, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market.
Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-
5, and P. Funds available in multiple share classes have the same investments, but differing expenses.
Classes R-1, R-2, R-3, R-4, and R-5 shares are available in this prospectus.

The Funds offer five classes of shares through this prospectus, each of which may be purchased through retirement plans, though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds.

The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Only eligible purchasers may buy R-1, R-2, R-3, R-4, and R-5 Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
• retirement and pension plans to which Principal Life Insurance Company ("Principal Life") provides recordkeeping services;
• separate accounts of Principal Life;
• Principal Life or any of its subsidiaries or affiliates;
• any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
• clients of Principal Global Investors, LLC.;
• certain pension plans;
• certain retirement account investment vehicles administered by foreign or domestic pension plans;
• an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
• certain retirement plan clients that have an approved organization for purposes of providing plan recordkeeping services.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. ("the Distributor". The Distributor is an
affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc.
and members of the Principal Financial Group. There are no sales charges on R-1, R-2, R-3, R-4, and R-
5 Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an plan level account). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments may be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds or share classes to new and existing investors.

NOTE:
No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by
Principal Funds, a Fund, Principal, any Sub-Advisor, or Principal Funds Distributor, Inc.

REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received.
Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a
Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.
Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in
“Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the
Principal Funds, provided that:
• the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange,
• the share class of such other Fund is available through the plan, and
• the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Preferred Securities Fund pays its net investment income monthly.
• The Bond Market Index and International Equity Index Funds each pay their net investment income annually in December.

For more details on the payment schedule, go to www.principal.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the
Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principal.com.
You may request a copy of all such notices, free of charge, by telephoning 1-800-547-7754. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the
Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the
Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

The Funds have adopted an exchange frequency restriction, described above in “Exchange of
Fund Shares” to limit excessive trading in fund shares.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the
Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the
Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the
Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

Ongoing Fees
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
• Management Fee — Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
• Distribution Fee — Each of the Funds has adopted a distribution plan under Rule 12b-1 of the
Investment Company Act of 1940. Under the plan, the R-1, R-2, R-3, and R-4 classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders.
Over time, these fees may exceed other types of sales charges.
• Other Expenses — A portion of expenses that are allocated to all classes of the Fund. Examples include a Service Fee (Principal has entered into a Service Agreement with the Fund under which
Principal performs personal services for shareholders) and an Administrative Services Fee (Principal has entered into an Administrative Services Agreement with Principal Funds under which Principal provides shareholder and administrative services for retirement plans and other beneficial owners of
Fund shares).
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class R-1, R-2, R-3,
R-4, and R-5 shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company
Act for each of the Class R-1, R-2, R-3 and R-4 shares of Principal Funds. Under the 12b-1 Plans, each
Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.

Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such sales or distribution related expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund.

Additional Payments to Intermediaries
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to
Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. Such compensation is generally paid out of the Service Fees and
Administrative Service Fees that are disclosed in this prospectus as Other Expenses.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service
Fees pertaining to such plans.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and by fund.

The payments described in this prospectus may create a conflict of interest by influencing your Financial
Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your
Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Statements
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid, and other information.

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until
3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the
Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-
designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock
Exchange closes at a time other than 3 p.m. Central Time.

Minimum Account Balance
The Principal Funds reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan’s investments in the Fund is less than the minimum. Principal Funds has set the minimum at
$2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

Reservation of Rights
The Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share classes described herein.
Shareholders will be notified of any such action to the extent required by law.

Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within
30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Financial Statements
Plans will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by
Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each
Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the
fiscal year ended August 31, 2010, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-
547-7754.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
1.15%(d)	1.16%(d),(e)	1.70%(d)	216.8%(d)
1.02 (d)	1.02 (d),(e)	1.83 (d)	216.8 (d)
0.84 (d)	0.84 (d),(e)	2.01 (d)	216.8 (d)
0.65 (d)	0.65 (d),(e)	2.20 (d)	216.8 (d)
0.53 (d)	0.52 (d),(e)	2.34 (d)	216.8 (d)
1.23 (d)	3.25 (d),(e)	1.92 (d)	48.3 (d)
1.10 (d)	1.90 (d),(e)	1.43 (d)	48.3 (d)
0.92 (d)	1.76 (d),(e)	1.54 (d)	48.3 (d)
0.73 (d)	0.77 (d),(e)	2.78 (d)	48.3 (d)
0.61 (d)	0.66 (d),(e)	1.48 (d)	48.3 (d)

(a) Calculated based on average shares outstanding during the period.
(b) Period from December 30, 2009, date operations commenced, through August 31, 2010.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager.

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-
grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and
MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s.
Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-
rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-
rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB”
indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment.
However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard &
Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery.
As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to
13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

APPENDIX B – ADDITIONAL FUND-SPECIFIC INFORMATION

International Equity Index Fund
THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY
OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY
INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX
(COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF
MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES
AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY PRINCIPAL. NONE OF THE
MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE
ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE
ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE
ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.
MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS
AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND
CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS
FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION
TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR
ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI
INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE
DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED
OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION
INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY
OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER
PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING
OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE
CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE,
NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY
AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE
OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE
OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR
ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE
MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER,
NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND,
AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF
MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH
MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING,
IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT,
INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST
PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated January 1, 2011, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi annual reports can be obtained free of charge by writing Principal Funds,
P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional
Information and annual and semi annual reports available, free of charge, on our website
www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E.,
Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

PRINCIPAL FUNDS, INC.
(THE "FUND")

Statement of Additional Information

dated January 1, 2011

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. These prospectuses, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI for the A, C, J, P, R-1, R-2, R-3, R-4, R-5, and Institutional share classes together with the Fund’s prospectuses dated January 1, 2011 for the A, C, J, P, R-1, R-2, R-3, R-4, R-5, and Institutional share classes.

Incorporation by reference: The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended August 31, 2010, are hereby incorporated by reference into and are legally a part of this SAI.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

For Class J shares:
Principal Funds
P.O. Box 55904
Boston, MA 02205

For other share classes:
Principal Funds
P.O. Box 8024
Boston, MA 02266-8024

The prospectuses for A, C, Institutional, J, P, R-1, R-2, R-3, R-4, and R-5 share classes may be viewed at
www.Principal.com.

TICKER SYMBOLS FOR PRINCIPAL FUNDS, INC.
Share Classes
Fund Name	A	C	J	P	R-1	R-2	R-3	R-4	R-5	Institutional
Bond Market Index			PBIJX		PBIMX	PBINX	PBOIX	PBIPX	PBIQX	PNIIX
Diversified Real Asset	PRDAX	PRDCX		PRDPX						PDRDX
International Equity Index					PILIX	PINEX	PIIOX	PIIPX	PIIQX	PIDIX
Preferred Securities	PPSAX	PRFCX	PPSJX	PPSPX	PUSAX	PPRSX	PNARX	PQARX	PPARX	PPSIX

Fund History	3
Description of the Funds’ Investments and Risks	3
Leadership Structure and Board of Directors	24
Control Persons and Principal Holders of Securities	30
Investment Advisory and Other Services	38
Multiple Class Structure	43
Intermediary Compensation	47
Brokerage Allocation and Other Practices	50
Purchase and Redemption of Shares	57
Pricing of Fund Shares	58
Tax Considerations	59
Portfolio Holdings Disclosure	61
Proxy Voting Policies and Procedures	62
Financial Statements	62
Independent Registered Public Accounting Firm	62
Portfolio Manager Disclosure	63
Appendix A - Description of Bond Ratings	74
Appendix B - Proxy Voting Policies	79

FUND HISTORY

Principal Funds, Inc. (“the Registrant” or the “Fund”) was organized as Principal Special Markets Fund,
Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors
Fund, Inc. effective September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective
June 13, 2008.

Classes offered by each Fund are shown in the table below.
Share Class
Fund Name	A	C	J	P	R-1	R-2	R-3	R-4	R-5	Institutional
Bond Market Index			X		X	X	X	X	X	X
Diversified Real Asset	X	X		X						X
International Equity Index					X	X	X	X	X	X
Preferred Securities	X	X	X	X	X	X	X	X	X	X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.

Principal Management Corporation (“Principal”) may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. Principal may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective. Principal may also recommend to the
Board, and the Board may elect, to close certain share classes to new or new and existing investors.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS

The Fund is a registered, open-end management investment company, commonly called a mutual fund.
The Fund consists of multiple investment portfolios which are referred to as “Funds.” Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except the
Preferred Securities Fund, which is non-diversified.

Fund Policies
The investment objectives, investment strategies and the principal risks of each Fund are described in the
Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as "Fundamental Restrictions,"
the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The
Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a
Fund will vote together as a single class except when otherwise required by law or as determined by the
Board of Directors.

With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or
Statement of Additional Information.

Bond Market Index, Diversified Real Asset, International Equity Index, and Preferred Securities Funds.

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

4)	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, c) participate in an interfund lending program with affiliated investment companies to the extent permitted by the 1940
Act or by any exemptions that may be granted by the Securities and Exchange Commission, and d)
lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets)
equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper. This restriction does not apply to the Preferred
Securities Fund.

6)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper. This restriction does not apply to the Bond Market Index
Fund, Diversified Real Asset Fund, or the International Equity Index Fund.

7)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the
Preferred Securities Fund.

8)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

9)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the Bond Market Index and International Equity Index Funds except to the extent that the related
Index also is so concentrated. This restriction does not apply to the Diversified Real Asset or
Preferred Securities Funds.

10)	Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-
counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the International Equity Index and Diversified Real Asset Funds may invest up to 100% of their assets in foreign securities, the Bond Market Index Fund may invest in foreign securities to the extent that the relevant index is so invested.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the
Diversified Real Asset Fund).

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the
1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the
1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and
Exchange Commission. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Each Fund (except the Diversified Real Asset Fund) has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental restriction, the
Fund tests market capitalization ranges monthly.

Investment Strategies and Risks
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a
Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S.
Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
· increased social, political, and economic instability;
· a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
· lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
· foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
· relatively new capital market structure or market-oriented economy;
· the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
· restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
· possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
· American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in
U.S. securities markets.
· European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.
Investments in companies with smaller market capitalizations may involve greater risks and price volatility
(wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options
on Futures Contracts
The Funds may each engage in the practices described under this heading.

·	Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.

·	Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the
Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

· Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the
Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline.
By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once a Fund has written an option, it may terminate its obligation before the option is exercised.
The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

·	Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

· Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

· Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market.
However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-
dealers participating in such transactions might fail to meet their obligations.

· Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission.
Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

· Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a
Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant.
This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as "variation margin,"
are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

· Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

· Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The
Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements.
In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

· Limitations on the Use of Futures and Options on Futures Contracts. Each Fund that utilizes futures contracts has claimed an exclusion from the definition of a “commodity pool operator” under the
Commodity Exchange Act and is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund (other than LargeCap Growth I) may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

High-Yield/High-Risk Bonds
Some Funds invest a portion of their assets in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's Investors Service,
Inc. or if unrated, determined to be of comparable quality (commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Some
Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”)
may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Inflation-Indexed Bonds
The Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation
Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban
Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a
measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like")
entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal
Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities")

Zero-Coupon Securities
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from "Qualifying Income". Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships)
which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner.

The business of MLPs is affected by supply and demand for energy commodities because most MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.

Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-
regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.

Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids ("NGLs"). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.

Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the
United States, largely for homes beyond the geographic reach of natural gas distribution pipelines.
Approximately 70% of annual cash flow is earned during the winter heating season (October through
March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.

MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the
Federal Energy Regulatory Commission ("FERC"), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline.

Securities Lending
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940
Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
Each Fund may engage in “short sales against the box.” This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts.
Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates liquid assets in an amount equal to its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency forward contracts are subject to the same risks that apply to the use of forward contracts generally. Further, settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default as bankruptcy of a forward counterparty.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a
Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or
"collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments.
While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-
Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll”
transaction a Fund sells a mortgage-related security, such as a security issued by the Government
National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security
(but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered
“substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3)
have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields
(and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.”
A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. The prices of commodity-linked derivative instruments such as commodity index-linked notes may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value. Conversely, during those same periods rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. There can be no assurance, however, that derivative instruments will perform in that manner in the future, and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities.

During the period 1970 through 2001, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks and bonds generally was negative. This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than have financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, a fund's investments in commodity index-linked notes may be expected not to perform as well as an investment in traditional securities.
Over the long term, the returns on a fund's investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds.

Swap Agreements and Options on Swap Agreements
Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and
interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank
Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a
Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing.
However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the
Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a
Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
· the frequency of trades and quotations,
· the number of dealers and prospective purchasers in the marketplace,
· dealer undertakings to make a market,
· the nature of the security (including any demand or tender features), and
· the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the
Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the
Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-
issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the
Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position
All of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:
· U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

· U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
· U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home
Loan Banks, and Federal Intermediate Credit Banks.
· U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal
Home Loan Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the
Federal National Mortgage Association, are supported by discretionary authority of the U.S.
government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

· Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S.
commercial banks having total assets of at least one billion dollars and overseas branches of U.S.
commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The
Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the
Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

· Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

· Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

· Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

· Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor
Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Other Investment Companies
Each Fund may invest in the securities of investment companies, subject to its fundamental and non-
fundamental instrument restrictions. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the
“Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the
Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the
London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

Industry Concentrations
Each of the Funds, except the Diversified Real Asset, Preferred Securities, Bond Market Index, and
International Equity Index Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The Bond Market Index and International Equity Index Funds may
concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. Each of the funds sub-advised by Edge Asset Management, Inc. use the Global Industry
Classification Standard (GICS®) to measure industry concentration. The other Funds use the Directory of
Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC") to measure industry concentration. The Funds interpret their policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions. The Funds view their investments in privately issued mortgage-related securities, asset-backed securities or municipal securities as not representing interests in any particular industry or group of industries.

Portfolio Turnover
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account.
Active trading may generate short-term gains (losses) for taxable shareholders.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Overall responsibility for directing the business and affairs of the Fund rests with the Board of Directors, who are elected by the Fund's shareholders. In addition to serving on the Board of Directors of the Fund, each director serves on the Board of Principal Variable Contracts Funds, Inc. (PVC). The Board is
responsible for overseeing the operations of the Fund in accordance with the provisions of the Investment
Company Act, other applicable laws and the Fund's charter. The Board of Directors elects the officers of the Fund to supervise its day-to-day operations. The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Board members who are not "interested persons" ("Independent Directors") of the Fund meet annually to consider renewal of the Fund's advisory contracts. The Board is currently composed of twelve members, nine of whom are Independent Directors of the Fund. Each director has significant prior senior management and/or board experience.

The Chairman of the Board is an interested person of the Fund. The independent directors of the Fund have appointed a lead independent director whose role is to review and approve, with the Chairman, the agenda for each Board meeting and facilitate communication among the Fund's independent directors as well as communication between the independent directors, management of the Fund and the full Board.
The Fund has determined that the Board's leadership structure is appropriate given the characteristics and circumstances of the Fund, including such items as the number of series or portfolios that comprise the Fund, the variety of asset classes those series reflect, the net assets of the Fund, the committee structure of the Board and the distribution arrangements of the Fund.

The directors were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each independent director, a demonstrated willingness to take an independent and questioning view of management. In addition to those qualifications, the following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this Statement of Additional Information, that each person identified below should serve as a director for the Fund. As required by rules the SEC has adopted under the Investment Company Act, the Fund's Independent Directors select and nominate all candidates for Independent Director positions.

Independent Directors
Elizabeth Ballantine. Ms. Ballantine has served as a director of the Fund since 2004. Ms. Ballantine has also served as a director of PVC since 2004. Through her professional training and experience as an attorney and her experience as a director of Principal Funds, investment consultant and director of
McClatchy Company, Ms. Ballantine is experienced in financial, investment and regulatory matters.

Kristianne Blake. Ms. Blake has served as a director of the Fund since 2007. Ms. Blake has also served as a director of PVC since 2007. From 1998-2007, Ms. Blake served as a Trustee of the WM Group of
Funds. Ms. Blake has been a director of the Russell Investment Funds since 2000. Through her education, experience as a director of mutual funds and employment experience, Ms. Blake is experienced with financial, accounting, regulatory and investment matters.

Craig Damos. Mr. Damos has served as a director of the Fund since 2008. Mr. Damos has also served as a director of PVC since 2008. Mr. Damos served as President and Chief Executive Officer of Weitz
Company from 2006-2010 and Vertical Growth Officer from 2004-2006. From 2000-2004, Mr. Damos served as the Chief Financial Officer of Weitz Company. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education, experience as a director of Principal Funds and employment experience, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.

Richard W. Gilbert. Mr. Gilbert has served as a director of the Fund since 2000. Mr. Gilbert has also served as a director of PVC since 2000. From 1988-1993, Mr. Gilbert served as the Chairman of the
Board of the Federal Home Loan Bank of Chicago. Since 2005, Mr. Gilbert has served as a director of
Calamos Asset Management, Inc. Through his service as a director of Principal Funds and his employment experience, Mr. Gilbert is experienced with financial, regulatory and investment matters.

Mark A. Grimmett. Mr. Grimmett has served as a director of the Fund since 2004. Mr. Grimmett has also served as a director of PVC since 2004. Mr. Grimmett is a certified public accountant. Since 1996, Mr.
Grimmett has served as the Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his service as a director of Principal Funds, his education and his employment experience, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.

Fritz Hirsch. Mr. Hirsch has served as director of the Fund since 2005. Mr. Hirsch has also served as a director of the PVC since 2005. From 1983-1985, Mr. Hirsch served as Chief Financial Officer of Sassy,
Inc. From 1986-2009, Mr. Hirsch served as President and Chief Executive Officer of Sassy, Inc. Through
his experience as a director of the Principal Funds and employment experience, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.

William Kimball. Mr. Kimball has served as director of the Fund since 2000. Mr. Kimball has also served as a director of the PVC since 2000. From 1998-2004, Mr. Kimball served as Chairman and CEO of
Medicap Pharmacies, Inc. Prior to 1998, Mr. Kimball served as President and CEO of Medicap. Since
2004, Mr. Kimball has served as director of Casey's General Store, Inc. Through his experience as a director of the Principal Funds and his employment experience, Mr. Kimball is experienced with financial, regulatory and investment matters.

Barbara Lukavsky. Ms. Lukavsky has served as a director of the Fund since 1993. Ms. Lukavsky has also served as a director of PVC since 1993. Ms. Lukavsky founded Barbican Enterprises, Inc. and since 1994 has served as its President and CEO. Through her experience as a director of the Principal Funds and employment experience, Ms. Lukavsky is experienced with financial, regulatory, marketing and investment matters.

Daniel Pavelich. Mr. Pavelich has served as a director of the Fund since 2007. Mr. Pavelich has also served as a director of PVC since 2007. From 1998-2007, Mr. Pavelich served as a Trustee of the WM
Group of Funds. From 1996-1999, Mr. Pavelich served as Chairman and CEO of BDO Seidman and as its Chairman from 1994-1996. Through his education, experience as a director of mutual funds and his employment experience, Mr. Pavelich is experienced with financial, accounting, regulatory and investment matters.

Interested Directors
Ralph C. Eucher. Mr. Eucher has served as a director of the Fund since 1999. Mr. Eucher has also served as a director of PVC since 1999. Mr. Eucher has served as a director of Principal Management
Corporation and Princor Financial Services Corporation since 1999. Mr. Eucher has been a Senior Vice
President at Principal Financial Group, Inc. since 2002. Through his professional training and experience as an attorney and his service as a director of Principal Funds and his employment experience, Mr.
Eucher is experienced with financial, regulatory and investment matters.

Nora M. Everett. Ms. Everett has served as a director of the Fund since 2008. Ms. Everett has also served as a director of PVC since 2008. From 2004-2008, Ms. Everett was Senior Vice President and
Deputy General Counsel at Principal Financial Group, Inc. From 2001-2004, Ms. Everett was Vice
President and Counsel at Principal Financial Group. Through her professional training and experience as an attorney and her service as a director of Principal Funds and her employment experience, Ms. Everett is experienced with financial, regulatory and investment matters.

William G. Papesh. Mr. Papesh has served as a director of the Fund since 2007. Mr. Papesh has also served as a director of PVC since 2007. From 1987-2007, Mr. Papesh served as a Trustee, President and Chief Executive Officer of the WM Group of Funds. Through his experience as a director of mutual funds and his employment experience, Mr. Papesh is experienced with financial, regulatory and investment matters.

Risk oversight forms part of the Board's general oversight of the Fund and is addressed as part of various
Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, sub-
advisers, the Fund's Chief Compliance Officer, the independent registered public accounting firm for the
Fund, internal auditors for Principal or its affiliates, as appropriate, regarding risks faced by the Fund. The
Board, with the assistance of Fund management and Principal, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance
Officer who oversees the implementation and testing of the Fund's compliance program and reports to the
Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board's periodic review of the Fund's advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a Principal valuation committee comprised of
Fund officers and officers of Principal and has approved and periodically reviews valuation policies applicable to valuing the Fund's shares.

The Board has established the following committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Fund faces.

Committee membership is identified on the following pages. Each committee must report its activities to the Board on a regular basis. As used in this SAI, the “Fund Complex” refers to all series of Principal
Funds, Inc. (including those not contained in this SAI) and Principal Variable Contracts Funds, Inc.

Audit Committee
The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The
Audit Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund
Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4)
the performance of the Fund Complex's independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the Board. The Audit
Committee held four meetings during the last fiscal year.

Executive Committee
The Committee's primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval. The Executive Committee held no meetings during the last fiscal year.

Nominating and Governance Committee
The Committee's primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Fund Complex's Chief Compliance
Officer. The Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex (as defined in the 1940
Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 680 8th Street, Des Moines, Iowa 50392. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is
"independent" and otherwise qualified under applicable laws and regulations to serve as a director; and
whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.
The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees. The Nominating and Governance Committee held four meetings during the last fiscal year.

Operations Committee
The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations. The Operations Committee held four meetings during the last fiscal year.

Management Information
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the
1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of the Fund (the “Interested Directors”) and those Directors who are Independent Directors.
All Directors serve as directors for each of the two investment companies sponsored by Principal Life
Insurance Company (“Principal Life”): the Fund and Principal Variable Contracts Funds, Inc.

The following directors are considered to be Independent Directors.

Number of
Portfolios
		Length		in Fund
		of Time		Complex
Name, Address,	Position(s) Held	Served as	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	with Fund	Director	During Past 5 Years	Director	Held by Director
Elizabeth Ballantine	Director	Since 2004	Principal, EBA Associates	98	Durango Herald, Inc.;
711 High Street	Member Nominating		(consulting and investments)		McClatchy
Des Moines, Iowa 50392	and Governance				Newspapers, Inc.
1948	Committee

Kristianne Blake	Director	Since 2007	President, Kristianne Gates	98	Avista Corporation;
711 High Street	Member Operations		Blake, P.S. (personal financial		Russell Investment
Des Moines, Iowa 50392	Committee		and tax planning)		Company*
1954					Russell Investment Funds*
(48 portfolios overseen)

Craig Damos	Director	Since 2008	Formerly Chairman/CEO/	98	None
711 High Street	Member Operations		President and Vertical Growth
Des Moines, Iowa 50392	Committee		Officer, and The Weitz
1954			Company (general
construction)

Richard W. Gilbert	Director	Since 2000	President, Gilbert	98	Calamos Asset
711 High Street	Member Executive		Communications, Inc.		Management, Inc.
Des Moines, Iowa 50392	Committee		(business consulting)		(2005)
1940	Member Nominating
and Governance
Committee

Mark A. Grimmett	Director	Since 2004	Executive Vice President and	98	None
711 High Street	Member Audit		CFO, Merle Norman
Des Moines, Iowa 50392	Committee		Cosmetics, Inc. (cosmetics
1960			manufacturing)

Fritz S. Hirsch	Director	Since 2005	Formerly President, Sassy, Inc.	98	Focus Products Group
711 High Street	Member Audit		(manufacturer of infant and		(housewares)
Des Moines, Iowa 50392	Committee		juvenile products)
1951

William C. Kimball	Director	Since 2000	Partner, Kimball – Porter	98	Casey's General Store
711 High Street	Member Nominating		Investments L.L.C.
Des Moines, Iowa 50392	and Governance
1947	Committee

Barbara A. Lukavsky	Director	Since 1993	President and CEO, Barbican	98	None
711 High Street	Member Nominating		Enterprises, Inc.
Des Moines, Iowa 50392	and Governance		(cosmetics manufacturing)
1940	Committee

Daniel Pavelich	Director	Since 2007	Retired	98	Catalytic, Inc.
711 High Street	Member Audit				(offshore software
Des Moines, Iowa 50392	Committee				development);
1944					Vaagan Bros. Lumber, Inc.
* The Fund and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

The following directors are considered to be Interested Directors because they are affiliated persons of
Principal Management Corporation (the “Manager”), Principal Funds Distributor, Inc. (“PFD” or “the
“Distributor”) and/or the Fund’s principal underwriter, or Princor Financial Services Corporation (“Princor”),
the Fund’s former principal underwriter.

Number of
Portfolios in
			Positions with the Manager	Fund	Other
	Position(s)	Length of	and its affiliates;	Complex	Directorships
Name, Address,	Held	Time	Principal Occupation(s)	Overseen	Held by
and Year of Birth	with Fund	Served	During Past 5 Years**	by Director	Director

Ralph C. Eucher	Chairman	Since 2008	Director, PMC (since 2008), PSS (since	98	None
711 High Street	Director	Since 1999	2008), CCI (since 2009) and Spectrum.
Des Moines,	Member Executive		Chairman, PFD (2006-2008). Acting
Iowa 50392	Committee		Chairman, Princor (since 2008). Senior Vice
1952			President, PLIC.

Nora M. Everett	Chief Executive Officer	Since 2010	President and Director, PMC (since 2008).	98	None
711 High Street	President	Since 2008	Director, PFD (since 2008), Princor (since
Des Moines,	Director	Since 2008	2008), PSS (since 2008), and Edge (since
Iowa 50392	Member Executive		2008). Chief Executive Officer, Princor (since
1959	Committee		2009). Senior Vice President/Retirement &
Investors Services, PLIC.

William G. Papesh	Director	Since 2007	Retired December 2007. Prior thereto,	98	None
711 High Street	Member Operations		President and CEO of WM Group of
Des Moines,	Committee		Funds; President and Director of Edge Asset
Iowa 50392			Management, Inc.
1943
** Abbreviations used in this table:
·	Columbus Circle Investors (CCI)
·	Edge Asset Management, Inc. (Edge)
·	Princor Financial Services Corporation (Princor)
·	Principal Funds Distributor, Inc. (PFD)
·	Principal Global Investors, LLC (PGI)
·	Principal Life Insurance Company (PLIC)
·	Principal Management Corporation (PMC)
·	Principal Real Estate Investors, LLC (PREI)
·	Principal Shareholder Services, Inc. (PSS)
·	Spectrum Asset Management, Inc. (Spectrum)

Officers of the Fund
The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors. Each officer of the Fund has the same position with Principal
Funds, Inc.

Position(s) Held
Name, Address	with Fund and	Positions with the Manager and its Affiliates;
and Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years**

Craig L. Bassett	Treasurer	Treasurer, PMC, PFD (since 2006), Princor Financial Services Corporation,
711 High Street	(since 1996)	PSS (since 2007), and Spectrum. Vice President and Treasurer, PGI, PREI,
Des Moines, Iowa 50392		Edge and PLIC.
1952

Michael J. Beer	Executive Vice President	Executive Vice President and Chief Operating Officer, PMC. Executive Vice
711 High Street	(since 2001)	President, PFD (since 2006). President, Princor, PSS (since 2007). Director,
Des Moines, Iowa 50392		PMC (since 2006), Princor, and PSS (since 2007). Vice President – Mutual
1961		Funds and Broker Dealer, and PLIC.

Randy L. Bergstrom	Assistant Tax Counsel	Counsel, PGI (since 2006) and PLIC.
711 High Street	(since 2005)
Des Moines, Iowa 50392
1955

David J. Brown	Chief Compliance Officer	Senior Vice President, PMC, PFD (since 2006), Princor, and PSS (since
711 High Street	(since 2004)	2007). Vice President/Compliance, PLIC.
Des Moines, Iowa 50392
1960

Jill R. Brown	Senior Vice President	Senior Vice President and Chief Financial Officer, PMC, Princor, and PSS
1100 Investment Boulevard,	(since 2007)	(since 2007). President and Chief Financial Officer, PFD (since 2010). Prior
Ste 200		thereto, Senior Vice President and Chief Financial Officer, PFD (2006-2010).
El Dorado Hills, CA 95762
1967

Cary Fuchs	Senior Vice President of	Chief Operating Officer, PFD (since 2010). President, PFD (2007-2010).
1100 Investment Boulevard,	Distribution (since 2007)	Senior Vice President/Mutual Fund Operations, PSS (since 2009). Vice
Ste 200		President/Mutual Fund Operations, PSS (2007-2009). Director – Transfer
El Dorado Hills, CA 95762		Agent & Administrative Services, PLIC. Prior thereto, FVO, WMSS.
1957

Stephen G. Gallaher	Assistant Counsel	Assistant General Counsel, PMC (since 2007), PFD (since 2007), Princor
711 High Street	(since 2006)	(since 2007), PSS (since 2007), and PLIC. Prior thereto, Second Vice
Des Moines, Iowa 50392		President and Counsel.
1955

Ernest H. Gillum	Vice President (since 2000)	Vice President and Chief Compliance Officer, PMC. Vice President, Princor,
711 High Street	Assistant Secretary	and PSS (since 2007).
Des Moines, Iowa 50392	(since 1993)
1955

Patrick A. Kirchner	Assistant Counsel	Assistant General Counsel, PMC (since 2008), Princor (since 2008), and
711 High Street	(since 2002)	PGI (since 2008) and PLIC
Des Moines, Iowa 50392
1960

Carolyn F. Kolks	Assistant Tax Counsel	Counsel, PGI and PLIC.
711 High Street	(since 2005)
Des Moines, Iowa 50392
1962

Jennifer A. Mills	Assistant Counsel	Counsel, PMC (since 2009), PFD (since 2009), Princor (since 2009), PSS
711 High Street	(since 2010)	(since 2009), and PLIC (since 2006). Prior thereto, Judicial Law Clerk, Iowa
Des Moines, IA 50392		Supreme Court.
1973

Layne A. Rasmussen	Chief Financial Officer	Vice President and Controller – Principal Funds, PMC and Princor (2008-
711 High Street	(since 2008)	2009).
Des Moines, Iowa 50392	Vice President (since 2005)
1958	Controller (since 2000)

Michael D. Roughton	Counsel	Senior Vice President and Associate General Counsel, PMC and Princor.
711 High Street	(since 1990)	Senior Vice President and Counsel, PFD (since 2006), PSS (since 2007).
Des Moines, Iowa 50392		Vice President and Associate General Counsel, PGI and PLIC.
1951

Adam U. Shaikh	Assistant Counsel	Counsel, PMC (since 2007), PFD (since 2007), Princor (since 2007), PSS
711 High Street	(since 2006)	(since 2007) and PLIC (since 2006). Prior thereto, practicing attorney.
Des Moines, Iowa 50392
1972

Dan L. Westholm	Assistant Treasurer	Director – Treasury, PMC, Princor (2008-2009), PSS (since 2007), and
711 High Street	(since 2006)	PLIC.
Des Moines, Iowa 50392
1966

Beth C. Wilson	Vice President and	Vice President, PMC (since 2007) and Princor (2007-2009). Prior thereto,
711 High Street	Secretary (since 2007)	Segment Business Manager for Pella Corp.
Des Moines, Iowa 50392
1956

**	Abbreviations used in this table:
	·	Columbus Circle Investors (CCI)
	·	Edge Asset Management, Inc. (Edge)
	·	Princor Financial Services Corporation (Princor)
	·	Principal Funds Distributor, Inc. (PFD)
	·	Principal Global Investors, LLC (PGI)
	·	Principal Life Insurance Company (PLIC)
	·	Principal Management Corporation (PMC)
	·	Principal Real Estate Investors, LLC (PREI)
	·	Principal Shareholder Services, Inc. (PSS)
	·	Spectrum Asset Management, Inc. (Spectrum)

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2009.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal Funds, Inc. Directors who beneficially owned shares of the series of the
Principal Variable Contracts Funds, Inc. did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Independent Directors (not Considered to be "Interested Persons")

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Ballantine	Blake	Damos	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Preferred Securities	A	B	C	A	A	A	E	A	A
Total Fund Complex	D	E	E	E	E	E	E	E	E

29

Directors Considered to be “Interested Persons”
A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Everett	Eucher	Papesh
Total Fund Complex*	E	E	E
*These directors did not own shares of the Funds in this SAI as of December 31, 2009.

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the
Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an “interested person” received compensation for service as a member of the Boards of all investment companies sponsored by Principal
Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent
Directors from the Funds included in this SAI and from the Fund Complex during the fiscal year ended
August 31, 2010. On that date, there were 2 funds (with a total of 99 portfolios in the Fund Complex). The
Fund does not provide retirement benefits to any of the Directors.

Director	The Funds in this SAI*	Fund Complex
Elizabeth Ballantine	$3,302	$135,038
Kristianne Blake	3,407	141,338
Craig Damos	3,204	133,088
Richard W. Gilbert	3,625	151,113
Mark A. Grimmett	3,517	144,375
Fritz Hirsch	3,418	142,750
William C. Kimball	3,289	136,038
Barbara A. Lukavsky	3,245	135,663
Daniel Pavelich	3,365	139,225

* The Funds in this SAI have not completed a full fiscal year of operation. The Bond Market Index Fund and International Equity
Index Fund commenced operations on December 30, 2009. The Diversified Real Asset Fund commenced operations on
March 16, 2010. Effective in 2010, the Preferred Securities Fund’ fiscal year end was changed from October 31 to August 31.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons
The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of December 6, 2010. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The list is represented in alphabetical order by fund.

Jurisdiction
Under Which
Control Person
is Organized
			(when control	Parent of Control
	Percent of		person is a	Person (when control
Fund	Ownership	Shareholder Name and Address	company)	person is a company)
DIVERSIFIED REAL ASSET	27.13%	LIFETIME 2020 FUND	MARYLAND	PRINCIPAL FUNDS, INC.
ATTN MUTUAL FUND ACCOUNTING-H221
711 HIGH ST
DES MOINES IA 50392-0001

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class" in the prospectus for the Class A and C shares.

The Principal LifeTime Funds, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the Principal LifeTime
Funds, SAM Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a
"Majority of the Outstanding Voting Securities").

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the
Fund's outstanding shares as of December 6, 2010. The list is presented in alphabetical order by fund.

	Percentage of
Fund/Class	Ownership	Name and Address of Owner
BOND MARKET INDEX (I)	7.53%	LIFETIME 2010 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (I)	19.68%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (I)	12.55%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (I)	20.11%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL FINANCIAL GROUP
		OMNIBUS WRAPPED
		ATTN NPIO TRADE DESK
		711 HIGH STREET G-012-S41
		DES MOINES IA 50392-9992

BOND MARKET INDEX (I)	14.28%	DIVERSIFIED GROWTH
		DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (I)	11.02%	DIVERSIFIED BALANCED
		DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R1)	5.13%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		NON-QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R1)	94.30%	DELAWARE CHARTER GUARANTEE & TRUST
		FBO VARIOUS QUALIFIED PLANS
		711 HIGH STREET
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R2)	97.98%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R3)	5.33%	DELAWARE CHARTER GUARANTEE & TRUST
		FBO VARIOUS NON-QUALIFIED PLANS
		FBO PRINCIPAL FINANCIAL GROUP
		ATTN: RIS NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R3)	74.14%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R4)	96.88%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R5)	83.82%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (A)	22.14%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED REAL ASSET (C)	18.08%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED REAL ASSET (C)	6.52%	MELISSA S DURBIN
		2830 COMMERCE BLVD
		BIRMINGHAM AL 35210-1216

DIVERSIFIED REAL ASSET (I)	14.21%	LIFETIME 2010 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (I)	28.59%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (I)	8.45%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (I)	6.65%	LIFETIME STRATEGIC INCOME FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (I)	17.29%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (I)	9.45%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (P)	100.00%	PRINCIPAL MANAGEMENT CORPORATION
		PRINCIPAL FINANCIAL GROUP
		ATTN: SUBSIDIARY ACCOUNT N002-E020
		711 HIGH ST
		DES MOINES IA 50392-9992

INTERNATIONAL EQUITY INDEX (I)	5.48%	LIFETIME 2010 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (I)	20.50%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (I)	15.72%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (I)	6.24%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (I)	24.10%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (I)	7.75%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL FINANCIAL GROUP
		OMNIBUS WRAPPED
		ATTN NPIO TRADE DESK
		711 HIGH STREET G-012-S41
		DES MOINES IA 50392-9992

INTERNATIONAL EQUITY INDEX (I)	7.06%	DIVERSIFIED GROWTH
		DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R1)	43.51%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R1)	56.48%	PRINCIPAL MANAGEMENT CORPORATION
		PRINCIPAL FINANCIAL GROUP
		ATTN: SUBSIDIARY ACCOUNT N002-E020
		711 HIGH ST
		DES MOINES IA 50392-9992

INTERNATIONAL EQUITY INDEX (R2)	87.92%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R2)	12.07%	PRINCIPAL MANAGEMENT CORPORATION
		PRINCIPAL FINANCIAL GROUP
		ATTN: SUBSIDIARY ACCOUNT N002-E020
		711 HIGH ST
		DES MOINES IA 50392-9992

INTERNATIONAL EQUITY INDEX (R3)	76.45%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R3)	10.02%	COUNSEL TRUST DBA MATC
		FBO CERTISTAFF INC 401 K SAVINGS PLAN
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

INTERNATIONAL EQUITY INDEX (R3)	13.52%	PRINCIPAL MANAGEMENT CORPORATION
		PRINCIPAL FINANCIAL GROUP
		ATTN: SUBSIDIARY ACCOUNT N002-E020
		711 HIGH ST
		DES MOINES IA 50392-9992

INTERNATIONAL EQUITY INDEX (R4)	99.44%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R5)	99.52%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (A)	6.53%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

PREFERRED SECURITIES (A)	6.55%	CITIGROUP GLOBAL MARKETS
		HOUSE ACCOUNT
		700 RED BROOK
		OWINGS MILLS MD 21117-5184

PREFERRED SECURITIES (A)	8.52%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

PREFERRED SECURITIES (A)	25.03%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

PREFERRED SECURITIES (A)	6.61%	PRUDENTIAL INVESTMENT MANAGEMENT
		SERVICE FOR THE BENEFIT OF
		MUTUAL FUND CLIENTS
		ATTN: PRUCHOICE UNIT, MAIL STOP NJ-11-05-20
		100 MULBERRY ST GATEWAY CTR 3 FL 11
		NEWARK NJ 07102

PREFERRED SECURITIES (C)	5.66%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

PREFERRED SECURITIES (C)	12.50%	CITIGROUP GLOBAL MARKETS
		HOUSE ACCOUNT
		700 RED BROOK
		OWINGS MILLS MD 21117-5184

PREFERRED SECURITIES (C)	41.06%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

PREFERRED SECURITIES (I)	14.46%	LPL FINANCIAL
		FBO CUSTOMER ACCOUNTS
		ATTN MUTUAL FUND OPERATIONS
		PO BOX 509046
		SAN DIEGO CA 92150-9046

PREFERRED SECURITIES (I)	11.21%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING H-221
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (I)	5.03%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (I)	9.81%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (I)	6.62%	NFS LLC FEBO
		BANK OF AMERICA NA
		TRUSTEE F/B/O OUR CLIENTS
		OMNIBUS CASH CASH
		PO BOX 831575
		DALLAS TX 75283-1575

PREFERRED SECURITIES (I)	6.78%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (P)	17.07%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

PREFERRED SECURITIES (P)	6.29%	NFS LLC FEBO
		NFS/FMTC IRA
		FBO JOAN S HYMAN
		25 CALYPSO SHORES
		NOVATO CA 94949-5308

PREFERRED SECURITIES (P)	9.43%	NFS LLC FEBO
		STARRETT DALTON
		1801 TIBURON BLVD STE 200
		TIBURON CA 94920-2574

PREFERRED SECURITIES (P)	6.29%	NFS LLC FEBO
		NFS/FMTC IRA
		FBO SANDRA R BENKO
		2171 ALEJANDRO DR
		SANTA ROSA CA 95405-8158

PREFERRED SECURITIES (P)	6.29%	NFS LLC FEBO
		NFS/FMTC SEP IRA
		FBO LEO G PHILIP
		1625 DE ANNA BLVD
		SAN MATEO CA 94403-3952

PREFERRED SECURITIES (P)	6.29%	NFS LLC FEBO
		NFS/FMTC SEP IRA
		FBO KERRY WALSH
		64 CORDONE DR
		SAN ANSELMO CA 94960-1731

PREFERRED SECURITIES (P)	6.26%	NFS LLC FEBO
		NFS/FMTC IRA
		FBO MARGARET RUSSOM-BARTOLINI
		10 WOODVIEW LN
		NOVATO CA 94945-2726

PREFERRED SECURITIES (P)	8.11%	NFS LLC FEBO
		NFS/FMTC ROLLOVER IRA
		FBO CHRIS K THYGESEN
		1302 WAUGH DRIVE 182
		HOUSTON TX 77019-3908

PREFERRED SECURITIES (R1)	97.86%	DELAWARE CHARTER GUARANTEE & TRUST
		FBO VARIOUS QUALIFIED PLANS
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R2)	41.52%	IRWIN HOLDINGS COMPANY AND AFFILIATES
		FBO SUPPLEMENTAL EXEC RET. PLAN OF
		IRWIN HOLDINGS COMPANY AND AFFILIATES
		ATTN MARITA SWANSON
		1580 W CARSON ST
		LONG BEACH CA 90810-1455

PREFERRED SECURITIES (R2)	55.60%	DCGT AS TTEE AND/OR CUST
		FBO VARIOUS QUALIFIED PLANS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R3)	93.76%	DCGT AS TTEE AND/OR CUST
		FBO VARIOUS QUALIFIED PLANS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R4)	93.07%	DCGT AS TTEE AND/OR CUST
		FBO PRINCIPAL FINANCIAL GROUP
		QUALIFIED PRIN ADVTG OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R5)	13.70%	WELLS FARGO INST TRUST SERVICES
		FBO WORLD INSURANCE CO.
		EXECUTIVE SERP PLAN
		ATTN KATE MEYER
		733 MARQUETTE AVENUE
		MINNEAPOLIS MN 55402-2309

PREFERRED SECURITIES (R5)	18.79%	PRINCIPAL TRUST COMPANY
		FBO NQ DB OF AAA ARIZONA
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PREFERRED SECURITIES (R5)	5.55%	PRINCIPAL TRUST COMPANY
		FBO DC SERP OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PREFERRED SECURITIES (R5)	51.44%	DCGT AS TTEE AND/OR CUST
		FBO VARIOUS QUALIFIED PLANS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

Management Ownership
As of December 6, 2010, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of
Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the
Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, Principal pays each Sub-Advisor a fee.

Sub-Advisor:	BlackRock Financial Management, Inc. is a wholly owned subsidiary of BlackRock
Holdco 2, Inc., which is a wholly owned subsidiary of BlackRock, Inc.
Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:	Credit Suisse Asset Management LLC ("Credit Suisse") is an indirect subsidiary of Credit
Suisse Group AG (CSG). Credit Suisse Group AG (Ticker: CSGN) is listed on the SWX
Swiss Exchange and in the form of American Depository Shares (Ticker: CS) on the New
York Stock Exchange. CSG offers a wide range of financial services and products.
Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:	Jennison Associates LLC ("Jennison") is organized under the laws of Delaware as a single member limited liability company whose sole member is Prudential Investment
Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset
Management Holding Company LLC, which is a direct, wholly-owned subsidiary of
Prudential Financial, Inc. Prudential Financial, Inc. directly and indirectly through its numerous affiliates, engages in many different financial and other activities.
Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”) provides investment advisory services and is a wholly owned subsidiary of The Bank of New York Mellon (“Mellon”).
Fund(s):	Bond Market Index

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal
Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial
Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters office is in Des Moines,
Iowa. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations including London, Sydney and
Singapore.
Fund(s):	International Equity Index

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal
Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life.
Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum provides investment advisory services and was founded in 1987.
Fund(s):	Preferred Securities

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. ("Tortoise") was formed in October 2002 to provide portfolio management services to institutional and high-net worth investors seeking professional management of their MLP investments. Tortoise is managed by its five managing directors and is wholly-owned by Tortoise Holdings, LLC. Mariner Holdings,
LLC through its wholly-owned subsidiary Montage Asset Management, LLC, owns a majority interest in Tortoise Holdings, LLC with the remaining interests held by Tortoise's five managing directors and certain other senior Tortoise employees.
Fund(s):	a portion of the assets of Diversified Real Asset

Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Fund who are also affiliated persons of Principal or affiliated advisors, see the Interested Director and Officer tables in the “Leadership Structure and Board of Directors” section.

Codes of Ethics
The Fund, Principal, each of the Sub-Advisors, and PFD have adopted Codes of Ethics (“Codes”) under
Rule 17j-1 of the 1940 Act. Principal and each Sub-Advisor has also adopted such a Code under Rule
204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund,
and PFD, and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

For providing the investment advisory services, and specified other services, Principal, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates. The management fee schedules for the Funds are as follows (expressed as a percentage of average net assets):

	Net Asset Value of Fund
	First	Next	Next	Assets Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Diversified Real Asset	0.85%	0.83%	0.81%	0.80%

Net Asset Value of Fund
Fund	All Assets
Bond Market Index	0.25%
International Equity Index	0.25%

Net Asset Value of Fund
	First	Next	Next	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$500 Million	$1 Billion	$3 Billion
Preferred Securities	0.75%	0.73%	0.71%	0.70%	0.69%	0.68%

Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Accounting services customarily required by investment companies are provided to each Fund by Principal, under the terms of the Management Agreement. Principal Shareholder Services,
Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, C, J, P, R-1, R-
2, R-3, R-4, R-5, and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions. Principal is also responsible for providing certain shareholder and administrative services to the R-1, R-2, R-3, R-4 and R-5 share classes pursuant to a Service Agreement and an
Administrative Services Agreement.

Principal has contractually agreed to limit the Fund's expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The expenses borne by Principal are subject to reimbursement by the Funds through the expiration date, provided no reimbursement will be made if it would result in the Funds’ exceeding the total operating expense limits. The operating expense limits and the agreement terms are as follows:

Fund	R-1	R-2	R-3	R-4	R-5	Institutional	Expiration
Bond Market Index	1.18%	1.05%	0.87%	0.68%	0.56%	0.30%	12/31/2011
International Equity Index	1.28%	1.15%	0.97%	0.78%	0.66%	0.40%	12/31/2011

Fund	A	C	Institutional	Expiration
Diversified Real Asset	1.25%	2.00%	0.95%	12/31/2012

In addition, Principal Management Corp. has contractually agreed to limit the expenses identified as
"Other Expenses" related to Class P shares and, if necessary, pay expenses normally payable by the
Fund, excluding interest expense, through the period ending December 31, 2011. The expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%.

Fees paid for investment management services during the periods indicated were as follows:

Management and Investment Advisory Fees for Periods Ended August 31
	(amounts in thousands)
Fund	2010	2009	2008

Bond Market Index	$ 563**	N/A	N/A
Diversified Real Asset	684***	N/A	N/A
International Equity Income	327**	N/A	N/A
Preferred Securities	14,749*	$12,226	$9,446

*	Period from November 1, 2009 through August 31, 2010. Effective in 2010, Preferred Securities Fund's fiscal year end was changed from October 31 to August 31.
**	Period from December 30, 2009, date operations commenced, through August 31, 2010.
*** Period from March 16, 2010, date operations commenced, through August 31, 2010.

Sub-Advisory Agreements for the Funds
Funds for which Principal Global Investors, LLC (“PGI”) serves as Sub-Advisor. The Manager pays
PGI a fee, computed and paid monthly, at an annual rate as shown below.

	Net Asset Value of Fund
	First	Over
	$500 million	$500 million
International Equity Index (PGI)	0.05%	0.03%

Funds for which Principal Real Estate Investors, LLC (“Principal-REI”) serves as Sub-Advisor.
Principal-REI is Sub-Advisor for each Fund identified below in the table below. The Manager pays
Principal-REI a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for the fund included in the table below, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life
Insurance Company to which Principal-REI provides investment advisory services and which have the same investment mandate (e.g., global real estate) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Diversified Real Asset	0.49%	0.44%	0.39%
(REIT portion)

Funds for which Spectrum Asset Management, Inc. (“Spectrum”) serves as Sub-Advisor. Spectrum is Sub-Advisor for each Fund identified in the table below. Principal pays Spectrum a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of
Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance
Company to which Spectrum provides investment advisory services and which have the same investment mandate (e.g., preferred securities) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$150 million	$250 million
Preferred Securities	0.34%	0.29%	0.20%

All Other Funds
In calculating the fee for each Fund, each Sub-Advisor has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the “Aggregated Assets”). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$200 million	$300 million	$500 million	$1 billion
Bond Market Index	0.08%	0.06%	0.05%	0.04%
(Mellon Capital)

Net Asset Value of Fund
Fund	All Net Assets
Diversified Real Asset (inflation-indexed bonds portion)	0.08%
(BlackRock)
Fund assets will be aggregated with BlackRock’s assets held within the Principal Funds, Inc. Inflation Protection Fund.

	Net Asset Value of Fund
	First	Next	Over
Fund	$50 million	$100 million	$150 million
Diversified Real Asset	0.40%	0.35%	0.30%
(commodity index-linked notes portion) (Credit Suisse)

Net Asset Value of Fund
	First	Over
	$100 million	$100 million
Diversified Real Asset	0.55%	0.50%
(natural resources portion) (Jennison)
So long as Jennison's assets under management within the Fund equal or exceed $100 million, the fee shall be 0.50% on all assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$25 million	$25 million	$50 million
Diversified Real Asset	1.00%	0.85%	0.75%

(MLP portion) (Tortoise)
Fund assets will be aggregated with Tortoise's assets held in the Principal Funds, Inc. Global Diversified Income Fund. So long as
Tortoise's total assets under management equal or exceed $75 million, the fee shall be 0.75% on all assets.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

	Sub-Advisor Fees for Periods Ended August 31
Fund	2010	2009	2008
Bond Market Index(1)	$ 157,755	N/A	N/A
Diversified Real Asset(2)	75,149	N/A	N/A
International Equity Income(1)	57,594	N/A	N/A
Preferred Securities	4,250,934(4)	$3,493,312	$2,797,767

(1) The Bond Market Index Fund and International Equity Index Fund commenced operations on December 30, 2009.
(2) The Diversified Real Asset Fund commenced operations on March 16, 2010.
(3) This information is from the periods ended October 31; effective in 2010, the Preferred Securities Fund’s fiscal year end was changed from October 31 to August 31.
(4) Information for the Preferred Securities Fund is from November 1, 2009 through August 31, 2010; effective in 2010, the Preferred
Securities Fund’s fiscal year end was changed from October 31 to August 31.

	Underwriting Fees for Periods Ended August 31
		(amounts in thousands)
Fund	2010	2009	2008
Diversified Real Asset(1)	$ 24	N/A	N/A
Preferred Securities	739	$1,017	$333
(1) The Diversified Real Asset Fund commenced operations on March 16, 2010.

Custodian
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, One
Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule
18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, Class P,
R-1 Class, R-2 Class, R-3 Class, R-4 Class, R-5 Class, Class J, Class A, and Class C.

Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the prospectus.

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, C, and J shares are waived on:
shares redeemed that were purchased pursuant to the Small Amount Force Out ("SAFO") program;
shares redeemed within 90 days after an account is re-registered due to a shareholder's death;

·	shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal
Revenue Code of 1986, as amended;
·	shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal
Revenue Code;
·	shares redeemed to pay retirement plan fees;

· shares redeemed involuntarily from small balance accounts (values of less than $1000);
· shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month
(measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
· shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m),
408(k) and 415 of the Internal Revenue Code; or
· shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age
55.

The P, R-1, R-2, R-3, R-4, R-5, and Institutional Classes are available without any front-end sales charge or contingent deferred sales charge. The R-1, R-2, R-3, R-4, and R-5 Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the
Funds. The R-1, R-2, R-3, R-4, and R-5 share classes are subject to asset based charges (described below). Class P shares are generally available through mutual fund wrap programs or fee based advisory programs which may charge fees in addition to those charged by the Funds.

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's R-1, R-2,
R-3, R-4, and R-5 Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)
The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

·	responding to plan sponsor and plan member inquiries;
·	providing information regarding plan sponsor and plan member investments; and
·	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any
successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to each of the R-1, R-2, R-3, R-4 and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and
Principal may agree).

Administrative Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)
The Administrative Service Agreement provides for Principal to provide services to beneficial owners of
Fund shares. Such services include:

· receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
· providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
· processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
· acting as shareholder of record and nominee for plans;
· maintaining account records for shareholders and/or other beneficial owners;
· providing notification to plan shareholders of transactions affecting their accounts;
· forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
· distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
· other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2
Class, 0.07% of the average daily net assets of the R-3 Class, 0.03% of the average daily net assets of the R-4 Class and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and
Principal may agree).

Principal will generally, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve
Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements
The Distributor for the Funds is Principal Funds Distributor, Inc. ("PFD"). The address for Principal Funds
Distributor, Inc. is as follows: 1100 Investment Boulevard, El Dorado Hills, CA95762-5710.

In addition to the management and service fees, certain of the Fund's share classes are subject to a Rule
12b-1 Distribution Plan and Agreement (a “Plan”). The Board of Directors and initial shareholders of the
R-1, R-2, R-3, R-4, A, C, and J Classes of shares have approved and entered into a Plan. In adopting the
Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund
(as defined in the 1940 Act) determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.

The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-
dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:

· formulation and implementation of marketing and promotional activities;
· preparation, printing, and distribution of sales literature;
· preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
· obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
· making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
· providing training, marketing, and support with respect to the sale of shares.

The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Maximum Annualized
Share Class	12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
Class A shares	0.25%
Class C shares	1.00%
Class J shares	0.45%
R-4	0.10%

(1)	The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, C, or J shares.

The Distributor may remit on a continuous basis all of these sums to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class
A, Class C, Class J, R-1 Class, R-2 Class, R-3 Class, or R-4 Class shares.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

The Funds made the following Distribution/12b-1 payments for the year ended August 31, 2010:

(amounts in thousands)
Bond Market Index	$ 47**
Diversified Real Asset	8***
International Equity Income	1**
Preferred Securities	5,710*

*	Period from November 1, 2009 through August 31, 2010. Effective in 2010, the Preferred Securities Fund's fiscal year end was changed from October 31 to August 31.
**	Period from December 30, 2009, date operations commenced, through August 31, 2010.
*** Period from March 16, 2010, date operations commenced, through August 31, 2010.

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class P, Class R-1,
Class R-2, Class R-3, Class R-4, and Class R-5 shares)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (1100
Investment Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J,
Class P, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares. The Fund pays PSS a fee for the services provided pursuant to the agreement in an amount equal to the costs incurred by PSS for providing such services. With respect to each of the share classes, the Fund will pay PSS a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal
Shareholder Services for providing such services. The services include:

·	issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
·	preparation and distribution of dividend and capital gain payments to shareholders;
·	delivery, redemption and repurchase of shares, and remittances to shareholders;
·	the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
·	communication with shareholders concerning the above items; and
·	use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

PSS will pay operating expenses attributable to R-1, R-2, R-3, R-4, and R-5 share classes related to (a)
the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Fund for sale in states and jurisdictions.

INTERMEDIARY COMPENSATION

Additional Payments to Intermediaries.
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to
Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. In some situations the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such payments directly to intermediaries.

For Classes R-1, R-2, R-3, R-4 and R-5 shares, such compensation is generally paid out of the Service
Fees and Administrative Service Fees that are disclosed in the prospectus as Other Expenses. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

The amounts paid to intermediaries may vary, and may vary by share class and by fund.

Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service
Fees pertaining to such plans.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The
Distributor's goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by fund and by share class.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses. Other compensation may be paid to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

The payments described in this SAI may create a conflict of interest by influencing your Financial
Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in the prospectus. Ask your
Financial Professional about any fees and commissions they charge.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

As of December 15, 2010, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule
12b-1 fees and Expense Reimbursement) include, but are not necessarily limited to, the following:

401(k) Advisors, Inc.	Intersecurities Inc.
ACS HR Solutions LLC	Invest Financial Corp.
ADP Retirement Services	Investacorp Inc.
AFA Financial Group LLC	Investment Centers of America, Inc.
AIG Advisor Group	Janney Montgomery Scott
AIG SunAmerica Life	JP Morgan Retirement Plan Services
American Century Investments	KMS Financial Services Inc
American General Life Insurance	Leumi Investment Services Inc.
American Investors Co	Lincoln Financial Advisors
American Portfolios Financial Services	Lincoln Financial Securities
Ameriprise Financial Services	Lincoln Investment Planning
ASAE Services, Inc.	Lincoln Retirement Services Co.
Ascensus	Lockton Financial Advisors LLC
AXA Advisors, LLC	LPL Financial Corp.- UVEST
Bedminster Financial Group Ltd.	LPL Financial Corporation
Benefit Plan Administrators	M Holdings Securities Inc.
Cambridge Investment Research Inc.	Mercer HR Services
Cantella & Co. Inc.	Merrill Lynch
Capital Investment Brokerage, Inc.	Merrill Lynch, Pierce, Fenner & Smith Inc.
CBIZ Financial Solutions, Inc.	MidAtlantic Capital Corporation
CEROS Financial Services, Inc.	Middlegate Securities LTD
Cetera Financial Group	MML Investors Services Inc.
Charles Schwab & Co.	Morgan Keegan & Co.
Charles Schwab (Bear Sterns)	Morgan Stanley & Co.
Charles Schwab Trust Company	Morgan Stanley INS Services, Inc.
Chase Investment Services Corp.	Morgan Stanley Smith Barney
Commonwealth Financial Network	MSCS Financial Services
CPI Qualified Consultants	Multi-Financial Securities Corp.
Daily Access Corporation	Mutual Service Corporation
Digital Retirement Solutions	National Financial Services
Edward Jones	National Planning Corp.
ePlan Services, Inc	National Planning Holdings
Expert Plan	Nationwide Investment Services Corp
Farmers Financial Solutions	NBC Securities Inc.
Fidelity Investment Institutional Operations Co.	New England Securities
Financial Data Services	New York State Deferred Compensation Plan
Financial Network Investment Corp.	Newport Group, The
Financial Telesis Inc	Newport Retirement Plan Services
First Clearing	NFP Securities, Inc.
First Heartland Capital Inc.	NHA Insurance Agency, Inc.
FSC Securities Corporation	NRP Financial, Inc.
Genesis Employee Benefit	NYLife Distributors LLC
Geneos Wealth Management Inc.	OneAmerica Securities, Inc.
Genworth Financial Securities Corp.	Ogilvie Security Advisors Corp.
GWFS Equities	Packerland Brokerage Services, Inc.
H Beck Inc	Pershing
Harbor Financial Services LLC	Plan Administrators, Inc.
Huntington Investment Company, The	PRIMEVEST Financial Services, Inc.
ICMA-Retirement Corp.	Princeton Retirement Group
ING Financial Partners Inc.	Principal Life Insurance Company

Princor Financial Services Corp	Symetra Investment Services Inc.
ProEquities, Inc.	T. Rowe Price Retirement Plan Services
Prudential Investment Management Services	TD Ameritrade Inc.
Prudential Retirement Services	TD Ameritrade Trust Company
Quest Capital Strategies Inc	TIAA-CREF
Raymond James & Associates, Inc.	Triad Advisors, Inc.
Raymond James Financial Services, Inc.	Truenorth Securities Inc
RBC Capital Markets Corp.	Trustcore Investments Inc
Reliance Trust Company	UBS Financial Services, Inc.
Robert W. Baird & Co.	United Planners Financial Services of America
Royal Alliance Associates, Inc.	US Bancorp Investments
Royal Securities Co.	UVEST Financial Services
SagePoint Financial, Inc.	Valmark Securities Inc.
Scott & Stringfellow Inc.	Vanguard Group, The
Scottrade	Vanguard Marketing Corporation
Searle & Co.	VSR Financial Services, Inc.
Securities America, Inc.	Wachovia Retirement Services
Sigma Financial Corp	Wells Fargo Advisors
Signator Investors Inc.	Wells Fargo Investments
SII Investments, Inc.	Wells Fargo Retirement Services
Southwest Securities	Wilmington Trust
Stifel Nicolaus & Company	Wilmington Trust Retirement & Institutional Services
Sunset Financial Services Inc	Young, Stovall & Co.
Support Services Financial Advisors Inc.

To obtain a current list of such firms, call 1-800-547-7754.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by Principal, or by the Fund's Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of Principal and of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, Principal or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that Principal or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when Principal or the Sub-Advisor believes that such commissions are reasonable in light of
a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which Principal or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, Principal or the Sub-
Advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Principal or a Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

Principal or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. Principal or a Sub-
Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and Principal or a Sub-Advisor may use it in servicing some or all of the accounts it manages.
Principal and the Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended August 31, 2010, due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

	Amount of	Related
	Transactions because of	Commissions
Fund	Research Services Provided	Paid
Diversified Real Asset	$ 6,582,633	$4,827
International Equity Index	11,633,491	2,665

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or Principal, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund's sub-advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions;
portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a
Fund's Manager and/or Sub-Advisor, which can be significant over time, and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds may participate in a program through a relationship with Frank Russell Securities, Inc. From time to time, the
Board reviews whether participation in the recapture program is in the best interest of the Funds.

The following table shows the brokerage commissions paid during the periods indicated.

	Total Brokerage Commissions Paid for Periods Ended August 31

Fund	2010	2009	2008
Bond Market Index	N/A	N/A	N/A
Diversified Real Asset	$ 43,687	N/A	N/A
International Equity Index	192,359	N/A	N/A
Preferred Securities	290,312*	$925,372	$1,036,803

*Includes only activity from November 1, 2009 through August 31, 2010. Effective in 2010 the Preferred Securities Fund’s fiscal year end changed from October 31 to August 31.

The primary reasons for changes in several Funds' brokerage commissions for the three years were changes in Fund size; changes in market conditions; and changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Brokerage Commissions	Sub-Advisor Employed by		Principal Variable
were Paid to the Following	Principal Funds, Inc. or	Principal Funds, Inc.	Contracts Funds, Inc.
Broker-Dealers who are	Principal Variable	Fund Advisor	Account Advisor
Affiliated with the Sub-Advisor	Contracts Funds, Inc.	by Sub-Advisor	by Sub-Advisor

Bear Stearns Wealth	JP Morgan Investment	High Yield I	SmallCap Value I
Management (a JP Morgan	Management, Inc.
company);
JP Morgan Securities Inc.

Citigroup Global Markets, Inc.;	Morgan Stanley Investment		Asset Allocation
Morgan Stanley & Co., Inc.	Management Inc.

Credit Suisse	Credit Suisse Asset	Diversified Real Asset	N/A
Management, LLC

Fidelity Brokerage Services LLC	Pyramis Global Advisors, LLC	International I	N/A

Goldman Sachs & Co.;	Goldman Sachs Asset	MidCap Value I	N/A
Pipeline Trading Systems LLC	Management LP

G-Trade Services, LLC;	Mellon Capital Management	MidCap Growth III	SmallCap Value I
BNY Brokerage, Inc.	Corporation

Sanford C. Bernstein & Co., LLC	AllianceBernstein L.P.	LargeCap Value III and SmallCap	LargeCapValue III
Growth I

Spectrum Asset Management,	Columbus Circle Investors	LargeCap Growth, MidCap Growth	LargeCap Growth
Inc.		and SmallCap Growth I

Spectrum Asset Management,	Edge Asset Management, Inc.	Equity Income, Government & High	Equity Income, Government &
Inc.		Quality Bond, High Yield, Income,	High Quality Bond, Income,
		Principal Capital Appreciation, Short-	Principal Capital Appreciation,
		Term Income, SAM Balanced, SAM	SAM Balanced, SAM
		Conservative Balanced, SAM	Conservative Balanced, SAM
		Conservative Growth, SAM Flexible	Conservative Growth, SAM
		Income and SAM Strategic Growth	Flexible Income, SAM
Strategic Growth, and Short-
Term Income

Spectrum Asset Management,	Principal Global Investors, LLC	Bond & Mortgage Securities,	Balanced, Bond & Mortgage
Inc.		Disciplined LargeCap Blend,	Securities, Diversified
		Diversified International; International	International, International
		Emerging Markets, International	Emerging Markets, LargeCap
		Growth, LargeCap S&P 500 Index,	S&P 500 Index, LargeCap
		LargeCap Value, MidCap Blend,	Value, MidCap Blend, Money
		MidCap S&P 400 Index, MidCap	Market, Principal LifeTime
		Value III; Money Market, Principal	2010, Principal LifeTime 2020,
		LifeTime 2010, Principal LifeTime	Principal LifeTime 2030,
		2020, Principal LifeTime 2030,	Principal LifeTime 2040,

		Principal LifeTime 2040, Principal	Principal LifeTime 2050,
		LifeTime 2050, Principal LifeTime	Principal LifeTime Strategic
		Strategic Income, Short-Term Bond,	Income, and SmallCap Blend
SmallCap Blend, SmallCap Growth,
SmallCap S&P 600 Index, SmallCap
Value, Global Diversified Income and
MidCap Value III

Spectrum Asset Management,	Principal Real Estate	Global Diversified Income, Global	Real Estate Securities
Inc.	Investors, LLC	Real Estate Securities and Real
Estate Securities

Spectrum Asset Management,	Spectrum Asset Management,	Global Diversified Income, and
Inc.	Inc.	Preferred Securities

UBS Financial Services, Inc.;	UBS Global Asset	LargeCap Value I	N/A
UBS Securities, LLC	Management
(Americas) Inc.

Wells Fargo Advisors LLC	Jennison Associates LLC	Diversified Real Asset	N/A
Wells Fargo Brokerage
Services, LLC

Brokerage commissions paid to affiliates during the periods ending August 31, 2010 were as follows:

Bear Stearns Wealth Management
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$238	0.55%	0.36%

BNY Brokerage, Inc.
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$ 339	0.77%	0.61%
International Equity Index	2010	3,788	1.97%	1.91%

Citigroup Global Markets, Inc.
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$15,339	35.11%	42.51%
International Equity Index	2010	17,467	9.08%	9.49%

Credit Suisse
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$ 1,121	2.57%	2.96%
International Equity Index	2010	15,576	8.10%	8.79%

Fidelity Brokerage Services LLC
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$912	2.09%	4.23%

G-Trade Services, LLC
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$1	0.00%	0.00%

Goldman Sachs & Co.
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$ 289	0.66%	0.48%
International Equity Index	2010	2,491	1.29%	1.60%

Morgan Stanley & Co., Inc.
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$ 736	1.68%	0.87%
International Equity Index	2010	9,152	4.76%	4.04%

J.P. Morgan Securities Inc.
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$ 584	1.34%	1.66%
International Equity Index	2010	9,888	5.14%	6.61%

Pipeline Trading Systems LLC
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$54	0.12%	0.12%

Sanford C. Bernstein & Co., LLC
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$718	1.64%	1.63%
International Equity Index	2010	220	0.11%	0.11%

Spectrum Asset Management, Inc.
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Preferred Securities(1)	2010	$ 290,312	100.00%	100.00%
	2009	925,372
	2008	1,036,802
(1) Preferred Securities Fund includes only activity from November 1, 2009 through August 31, 2010.

UBS Financial Services, Inc.
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$1,082	2.48%	3.10%

UBS Securities LLC
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$ 1,205	2.76%	1.40%
International Equity Index	2010	36,960	19.21%	17.27%

Wells Fargo Advisors LLC
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$192	0.44%	0.26%

Wells Fargo Brokerage Services, LLC
				% of Dollar
				Amount of
		Commission	% of Total	Commissionable
Fund Name	Year	Paid	Commissions	Transactions
Diversified Real Asset	2010	$587	1.34%	3.48%

Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the Sub-
Advisor has negotiated with the broker. Commission rates a Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e.
execution services only or additional research services) and the quality of a broker's execution.

The following table indicates the value of each Fund’s aggregate holdings, in thousands, of the securities of Principal Funds, Inc. regular brokers or dealers for the fiscal year ended August 31, 2010.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers

Bond Market Index Fund	Citigroup Inc	$ 4,381
	Deutsche Bank AG	12,953
	Goldman Sachs Group Inc/The	2,851
	Morgan Stanley	5,641
	UBS AG	537
Diversified Real Asset Fund	Deutsche Bank AG	828
	Morgan Stanley	828
International Equity Index Fund	Deutsche Bank AG	2,248
	Macquarie Group Ltd	400
	Morgan Stanley	845
	UBS AG	2,207
Preferred Securities Fund	Citigroup Inc	40,083
	Deutsche Bank AG	85,946
	Goldman Sachs Group Inc/The	9,315
	Morgan Stanley	57,694

Allocation of Trades
By the Manager ("Principal"). Principal shares a common trading platform and personnel that perform trade-related functions with Principal Global Investors ("PGI") and, where applicable, Principal and PGI coordinate trading activities on behalf of their respective clients. Such transactions are executed in accordance with the firms' trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. Principal acts as discretionary investment adviser for registered investment companies and PGI acts as investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts.
Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.

If, in carrying out the investment objectives of their respective clients, occasions arise in which Principal and PGI deem it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, Principal and PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or "bunched" basis. Principal and PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of Principal and PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.

Principal provides discretionary investment advice to the Principal LifeTime Funds of the Fund, and PGI provides asset allocation advice to the Funds. Conflicts may arise in connection with the services PGI provides to the Principal LifeTime Funds with respect to each asset class and target weights for each asset class. Conflicts may arise in connection with the services Principal provides to the Principal
LifeTime Funds with respect to investments made in underlying mutual funds. Conflicts may arise in connection with the services Principal and PGI provide to the Principal Lifetime Funds for the following reasons:

·	Principal serves as the investment adviser to the underlying mutual funds in which the Principal
LifeTime Funds invest, and PGI or an affiliated investment adviser may serve as sub-adviser to the mutual funds in which the Principal LifeTime Funds may invest; and

· Principal's, or an affiliated company's, profit margin may vary depending upon the underlying fund in which the Principal LifeTime portfolios invest.

In order to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest, Principal and/or PGI does the following:
· Maintains a systematic methodology for determining asset allocation target recommendations and decisions regarding the mutual funds in which the Principal LifeTime Funds invest that does not give undue consideration to the impact to Principal, PGI or affiliates;
· Reminds investment personnel who provide services to the Principal LifeTime Funds of the conflicts of interest that may arise and Principal's and PGI's duties of loyalty and care as fiduciaries; and
· Principal's Investment Oversight Committee monitors the services provided to the Principal LifeTime
Funds to ensure such services conform to the applicable investment methodology, that undue consideration is not given to Principal or its affiliates, and that such services reflect Principal's and
PGI's duties of loyalty and care as fiduciaries.

By the Sub-Advisors and Sub-Sub-Advisors. The portfolio managers of each Sub-Advisor and Sub-
Sub-Advisor manage a number of accounts other than the Fund's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocation of investment opportunities and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients and client accounts are treated fairly and equitably.
These procedures include allocation policies and procedures, internal review processes and, in some cases, review by independent third parties.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-
Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a
Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other share classes of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in
"Pricing of Fund Shares."

All income dividends and capital gains distributions, if any, on a Fund's R-1, R-2, R-3, R-4, R-5, and
Institutional class shares are reinvested automatically in additional shares of the same class of the same
Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class C, Class J, and
Class P shares are reinvested automatically in additional shares of the same Class of shares of the same
Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Exchange of Shares
Shareholders who are eligible to invest in Class P shares may be allowed to exchange their Fund shares
(of other share classes) for Class P shares of the same Fund, if offered in their state and subject to certain conditions. You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions. No initial sales charge (load) would apply to such exchanges;
however, contingent deferred sales charges (CDSC) will apply, if applicable. You should consult your tax advisor for more information on your own tax situation.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's
NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day; Martin Luther King, Jr. Day;
Washington's Birthday/Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For these Funds, the share price is calculated by:
· taking the current market value of the total assets of the Fund
· subtracting liabilities of the Fund
· dividing the remainder proportionately into the classes of the Fund
· subtracting the liability of each class
· dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices.
Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund's securities may be traded on foreign securities markets that close each day prior to the time the
NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open.
The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and Principal or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

TAX CONSIDERATIONS

Taxation of the Funds
It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-
term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder
1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Taxation of Shareholders
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Qualification as a Regulated Investment Company
The Funds intend to qualify annually to be treated as regulated investment companies (RICs) under the
Internal Revenue Code of 1986, as amended, (the IRC). To qualify as RICs, the Funds must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Funds’ ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC.

Special Tax Considerations
International Funds
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund may publish month-end portfolio holdings information for each Fund's portfolio on the
principal.com website and on the principalfunds.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e.
information published on the website or filed with the SEC), except as described below.

Non-Specific Information. Under the Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time
(or without delay).

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1) Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny, Standard &
Poor’s Securities Evaluations, Inc. and PricingDirect, Inc. (formerly doing business as Bear Stearns
PricingDirect Inc.) to obtain prices for portfolio securities;

2) Upon proper request to government regulatory agencies or to self regulatory organizations;

3) As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4) To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lewis & Co., and
RiskMetrics Group) to facilitate voting of proxies; and

5) To the Fund's custodian, and tax service provider, The Bank of New York Mellon, in connection with the tax and custodial services it provides to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, Principal or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or Principal's Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

Abel Noser	Financial Tracking
Advent	Glass Lewis
Bloomberg	HubData
BNY Convergex	Iron Mountain
BNY Custody	ISS
Charles River	ITG
CheckFree	Mellon Analytical Solutions
Citibank N.A.	Ness Technologies, Inc.
Cliffwater LLC	Omgeo LLC
Confluence Technologies, Inc.	State Street IMS
Depository Trust Co.	Sungard
Eagle Investment Systems Corp.	Sungard PTA
Electra Securities Transaction and Reconciliation System	Thomson Baseline
EzE Castle Software LLC	Vestek
FactSet	Wilshire

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor
Principal nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the
Fund's portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Principal or to that Fund's Sub-Advisor, as appropriate. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the
Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2010, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

The financial statements of the Fund at August 31, 2010, are incorporated herein by reference to the
Funds’ most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP (155 North Wacker Drive, Chicago, IL 60606), independent registered public accounting firm, is the independent registered public accounting firm for the Fund Complex.

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Sub-Advisors)

This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.

In this section, information about the sub-advisors’ portfolio managers is listed alphabetically by sub-
advisor.

Information in this section as of August 31, 2010, unless otherwise noted.

Sub-Advisor: BlackRock Financial Management, Inc.

Other Accounts Managed

			Number of	Total Assets of
			Accounts that	the Accounts
	Total	Total Assets	base the Advisory	that base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
Martin Hegarty: Diversified Real Asset Fund
Registered investment companies	7	$5.23 billion	0	N/A
Other pooled investment vehicles	3	$224.8 million	0	N/A
Other accounts	30	$13.39 billion	0	N/A

Stuart Spodek: Diversified Real Asset Fund
Registered investment companies	13	$8.71 billion	0	N/A
Other pooled investment vehicles	11	$3.07 billion	3	$1.56 billion
Other accounts	65	$21.56 billion	5	$1.62 billion

Brian Weinstein: Diversified Real Asset Fund
Registered investment companies	15	$3.95 billion	0	N/A
Other pooled investment vehicles	26	$9.28 billion	0	N/A
Other accounts	213	$86.47 billion	12	$5.98 billion

Compensation
BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources.
Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock,
Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and
BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include the following:

Portfolio Manager	Applicable Benchmarks
Martin Hegarty	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.
Stuart Spodek	A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, BofA Merrill Lynch 1-3
Year US Corporate & Government Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.
Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital U.S. Aggregate Bond Index, Barclays
Capital Intermediate Government/Credit Index, Barclays Capital Global Real: U.S. Tips Index),
certain customized indices and certain fund industry peer groups.

BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and
BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc.
restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan ("LTIP") - From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc.
restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Messrs. Spodek and
Weinstein have each received awards under the LTIP.

Deferred Compensation Program - A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Spodek and Weinstein have each participated in the deferred compensation program.

Options and Restricted Stock Awards - A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of
BlackRock. These awards vest over a period of years. Mr. Spodek has been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which
BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement
Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5%
of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.Each portfolio manager is eligible to participate in these plans.

Ownership of Securities

Dollar Range of Securities
	PFI Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Martin Hegarty	Diversified Real Asset Fund	None
Stuart Spodek	Diversified Real Asset Fund	None
Brian Weinstein	Diversified Real Asset Fund	None

Sub-Advisor: Credit Suisse Asset Management, LLC

Other Accounts Managed

			Number of	Total Assets of
			Accounts that	the Accounts
	Total	Total Assets	base the Advisory	that base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
Christopher Burton: Diversified Real Asset Fund
Registered investment companies	2	$3.0 billion	N/A	N/A
Other pooled investment vehicles	10	$1.3 billion	N/A	N/A
Other accounts	8	$1.3 billion	N/A	N/A

Nelson Louie: Diversified Real Asset Fund
Registered investment companies	2	$3.0 billion	N/A	N/A
Other pooled investment vehicles	10	$1.3 billion	N/A	N/A
Other accounts	8	$1.3 billion	N/A	N/A

Compensation
Within its asset management business, Credit Suisse provides its professionals with total compensation packages that are fully competitive within the industry. Employees are eligible for consideration for an annual discretionary Incentive Performance Bonus ("IPB") on the basis of factors determined by CSAM
LLC in its sole discretion, in accordance with Firm policy. Such factors may include the profitability of the
Company, the division and the department, as well as individual performance and contribution, the contributions individuals are expected to make to the Firm in the future, and the strategic needs of the
Firm and its affiliates, among other factors. IPB is awarded in the form of cash or cash and shares depending on eligibility to participate in the Share Plan. Shares and/or certain cash payments may vest over a multi-year period.

The IPB plan is part of Credit Suisse's Asset Management division's Pay-For-Performance program, which is highly competitive with industry standards. The objectives of the plan link compensation to the success of each portfolio, clearly define performance expectations for investment professionals, and reinforce an investment culture that is motivated by achieving strong investment results. In 2009, the Firm introduced the Adjustable Performance Plan, an innovative structure designed to further align employee interests with the Firm. Through the Adjustable Performance Plan a portion of IPB is awarded as a cash-
based award which will earn a return equal to Credit Suisse's return on equity in profitable environments but will have a mechanism which will adjust any unvested awards downward if a business area is loss-
making. There is not a set breakdown between base salary, performance bonus, equity incentives, and other sources.

Credit Suisse Asset Management continues to evaluate the optimal way to compensate employees. As demonstrated with the new Adjustable Performance Plan introduced in 2009, the firm is willing to change compensation structures to better incentivize employees.

The Commodities Team is compensated with competitive packages that include a base salary, annual bonus, and equity incentives that represent a combination of discretionary and performance driven compensation. This discretionary component includes, but is not limited to, individual and team investment performance, manager performance review, business growth, teamwork, assisting in marketing initiatives, contribution to improvement in the portfolio management process, people management and corporate citizenship, and Bank and division profitability.

Credit Suisse also encourages ongoing education of its employees and participates in a tuition reimbursement program for approved courses and degrees.
Ownership of Securities

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by
	(list each fund on its own line)	the Portfolio Manager
Christopher Burton	Diversified Real Asset Fund	None
Nelson Louie	Diversified Real Asset Fund	None

Sub-Advisor: Jennison Associates LLC

Other Accounts Managed

			Number of	Total Assets of
			Accounts that	the Accounts
	Total	Total Assets	base the Advisory	that base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
Neil P. Brown: Diversified Real Asset Fund
Registered investment companies	2	$4,878,394	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	2	$457,080	0	$0

David A. Kiefer: Diversified Real Asset Fund
Registered investment companies	11	$10,593,600	0	$0
Other pooled investment vehicles	4^	$681,486^	1+	$7,515+
Other accounts	7*	$1,204,772*	0	$0

John “Jay” Saunders: Diversified Real Asset Fund
Registered investment companies	2	$4,878,394	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	2	$457,080	0	$0

" Other Accounts exclude the assets and number of accounts in wrap fee programs that are managed using model portfolios.
^ Excludes performance fee accounts.
+ The portfolio manager only manages a portion of the accounts subject to a performance fee. The market value shown reflects the portion of those accounts managed by the portfolio manager.

Compensation
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors considered for an investment professional whose primary role is portfolio management will differ from an investment professional who is a portfolio manager with research analyst responsibilities. The factors reviewed for the portfolio managers are listed below in order of importance.

The following primary quantitative factor will be reviewed for David A. Kiefer:
· One and three year pre-tax investment performance of groupings of accounts (a "Composite")
relative to market conditions, predetermined passive indices, such as the Lipper Natural
Resources Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

The following primary quantitative factor will be reviewed for John "Jay" Saunders and Neil P. Brown:
· The investment professional's contribution to client portfolios' pre-tax one and three year performance from the investment professional's recommended stocks relative to market conditions, the strategy's passive benchmarks, such as the Lipper Natural Resources Index, and the investment professional's respective coverage universes;

The qualitative factors reviewed for the portfolio managers may include:
· Historical and long-term business potential of the product strategies;
· Qualitative factors such as teamwork and responsiveness; and
· Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

Ownership of Securities

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Neil P. Brown, CFA	Diversified Real Asset Fund	None
David A. Kiefer, CFA	Diversified Real Asset Fund	None
John “Jay” Saunders	Diversified Real Asset Fund	None

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”)

Other Accounts Managed

			Number of	Total Assets of
			Accounts that	the Accounts
	Total	Total Assets	base the Advisory	that base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
David Kwan: Bond Market Index Fund
Registered investment companies	8	$3.1 billion	0	$0
Other pooled investment vehicles	26	$14.1 billion	3	$96 M
Other accounts	25	$4.9 billion	1	$175 M

Gregg Lee: Bond Market Index Fund
Registered investment companies	8	$3.1 billion	0	$0
Other pooled investment vehicles	26	$14.1 billion	3	$96 M
Other accounts	25	$4.9 billion	1	$175 M

Zandra Zelaya: Bond Market Index Fund
Registered investment companies	8	$3.1 billion	0	$0
Other pooled investment vehicles	26	$14.1 billion	3	$96 M
Other accounts	25	$4.9 billion	1	$175 M

Compensation
The primary objectives of the Mellon Capital compensation plans are to:
· Motivate and reward continued growth and profitability
· Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
· Motivate and reward superior business/investment performance
· Create an ownership mentality for all plan participants

The investment professionals' cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional's base salary is determined by the employees' experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on
Mellon Capital's financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s)
including both short and long term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital's portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New
York Mellon Corporation Deferred Compensation Plan for Employees.

Ownership of Securities

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
David Kwan	Bond Market Index Fund	None
Gregg Lee	Bond Market Index Fund	None
Zandra Zelaya	Bond Market Index Fund	None

Sub-Advisor: Principal Global Investors, LLC (“PGI”)

Other Accounts Managed

			Number of	Total Assets of
			Accounts that	the Accounts
	Total	Total Assets	base the Advisory	that base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
Dirk Laschanzky: International Equity Index Fund
Registered investment companies	4	$3,270,605,907	0	$0
Other pooled investment vehicles	3	$8,217,939,056	0	$0
Other accounts	4	$8,393,176	0	$0

Scott W. Smith: International Equity Index Fund
Registered investment companies	4	$3,270,605,907	0	$0
Other pooled investment vehicles	3	$8,217,939,056	0	$0
Other accounts	4	$8,393,176	0	$0

Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-
year periods, calculated quarterly. Investment performance generally comprises 60% of total variable compensation. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Discretionary compensation metrics are specifically aligned with the results of the Equities group rather than the broader Principal Financial Group (PFG). In this way, team members participate in the profitability and growth of the equities business, similar to direct ownership interests.
Among senior team members a portion of variable earnings are structured as deferred compensation, subject to three year vesting. Deferred compensation takes the form of a combination of direct investment in equity funds managed by the team as well as PFG restricted stock.

The benefits of this structure are three fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element allows flexibility to reward individual and team contributions at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior staff is well aligned with our desired focus on clients' objectives (e.g. co-
investment), longer term results, collaboration and team development.

Ownership of Securities

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Dirk Laschanzky	International Equity Index Fund	None
Scott W. Smith	International Equity Index Fund	None

Sub-Advisor: Principal Real Estate Investors, LLC

Other Accounts Managed

			Number of	Total Assets of
			Accounts that	the Accounts
	Total	Total Assets	base the Advisory	that base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
Kelly D. Rush: Diversified Real Asset Fund
Registered investment companies	7	$2.0 billion	0	$0
Other pooled investment vehicles	2	$10.9 million	0	$0
Other accounts	10	$338.3 million	1	$47.8 million

Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks. Relative performance metrics are measured over rolling one-year, three-year and five-
year periods. Investment performance generally comprises 60% of total variable compensation. The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

Among senior team members a portion of variable earnings are structured as deferred compensation, subject to three year vesting. Deferred compensation takes the form of a combination of direct investment in equity funds managed by the team as well as PFG restricted stock.

The benefits of this structure are three fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary element allows flexibility to reward individual and team contributions at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior staff is well aligned with our desired focus on clients' objectives (e.g. co-
investment), longer term results, collaboration and team development.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Kelly D. Rush	Diversified Real Asset Fund	None

Sub-Advisor: Spectrum Asset Management, Inc.

Other Accounts Managed

			Number of	Total Assets of
			Accounts that	the Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
Phil Jacoby: Preferred Securities Fund
Registered investment companies	8	$3,943,861,359
Other pooled investment vehicles	3	$348,808,925
Other accounts	35	$3,389,354,138

Mark Lieb: Preferred Securities Fund
Registered investment companies	8	$3,943,861,359
Other pooled investment vehicles	3	$348,808,925
Other accounts	40	$3,399,118,668

Roberto Giangregorio: Preferred Securities Fund
Registered investment companies	8	$3,943,861,359
Other pooled investment vehicles	3	$348,808,925
Other accounts	32	$3,389,043,303

Fred Diaz: Preferred Securities Fund
Registered investment companies	8	$3,943,861,359
Other pooled investment vehicles	3	$348,808,925
Other accounts	32	$3,389,115,690

Manu Krishnan: Preferred Securities Fund
Registered investment companies	8	$3,943,861,359
Other pooled investment vehicles	3	$348,808,925
Other accounts	32	$3,389,029,546

Compensation
The structure and method used to determine the compensation of Spectrum Asset Management’s portfolio managers is as follows. All Spectrum portfolio managers are paid a base salary and discretionary bonus. Salaries are established based on a benchmark of national salary levels of relevant asset management firms, taking into account each portfolio manager’s position and responsibilities, experience, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service, and contribution to the overall functioning of the organization. Base salaries are fixed, but are subject to periodic adjustments, usually on an annual basis.

The discretionary bonus component is variable and may represent a significant proportion of an individual’s total annual compensation. Discretionary bonuses are determined quarterly and are based on a methodology used by senior management that takes into consideration several factors, including but not necessarily limited to those listed below:

· Changes in overall firm assets under management, including those assets in the Fund. (Portfolio managers are not directly incentivized to increase assets (“AUM”), although they are indirectly compensated as a result of an increase in AUM)
· Portfolio performance (on a pre-tax basis) relative to benchmarks measured annually. (The relevant benchmark is a custom benchmark composed of 65% Merrill Lynch Preferred Stock -
Fixed Rate Index and 35% Barclays Capital Securities US Tier 1 Index).
· Contribution to client servicing
· Compliance with firm and/or regulatory policies and procedures
· Work ethic
· Seniority and length of service
· Contribution to overall functioning of organization
· Total compensation is designed to be globally competitive and is evaluated annually relative to other top-tier asset management firms.

Ownership of Securities

Dollar Range of
	PFI Funds Managed by Portfolio	Securities Owned by
Portfolio Manager	Manager (list each fund on its own line)	the Portfolio Manager
Phil Jacoby	Preferred Securities Fund	None
Mark Lieb	Preferred Securities Fund	$100-$500,000
Roberto Giangregorio	Preferred Securities Fund	None
Fred Diaz	Preferred Securities Fund	None
Manu Krishnan	Preferred Securities Fund	None

Sub-Advisor: Tortoise Capital Advisors, L.L.C.

Other Accounts Managed

			Number of	Total Assets of
			Accounts that	the Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee on
	Accounts	Accounts	Performance	Performance
H. Kevin Birzer: Diversified Real Asset Fund
Registered investment companies	7	$3,536,119,308	0	--
Other pooled investment vehicles	5	$156,532,294	2	$128,853,549
Other accounts	384	$1,119,528,890	0	--

Zachary A. Hamel: Diversified Real Asset Fund
Registered investment companies	7	$3,536,119,308	0	--
Other pooled investment vehicles	7	$207,272,786	2	$128,853,549
Other accounts	400	$2,178,873,478	0	--

Kenneth P. Malvey: Diversified Real Asset Fund
Registered investment companies	7	$3,536,119,308	0	--
Other pooled investment vehicles	7	$207,272,786	2	$128,853,549
Other accounts	400	$2,178,873,478	0	--

Terry C. Matlack: Diversified Real Asset Fund
Registered investment companies	7	$3,536,119,308	0	--
Other pooled investment vehicles	5	$156,532,294	2	$128,853,549
Other accounts	384	$1,119,528,890	0	--

David J. Schulte: Diversified Real Asset Fund
Registered investment companies	7	$3,536,119,308	0	--
Other pooled investment vehicles	5	$156,532,294	2	$128,853,549
Other accounts	384	$1,119,528,890	0	--

Compensation
Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are employees of Tortoise and receive a fixed salary for the services they provide. They are also eligible for an annual cash bonus and awards of common interests in Tortoise's parent company based on Tortoise's earnings and the satisfaction of certain other conditions. The earnings of Tortoise will generally increase as the aggregate assets under Tortoise's management increases, including any increase in the value of the assets of the Fund. However, the compensation of portfolio managers is not directly tied to the performance of the Fund's portfolio or any other client portfolios. Additional benefits received by Messrs. Birzer, Hamel, Malvey, Matlack and Schulte
are normal and customary employee benefits generally available to all salaried employees. Each of
Messrs. Birzer, Hamel, Malvey, Matlack and Schulte own equity interests in Tortoise's parent company, and each thus benefits from increases in the net income of Tortoise.

Ownership of Securities

Dollar Range of
	PFI Funds Managed by Portfolio	Securities Owned by
Portfolio Manager	Manager (list each fund on its own line)	the Portfolio Manager
H. Kevin Birzer	Diversified Real Asset Fund	None
Zachary A. Hamel	Diversified Real Asset Fund	None
Kenneth P. Malvey	Diversified Real Asset Fund	None
Terry C. Matlack	Diversified Real Asset Fund	None
David J. Schulte	Diversified Real Asset Fund	None

APPENDIX A
Description of Bond Ratings
Fitch, Inc. Long-Term Credit Ratings
Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery.
As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to
13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and
MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and
"CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating "C" is reserved for income bonds on which no interest is being paid.

D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard &
Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

APPENDIX B
Proxy Voting Policies
The proxy voting policies applicable to each Fund appear in the following order:
Principal’s proxy voting policy is first, followed by the Sub-Advisors, alphabetically.

Proxy Voting Policies and Procedures For
Principal Investors Fund
Principal Variable Contracts Fund
Principal Retail Funds
(December 15, 2003)

It is each fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund's portfolio securities in accordance with the advisor's or sub-advisor's voting policies and procedures.

The advisor or sub-advisor must provide, on a quarterly basis:

1.	Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor's or sub-advisor's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor’s vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and

2.	Written notification of any changes to the advisor's or sub-advisor's proxy voting policies and procedures made during the preceding calendar quarter.

The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:

1.	Identification of the issuer of the security;
2.	Exchange ticker symbol of the security;
3.	CUSIP number of the security;
4.	The date of the shareholder meeting;
5.	A brief description of the subject of the vote;
6.	Whether the proposal was put forward by the issuer or a shareholder;
7.	Whether and how the vote was cast;
8.	Whether the vote was cast for or against management of the issuer.

Global corporate governance & engagement principles

December 2009

Table of contents

1. INTRODUCTION TO BLACKROCK	1
2. PHILOSOPHY ON CORPORATE GOVERNACE	1
3. CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING	2
Boards and directors	3
Accounting and audit-related issues	5
Capital structure, merger, asset sales and other special transactions	5
Remuneration and benefits	5
Social, ethical, and environmental issues	6
General corporate governance matters	7
4. BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES	7
Oversight	7
Vote execution	8
Conflicts management	9
Voting guidelines	10
Reporting	10

BLACKROCK
GLOBAL CORPORATE GOVERNANCE & ENGAGEMENT PRINCIPLES

1. INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. With more than $3.3 trillion[1] in assets under management, BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients with portfolios totaling approximately US$7.25 trillion.[1]

2. PHILOSOPHY ON CORPORATE GOVERNACE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership: companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share. Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors. Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws. Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure. In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agents of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee their performance. Our starting position is to be supportive of boards in their oversight efforts on our

1 Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management at BlackRock, Inc.and Barclays Global
Investors, N.A.

BlackRock global corporate governance & engagement principles behalf and the items of business they put to a shareholder vote at shareholder meetings. Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-
case basis and in light of a company’s unique circumstances. We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company. These ownership responsibilities include, in our view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. BlackRock’s approach to oversight in relation to its corporate governance activities is set out in section 4.

3. CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:
· Boards and directors
· Accounting and audit-related issues
· Capital structure, mergers, asset sales and other special transactions
· Remuneration and benefits

BlackRock global corporate governance & engagement principles

· Social, ethical and environmental issues
· General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders we will engage with the company and/or use our vote to encourage better practice. In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity
portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed.
Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors
The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company. For this reason,
BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

· establishing an appropriate corporate governance structure;
· overseeing and supporting management in setting strategy;
· ensuring the integrity of financial statements;
· making decisions regarding mergers, acquisitions and disposals;
· establishing appropriate executive compensation structures; and
· addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance

BlackRock global corporate governance & engagement principles

(including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-
election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence include but are not limited to:

· current employment at the company or a subsidiary;
· former employment within the past several years as an executive of the company;
· providing substantial professional services to the company and/or members of the company’s management;
· having had a substantial business relationship in the past three years;
· having, or representing a shareholder with, a substantial shareholding in the company;
· being an immediate family member of any of the aforementioned; and
· interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors.
BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

BlackRock global corporate governance & engagement principles

Accounting and audit-related issues
BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management.
To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, merger, asset sales and other special transactions
The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of
their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value. We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits
BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests. We would expect the compensation committee to take into account the specific

BlackRock global corporate governance & engagement principles circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that payout rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues
Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place.
This helps shareholders assess how well management are dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

BlackRock global corporate governance & engagement principles

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, as a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters
BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management. BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

4. BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

Oversight
BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. The
Global Corporate Governance Group reports in to the equity business and is considered an investment function. BlackRock maintains regional oversight committees (“corporate governance committees”) for the Americas, Europe, Asia ex-Japan, Japan, and
Australia/New Zealand, consisting of senior BlackRock investment professionals. All the regional committees report up to the Global
Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional committee. The committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a
dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committees’ mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision. The Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as

BlackRock global corporate governance & engagement principles they deem appropriate. BlackRock's Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global
Corporate Governance Committee and the corporate governance function’s activities.

Vote execution
BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority.
BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines
(“Guidelines”) for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate
Governance Committees. The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.
In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii)
restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance
Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client

BlackRock global corporate governance & engagement principles assets in those funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management
BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock's proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock's affiliates, a
Fund or a Fund's affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

i)	BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.
ii)	The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate
Governance Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process. In addition, the Committee receives periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.
iii)	BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the
Corporate Governance Committees. The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.
iv)	BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.
v)	In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for

BlackRock global corporate governance & engagement principles voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines
The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These
Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting
We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

Proxy voting guidelines for U.S. securities

December 2009

BLACKROCK

INTRODUCTION	1
VOTING GUIDELINES	1
Boards and directors	1
Auditors and audit-related issues	6
Capital structure, mergers, asset sales and other special transactions	6
Remuneration and benefits	9
Social, ethical and environmental issues	12
General corporate governance matters	12

BLACKROCK
PROXY VOTING GUIDELINES FOR U.S. SECURITIES

These guidelines should be read in conjunction with BlackRock’s Global Corporate Governance and Engagement Principles.

INTRODUCTION

BlackRock, Inc. and its subsidiaries (collectively, “BlackRock”) seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts. The following issue-specific proxy voting guidelines (the
“Guidelines”) are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context for U.S. Securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.

VOTING GUIDELINES

These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.

The six key themes are:
· Boards and directors
· Auditors and audit-related issues
· Capital structure, mergers, asset sales and other special transactions
· Remuneration and benefits
· Social, ethical and environmental issues
· General corporate governance matters

Boards and directors

Director elections
BlackRock generally supports board nominees in most uncontested elections. However, BlackRock may withhold votes from the entire board in certain situations, including, but not limited to:

BlackRock proxy voting guidelines — U.S. securities

· Where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders’ fundamental rights or long-term economic interests.
· Where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.

BlackRock may withhold votes from members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:

· An insider or affiliated outsider who sits on any of the board’s key committees (i.e., audit, compensation, nominating and governance), which we believe generally should be entirely independent. However, BlackRock will examine a board’s complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.
· Members of the audit committee during a period when the board failed to facilitate quality, independent auditing.
· Members of the audit committee where substantial accounting irregularities suggest insufficient oversight by that committee.
· Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.
· Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.
· Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.
· The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board members have previously received substantial withhold votes and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.
· The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.

BlackRock may withhold votes from individual board members in certain situations, including, but not limited to:

BlackRock proxy voting guidelines — U.S. securities

· Where BlackRock obtains evidence that casts significant doubt on a director’s qualifications or ability to represent shareholders.
· Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.
· Where a director has a pattern of attending less than 75% of combined board and applicable key committee meetings.

Age limits / term limits
We typically oppose limits on the pool of directors from which shareholders can choose their representatives, especially where those limits are arbitrary or unrelated to the specific performance or experience of the director in question.

Board size
We generally defer to the board in setting the appropriate size. We believe directors are generally in the best position to assess what size is optimal to ensure a board’s effectiveness. However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.

Classified board of directors / staggered terms
A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years). At each annual meeting, only a single class of directors is subject to reelection
(generally one-third of the entire board).

We believe that classification of the board dilutes shareholders’ right to evaluate promptly a board’s performance and limits shareholder selection of their representatives. By not having the mechanism to immediately address concerns we may have with any specific director, we lose the ability to provide valuable feedback to the company. Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years.
Therefore, we typically vote against classification and for proposals to eliminate board classification.

Cumulative voting for directors
Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.

BlackRock proxy voting guidelines — U.S. securities

BlackRock may support cumulative voting proposals at companies where the board is not majority independent. However, we may oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility.

Director compensation and equity programs
We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent. We believe that independent director compensation packages based on the company's long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages. However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company’s and director’s unique circumstances.

Indemnification of directors and officers
We generally support reasonable but balanced protection of directors and officers. We believe that failure to provide protection to directors and officers might severely limit a company's ability to attract and retain competent leadership. We generally support proposals to provide indemnification that is limited to coverage of legal expenses. However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.

Independent board composition
We generally support shareholder proposals requesting that the board consist of a two-thirds majority of independent outside directors, as we believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests.

Liability insurance for directors and officers
Proposals regarding liability insurance for directors and officers often appear separately from indemnification proposals. We will generally support insurance against liability for acts committed in an individual's capacity as a director or officer of a company following the same approach described above with respect to indemnification.

BlackRock proxy voting guidelines — U.S. securities

Limits on director removal
Occasionally, proposals contain a clause stipulating that directors may be removed only for cause. We oppose this limitation of shareholders’ rights.

Majority vote requirements
BlackRock generally supports the concept of director election by majority vote. Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. However, we also recognize that there are many methods for implementing majority vote proposals. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

Separation of chairman and CEO positions
We generally support shareholder proposals requesting that the positions of chairman and CEO be separated. We may consider the designation of a lead director to suffice in lieu of an independent chair, but will take into consideration the structure of that lead director’s position and overall corporate governance of the company in such cases.

Shareholder access to the proxy
We believe that shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own. In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it
is lacking.

We prefer an access mechanism that is equally applied to companies throughout the market with sufficient protections to limit the potential for abuse. Absent such a mechanism under current law, we consider these proposals on a case-by-case basis. In evaluating a proposal requesting shareholder access at a company, we consider whether access is warranted at that particular company at that time by taking into account the overall governance structure of the company as well as issues specific to that company that may necessitate greater board accountability. We also look for certain minimum ownership threshold requirements, stipulations that access can be used only in non-hostile situations, and reasonable limits on the number of board members that can be replaced through such a mechanism.

BlackRock proxy voting guidelines — U.S. securities

Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee’s members where the board has failed to facilitate quality, independent auditing. We take particular note of cases involving significant financial restatements or material weakness disclosures.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.

Capital structure, mergers, asset sales and other special transactions
In reviewing merger and asset sale proposals, BlackRock's primary concern is the best long-term economic interests of shareholders.
While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses. The varied nature of these proposals ensures that the following list will be incomplete. However, the key factors that we typically evaluate in considering these proposals include:

Market premium: For mergers and asset sales, we make every attempt to determine the degree to which the proposed transaction represents a premium to the company's trading price. In order to filter out the effects of pre-merger news leaks on the parties' share prices, we consider a share price from a time period in advance of the merger announcement. In most cases, business combinations should provide a premium; benchmark premiums vary by industry and direct peer group. Where one party is privately held, we look to the comparable transaction analyses provided by the parties' financial advisors. For companies facing insolvency or bankruptcy, a market premium may not apply.

Strategic reason for transaction: There should be a favorable business reason for the combination.

Board approval/transaction history: Unanimous board approval and arm's-length negotiations are preferred. We examine transactions that involve dissenting boards or that were not the result of an arm's-length bidding process to evaluate the likelihood that a transaction is in shareholders’ interests. We also seek to ensure that executive and/or board members’ financial interests in a given transaction do not affect their ability to place shareholders’ interests before their own.

BlackRock proxy voting guidelines — U.S. securities

Financial advisors' fairness opinions: We scrutinize transaction proposals that do not include the fairness opinion of a reputable financial advisor to evaluate whether shareholders’ interests were sufficiently protected in the merger process.

Anti-greenmail provisions
Greenmail is typically defined as payments to a corporate raider to terminate a takeover attempt. It may also occasionally refer to payments made to a dissident shareholder in order to terminate a potential proxy contest or shareholder proposal.
We typically view such payments as a misuse of corporate assets which denies shareholders the opportunity to review a matter of direct economic concern and potential benefit to them. Therefore, we generally support proposals to prevent boards from making greenmail payments. However, we generally will oppose provisions designed to limit greenmail payments that appear to unduly burden or prohibit legitimate use of corporate funds.

Blank check preferred
See Preferred Stock.

Eliminate preemptive rights
Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership despite any subsequent equity offerings. These provisions are no longer common in the U.S., and may restrict management's ability to raise new capital.

We generally support the elimination of preemptive rights, but will often oppose the elimination of limited preemptive rights,
(e.g., rights that would limit proposed issuances representing more than an acceptable level of dilution).

Equal voting rights
BlackRock supports the concept of equal voting rights for all shareholders. Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them.

However, when a shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether this action is warranted at that company at that time, and whether the cost of restructuring will have a clear economic benefit to shareholders. We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company’s history of responsiveness to shareholders in determining whether support of such a measure is appropriate.

BlackRock proxy voting guidelines — U.S. securities

Fair price provisions
Originally drafted to protect shareholders from tiered, front-end-loaded tender offers, these provisions have largely evolved into anti-takeover devices through the imposition of supermajority vote provisions and high premium requirements.
BlackRock examines proposals involving fair price provisions and generally votes in favor of those that appear designed to protect minority shareholders, but against those that appear designed to impose barriers to transactions or are otherwise against the economic interests
of shareholders.

Increase in authorized common shares
BlackRock considers industry specific norms in our analysis of these proposals, as well as a company’s history with respect to the use of its common shares. Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm’s business. The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders. Therefore, we generally do not support increases in authorized common shares where a company has no stated use for the additional common shares and/or has a substantial amount of previously authorized common shares still available for issue that is sufficient to allow the company to flexibly conduct its operations, especially if the company already has a poison pill in place. We may also oppose proposals that include common shares with unequal voting rights.

Increase or issuance of preferred stock
These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock. Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing. We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock
appear reasonable.

However, we frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote.
Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase

BlackRock proxy voting guidelines — U.S. securities

would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.

Poison pill plans
Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer. These plans are often adopted by the board without being subject to shareholder vote.

Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote.
This vote is typically advisory and therefore non-binding. We generally vote in favor of shareholder proposals to rescind poison pills.

Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable 'qualifying offer clause.’ Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of
individual shareholders.

Stock splits and reverse stock splits
We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels).
In the event of a proposal to reverse split that would not also proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

Remuneration and benefits
We note that there are management and shareholder proposals related to executive compensation that appear on corporate ballots. We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the

BlackRock proxy voting guidelines — U.S. securities

company already has a reasonable policy in place that we believe is sufficient to address the issue. We may also oppose a shareholder proposal regarding executive compensation if the company’s history suggests that the issue raised is not likely to present a problem for that company.

Adopt advisory resolutions on compensation committee reports
BlackRock generally opposes these proposals, put forth by shareholders, which ask companies to adopt advisory resolutions on compensation committee reports (otherwise known as “Say-on-Pay”). We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the wealth profiles of the executives they seek to incentivize, the appropriate performance measures for the company, and other issues internal and/or unique to the company. In our view, shareholders have a sufficient and much more powerful “say-on-pay” today in the form of director elections, in particular with regards to members of the compensation committee.

Advisory resolutions on compensation committee reports
In cases where there is an advisory vote on compensation put forth by management, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders. On the question of support or opposition to executive pay practices our vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions. Generally we believe these matters are best left to the compensation committee of the board and that shareholders should not dictate the terms of executive compensation. Our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee.

Claw back proposals
Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated. We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting, regardless of that particular executive’s role in the faulty reporting. We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.

Employee stock purchase plans
An employee stock purchase plan (“ESPP”) gives the issuer’s employees the opportunity to purchase stock in the issuer, typically at a discount to market value. We believe these plans can provide performance incentives and help align employees’
interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section

BlackRock proxy voting guidelines — U.S. securities

423 of the Internal Revenue Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders. We will typically support qualified
ESPP proposals.

Equity compensation plans
BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders. Our evaluation of equity compensation plans in a post-expensing environment is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions allowing for the ongoing increase of shares reserved without shareholder approval. We also generally oppose plans that allow for repricing without shareholder approval. Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.

Golden parachutes
Golden parachutes provide for compensation to management in the event of a change in control. We generally view this as encouragement to management to consider proposals that might be beneficial to shareholders. We normally support golden parachutes put to shareholder vote unless there is clear evidence of excess or abuse.

We may also support shareholder proposals requesting that implementation of such arrangements require shareholder approval. In particular, we generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive’s
current compensation.

Option exchanges
BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance;
directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems.

BlackRock proxy voting guidelines — U.S. securities

Pay-for-performance plans
In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget
Reconciliation Act (OBRA) requires companies to link that compensation, for the Company’s top five executives, to disclosed performance goals and submit the plans for shareholder approval. The law further requires that a compensation committee comprised solely of outside directors administer these plans. Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.

Pay-for-superior-performance
These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting. We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof. We may support these proposals if we have a substantial concern regarding the company’s compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement. However, our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee.

Supplemental executive retirement plans
BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive
Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Social, ethical and environmental issues
See Global Corporate Governance and Engagement Principles.

General corporate governance matters

Adjourn meeting to solicit additional votes
We generally support such proposals when the agenda contains items that we judge to be in shareholders’ best long-term economic interests.

BlackRock proxy voting guidelines — U.S. securities

Bundled proposals
We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders. The decision to support or oppose bundled proposals requires a balancing of the overall benefits and drawbacks of each element of the proposal.

Change name of corporation
We typically defer to management with respect to appropriate corporate names.

Confidential voting
Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. We generally support proposals to allow confidential voting. However, we will usually support suspension of confidential voting during proxy contests where dissidents have access to vote information and management may face an unfair disadvantage.

Other business
We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation
Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-
takeover protections or cost savings. Where cost savings are the sole issue, we will typically favor reincorporating. In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we will support reincorporation if we determine that the overall benefits outweigh the diminished rights.

Shareholders' right to call a special meeting or act by written consent
In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to call a special meeting or to solicit votes by written consent in cases where a reasonably high proportion of shareholders (typically a minimum of 15%) are required to agree to such a meeting/consent before it is called,

BlackRock proxy voting guidelines — U.S. securities

in order to avoid misuse of this right and waste corporate resources in addressing narrowly supported interests. However, we may oppose this right in cases where the provision is structured for the benefit of a dominant shareholder to the exclusion of others.

Simple majority voting
We generally favor a simple majority voting requirement to pass proposals. Therefore we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may therefore support supermajority requirements in those situations.

Stakeholder provisions
Stakeholder provisions introduce the concept that the board may consider the interests of constituencies other than shareholders when making corporate decisions. Stakeholder interests vary widely and are not necessarily consistent with the best long-term economic interests of all shareholders, whose capital is at risk in the ownership of a public company. We believe the board’s fiduciary obligation is to ensure management is employing this capital in the most efficient manner so as to maximize shareholder value, and we oppose any provision that suggests the board should do otherwise.

CREDIT SUISSE ASSET MANAGEMENT, LLC
CREDIT SUISSE FUNDS

CREDIT SUISSE INSTITUTIONAL FUNDS

CREDIT SUISSE CLOSED-END FUNDS

PROXY VOTING POLICY AND PROCEDURES

Introduction

Credit Suisse Asset Management, LLC (“Credit Suisse”) is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires
Credit Suisse to monitor corporate events and to vote proxies. To satisfy its duty of loyalty,
Credit Suisse must cast proxy votes in the best interests of each of its clients.

The Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End
Funds (the “Funds”), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

Policy

The Proxy Voting Policy (the “Policy”) set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse’s clients. The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies. The Policy is not exhaustive and does not include all potential issues.

Proxy Voting Committee

The Proxy Voting Committee will consist of a member of the Portfolio Management
Department, a member of the Legal and Compliance Department, and a member of the
Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients’ proxies in accordance with the Policy. The Proxy
Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse’s clients.

For the reasons disclosed below under “Conflicts,” the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services
(“ISS”)) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the
Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

Credit Suisse investment professionals may submit a written recommendation to the Proxy
Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

Conflicts

Credit Suisse is the part of the asset management business of Credit Suisse one of the world’s leading banks. As part of a global, full service investment-bank, broker-dealer, and asset-
management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients’ accounts. The interests of Credit Suisse and/or its affiliates and personnel may conflict with the interests of
Credit Suisse’s clients in connection with any proxy issue. In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter.
Consent

In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

Recordkeeping

Credit Suisse is required to maintain in an easily accessible place for five years all records relating to proxy voting.

These records include the following:
• a copy of the Policy;
• a copy of each proxy statement received on behalf of Credit Suisse clients;
• a record of each vote cast on behalf of Credit Suisse clients;
• a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and
• a copy of each written request by a client for information on how Credit Suisse voted proxies, as well as a copy of any written response.
Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.
Disclosure

Credit Suisse will describe the Policy to each client. Upon request, Credit Suisse will provide any client with a copy of the Policy. Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes.

ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.
Procedures

The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client’s custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the
Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the
Policy or deviating thereof.

PROXY VOTING POLICY
Operational Items

Adjourn Meeting
Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

Amend Quorum Requirements
Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

Amend Minor Bylaws
Generally vote for bylaw or charter changes that are of a housekeeping nature.

Change Date, Time, or Location of Annual Meeting
Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors
Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2)
establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

Board of Directors

Voting on Director Nominees in Uncontested Elections
Generally votes on director nominees on a case-by-case basis. Votes may be withheld:
(1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

Cumulative Voting
Proposals to eliminate cumulative voting will be determined on a case-by-case basis.
Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1)
eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Filling Vacancies/Removal of Directors
Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis.
Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

Majority of Independent Directors
Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

Term Limits
Generally vote against shareholder proposals to limit the tenure of outside directors.

Proxy Contests

Voting on Director Nominees in Contested Elections
Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders.
The major decision factors are: (1) company performance relative to its peers; (2)
strategy of the incumbents versus the dissidents; (3) independence of directors/nominees;
(4) experience and skills of board candidates; (5) governance profile of the company; (6)
evidence of management entrenchment; (7) responsiveness to shareholders; or (8)
whether takeover offer has been rebuffed.

Amend Bylaws without Shareholder Consent
Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

Confidential Voting
Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived.
Generally vote for management proposals to adopt confidential voting.

Cumulative Voting
Proposals to eliminate cumulative voting will be determined on a case-by-case basis.
Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a case-by-case basis.

Amend Bylaws without Shareholder Consent
Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills (Shareholder Rights Plans)
Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

Shareholders' Ability to Act by Written Consent

Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

Shareholders' Ability to Call Special Meetings
Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

Supermajority Vote Requirements
Proposals to require a supermajority shareholder vote will be determined on a case-by-
case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

Merger and Corporate Restructuring

Appraisal Rights
Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Generally vote case-by-case on asset purchase proposals, taking into account: (1)
purchase price, including earnout and contingent payments; (2) fairness opinion; (3)
financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest;
(6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

Asset Sales
Votes on asset sales should be determined on a case-by-case basis after considering: (1)
impact on the balance sheet/working capital; (2) potential elimination of diseconomies;
(3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6)
Conflicts of interest

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues:
company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives.
Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating:
(1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
(4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reverse Leveraged Buyouts

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating:
(1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
(4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5)
changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions;
(4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

Joint Ventures
Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1)
percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives;
(7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3)
compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions
Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6)
changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

Private Placements
Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest.
Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Prepackaged Bankruptcy Plans
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating:
(1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
(4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Recapitalization
Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
(5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits
Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Spinoffs
Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff;
fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

Value Maximization Proposals
Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital Structure

Adjustments to Par Value of Common Stock
Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan
Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

Preemptive Rights
Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

Preferred Stock
Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
(5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits
Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Share Repurchase Programs
Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock
Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive and Director Compensation

Executive and Director Compensation
Votes on compensation plans for directors are determined on a case-by-case basis.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis.
Generally vote for plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

Director Retirement Plans
Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2)
rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis.
Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals
Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Generally vote for proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders'
needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Performance-Based Option Proposals
Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

Stock Option Expensing
Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

Golden and Tin Parachutes
Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

June 5, 2007

PROXY VOTING POLICY AND PROCEDURES

I.	Introduction

Jennison Associates LLC (the “Adviser”) has adopted the following “Proxy Voting
Policy and Procedures” (“Policy”), in compliance with Rule 206(4)-6 under the Investment
Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The
Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as “Investment Professionals”) who are responsible for discharging the Adviser’s proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser’s clients[1] .

II.	Statement of Policy

It is the policy of the Adviser that where proxy voting authority has been delegated to the
Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the “best interests of clients”
shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act be made available to clients.

In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking,” where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting.
Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

III.	Procedures

A. Account Set-up and Review

Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to vote proxies will be specified in the client’s investment advisory contract with the Adviser.

1 In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, e.g., the General Accounts of Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.
Effective: October 5, 2004
Revised: October 1, 2009

Where no designation is made, Jennison will vote proxies for such accounts(s) in accordance with this Policy. The client may choose to have the Adviser vote proxies in accordance with the
Adviser’s standard guidelines. The Adviser, in its discretion, may also permit a client to modify the Adviser’s standard guidelines with respect to such client exclusively or may accept direction from a client with respect to the client’s proxies and vote in accordance with a client’s own guidelines (collectively, “Client Guidelines”). Alternatively, the Adviser may decline to accept authority to vote such client’s proxies.

Proxy Voting

1. Guidelines for Recurring Issues

The Adviser has adopted proxy voting guidelines (“Guidelines”) with respect to certain recurring issues. These Guidelines are reviewed as deemed necessary by the Adviser’s Proxy
Voting Committee and its relevant portfolio management staff, then revised when a determination has been made that a change is appropriate. These Guidelines are meant to convey the Adviser’s general approach to voting decisions on certain issues. Nevertheless, the Adviser’s
Investment Professionals maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.

2. Use of Third Party Proxy Service

In an effort to discharge its responsibility, the Adviser has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, the Adviser has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. The Adviser will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to the Adviser as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings.
It is important to note while the Adviser may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor the
Adviser’s Guidelines. The proxy voting vendor will cast votes in accordance with the Adviser’s
Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if the Adviser has accepted direction from a Client, in accordance with the Client’s
Guidelines.

3. Quantitatively Derived Holdings and Jennison Managed Accounts

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts
(i.e. “wrap”) where the securities are not held elsewhere in the firm, the Adviser has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Adviser’s guidelines. Additionally, in those circumstances where no specific Adviser guideline exists, the Adviser will vote using the recommendations of the proxy voting vendor.

4.	Review of Recommendations

The Adviser’s Investment Professionals have the ultimate responsibility to accept or reject any proxy voting recommendation – as determined by either the Guidelines or Client’s
Guidelines (“Recommendation”). Consequently, Investment Professionals shall review and evaluate the Recommendation for each proxy ballot before the proxy voting vendor casts the vote, taking into account the Policy, all guidelines applicable to the account(s), and the best interests of the client(s). The Investment Professionals shall override the Recommendation should he/she not believe that such Recommendation, based on all relevant facts and circumstances at the time the proxy ballot is voted, is in the best interest of the client(s). The
Adviser will memorialize the basis for any decision to override a Recommendation, including the resolution of any conflicts, if any, as further discussed below. The Adviser may vote the same proxy proposal differently for different clients. Also, the Adviser may choose not to vote proxies under the following circumstances:

·	If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;
·	If the cost of voting the proxy outweighs the possible benefit (such as security lending, see section 6 below); or
·	If a jurisdiction imposes share blocking restrictions which prevent the Adviser from exercising its voting authority.

5.	Addressing Potential Material Conflicts of Interest

There may be instances where the interest of the Adviser conflicts or may appear to conflict with the interest of its clients when voting proxies on behalf of those clients (“Material
Conflict”). Investment Professionals have an affirmative duty to disclose any potential Material
Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:

·	Manages the issuer’s or proponent’s pension plan;
·	Administers the issuer’s or proponent’s employee benefit plan;
·	Manages money for an employee group.

Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:

·	An executive of the issuer or proponent;
·	A director of the issuer or proponent;
·	A person who is a candidate to be a director of the issuer;
·	A participant in the proxy contest; or
·	A proponent of a proxy proposal.

Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the applicable portfolio management area of the
Adviser has actual knowledge of such business relationships. Whether a relationship creates a
Material Conflict will depend on the facts and circumstances at the time the proxy is voted.

Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser may create the appearance of or an actual Material Conflict, such as when the issuer is a client of the Adviser.

The Adviser may adopt such processes it deems necessary to identify Material Conflicts.
When a potential material conflict exists, the Investment Professional (or other designated personnel) must complete the Proxy Voting For Conflicts Documentation Form and submit it to
Compliance.

The Adviser’s Proxy Voting Committee will consider the facts and circumstances of all proxy votes where a potential material conflict of interest is identified and the recommendation is to override the Adviser’s guidelines. In making the determination as to how to vote the proxy, the Adviser’s Proxy Voting Committee may review the following factors, including but not limited to:

·	Whether the issuer is a client of the Adviser.
·	The percentage of outstanding securities of the issuer held on behalf of clients by the
Adviser.
·	The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.
·	Whether there has been any attempt to directly or indirectly influence the Investment
Professional’s decision
·	Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.
·	Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.
·	Whether the vote should be delegated to an independent third party or request an independent third party to provide a recommendation on the vote.

All votes that would override the Adviser’s Guidelines and involve a potential material conflict of interest, require the approval of the CEO and CCO of the Adviser.

Additionally, a committee comprised of both senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment
Management, Inc, reviews these votes. This committee also has a role in identifying Material
Conflicts that may affect Jennison due to ownership by a diversified financial organization,
Prudential Financial, Inc.

The Adviser may not abstain from voting any such proxy for the purpose of avoiding conflict.

6.	Lending

Jennison may identify a particular issuer that may be subject to a security lending arrangement. In this situation, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, one must begin the process PRIOR to the record date of the proxy. This is extremely difficult to accomplish as the
Adviser is rarely made aware of the record date in advance.

B. Proxy Voting Committee

The Adviser’s Proxy Voting Committee will consist of representatives from various functional areas within the Adviser. It will meet as deemed necessary to address potential
Material Conflicts as further described above. The Adviser’s Proxy Voting Committee will have the following responsibilities:

·	Review potential Material Conflicts and decide whether to approve the vote recommendation or override requests made by Investment Professionals.
·	Review the Guidelines for voting on recurring matters and make revisions as it deems appropriate.
·	Recommend and adopt changes to the Policy as needed.
·	Review all overrides by Investment Professionals.
·	Review proxy voting reports to determine voting consistency with guidelines and this
Policy.
·	Review the performance of the proxy voting vendor and determine whether the Adviser should continue to retain their services.
·	Review the Adviser’s voting record (or applicable summaries of the voting record).
·	Oversee compliance with the regulatory disclosure requirements.

IV.	Compliance Monitoring

The Adviser’s Chief Compliance Officer shall be responsible for the administration of this Policy. This Policy will be reviewed annually for adequacy and effectiveness.

A. Monitoring of Overrides

Compliance will periodically review proxy voting reports of overrides to confirm that proper override and conflict checking procedures were followed.

B. Supervisory Review

The designated supervisor for each Investment Professional will be responsible for ensuring that investment professionals with proxy voting responsibility are acting in accordance with this Policy. Supervisors must approve all requests for overrides and evidence such approval by signing the completed Proxy Guideline Override Form.

V.	Client Reporting

A. Disclosure to Advisory Clients

The Adviser will also provide a copy of this Policy and the Adviser’s Guidelines upon request from a client.

The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client’s portfolio. The report will generally contain the following information:

·	The name of the issuer of the security:
·	The security’s exchange ticker symbol;
·	The security’s CUSIP number;
·	The shareholder meeting date;
·	A brief identification of the matter voted on;
·	Whether the matter was proposed by the issuer or by a security holder;
·	Whether the Adviser cast a vote on the matter;
·	How the Adviser voted; and
·	Whether the Adviser voted for or against management.

B. Compliance Reporting for Investment Companies

Upon request, the Adviser will provide to each investment company board of directors or trustees for which the Adviser acts as sub-adviser reporting needed to satisfy their regulatory and board requirements, including but not limited to, information required for them to meet their filing of Form NP-X.

VI.	Recordkeeping

Either the Adviser or proxy voting vendor as indicated below will maintain the following records:

· A copy of the Policy (Adviser)
· A copy of the Guidelines i.e. Adviser or client specific guidelines (Adviser and proxy voting vendor)
· A copy of each proxy statement received by the Adviser regarding client securities
(proxy voting vendor);
· A record of each vote cast by the Adviser on behalf of a client (proxy voting vendor);
· A copy of all documents created by the Adviser that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Voting Documentation Forms and all supporting documents (Adviser);
· A copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the
Adviser to any request by a client for information on how the adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser); and
· Agenda of Proxy Voting Committee meetings with supporting documents. (Adviser)

Such records must be maintained for at least six years.

VI.	Policies and Procedures Revisions

This policy and related procedures may be changed, amended or revised as frequently as necessary in order to accommodate any changes in operations or by operation of law. Any such change, amendment or revision may be made only by Jennison Compliance in consultation with the business groups or areas impacted by these procedures and consistent with applicable law.
Such changes will be promptly distributed to all impacted personnel.

THE BANK OF NEW YORK MELLON CORPORATION

PROXY VOTING POLICY
(Revised: October 24, 2008)

1.	Scope of Policy - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the
investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of BNY Mellon (BNY Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the
“Subsidiaries”).

2.	Fiduciary Duty - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the
Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.	Long-Term Perspective - We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.	Limited Role of Shareholders - We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.	Anti-takeover Proposals - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6.	“Social” Issues - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.	Proxy Voting Process - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the
“Committee”), if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote. Additionally, the
Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

8.	Material Conflicts of Interest - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our
Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

9.	Securities Lending - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10. Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11. Disclosure - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy
Voting Policy and any related procedures, or a description thereof, in their Statements of
Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the
Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

PGI & PREI

Proxy Voting and Class Action Monitoring

Background

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Risks

In developing this policy and procedures, the Advisers considered numerous risks associated with their voting of client proxies. This analysis includes risks such as:

• The Advisers do not maintain a written proxy voting policy as required by Rule 206(4)-6.

• Proxies are not voted in Clients’ best interests.

• Proxies are not identified and voted in a timely manner.

• Conflicts between the Advisers’ interests and the Client are not identified; therefore, proxies are not voted appropriately.

• The third-party proxy voting services utilized by the Advisers are not independent.

• Proxy voting records and Client requests to review proxy votes are not maintained.

The Advisers have established the following guidelines as an attempt to mitigate these risks.

Policy

The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services we provide to our advisory clients. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the
Advisers’ belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

In addition, as a fiduciary, the Advisers also monitor Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.

Proxy Voting Procedures

The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

The Operations Department has assigned a Proxy Voting Coordinator to manage the proxy voting process.
The Investment Accounting Department has delegated the handling of class action activities to a Senior
Investment Accounting Leader.

Institutional Shareholder Services

Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS, a wholly owned subsidiary of RiskMetrics
Group, is an independent company that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.

The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.[11] The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (an
“ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS
Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Coordinator, who has been assigned by the Operations Department to manage the proxy voting process.

Voting Against ISS Recommendations

On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the
Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As mentioned above, the PM Teams have access to the ISS
Recommendations and may determine that it is in the best interest of Clients to vote differently.

In the event that judgment differs from that of ISS, the Advisers will memorialize the reasons supporting that judgment and retain a copy of those records for the Advisers’ files. In such cases, our procedures require:

1.	The requesting PM Team to set forth the reasons for their decision;
2.	The approval of the lead Portfolio Manager for the requesting PM Team;
3.	Notification to the Proxy Voting Coordinator and other appropriate personnel (including other
PGI/PrinREI Portfolio Managers who may own the particular security);
4.	A determination that the decision is not influenced by any conflict of interest; and
5.	The creation of a written record reflecting the process (See Appendix XXIX).

11 The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.

Additionally, the Compliance Department will periodically review the voting of proxies to ensure that all such votes – particularly those diverging from the judgment of ISS – were voted consistent with the
Advisers’ fiduciary duties.

Conflicts of Interest

The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy
votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers will maintain a record of the resolution of any proxy voting conflict of interest.

Proxy Voting Instructions and New Accounts

Institutional Accounts

As part of the new account opening process for discretionary institutional Clients, the Advisers’ Client
Services Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the Advisers’ Client Services Department and the Proxy Voting Coordinator.
This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

The Client Services Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account
Opening Process.

SMA – Wrap Accounts

The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes setting up the accounts for proxy voting with ISS. The SMA Operations Department is responsible for sending a letter to the Client’s custodian, with instructions to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the SMA Operations
Department and the Proxy Voting Coordinator. The SMA Operations Department will coordinate with Citi
(wrap program administrator), the respective wrap program sponsor, and the Compliance Department in ensuring that proxies are voted in accordance with Clients’ instructions.

Fixed Income and Private Investments

Voting decisions with respect to Client investments in fixed income securities and the securities of privately-
held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Upon request, the Advisers can accommodate individual Clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with the Advis-
ers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Coordi-
nator.

Securities Lending

At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those
Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies

The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client.
Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

-	Restrictions for share blocking countries;[12]
-	Casting a vote on a foreign security may require that the adviser engage a translator;
-	Restrictions on foreigners’ ability to exercise votes;
-	Requirements to vote proxies in person;
-	Requirements to provide local agents with power of attorney to facilitate the voting instructions;
-	Untimely notice of shareholder meeting;
-	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Proxy Solicitation

Employees must promptly inform the Advisers’ Proxy Voting Coordinator of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers will not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Coordinator may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

12	In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and poten-
tially be subject to interest charges or other punitive fees.

Handling of Information Requests Regarding Proxies

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Thomson Financial, Richard Davies, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with inten-
tions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications
(e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Coordinator may consult with the appropriate Portfolio Manager(s) and/or the
CCO or CCO NA with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

External Managers

Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.

Proxy Voting Errors

In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take immediate steps to determine whether the impact of the error is material and to address the matter. The
Proxy Voting Coordinator, with the assistance of the CCO or CCO NA, will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department.
Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to
Clients.

Recordkeeping

The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Compliance Department, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

• Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Coordinator. All written requests must be retained in the Client’s permanent file.

• The Proxy Voting Coordinator will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

• The Proxy Voting Coordinator will furnish the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers will maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

• Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:

• Upon inadvertent receipt of a proxy, the Advisers will generally forward to ISS for voting, unless the client has instructed otherwise.

Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.

Proxy voting records:

• The Advisers’ proxy voting record is maintained by ISS. The Advisers’ Proxy Voting Coordinator, with the assistance of the Client Services and SMA Operations Departments, will periodically ensure that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

• The Advisers will maintain documentation to support the decision to vote against the ISS recommendation.

• The Advisers will maintain documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Procedures for Class Actions

In general, it is the Advisers’ policy not to file class actions on behalf of Clients. The Advisers specifically will not act on behalf of former Clients who may have owned the affected security but subsequently termi-
nated their relationship with the Advisers. The Advisers will only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract. The process of filing class actions is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision. This policy is disclosed to clients on Schedule F of Form ADV Part II.

The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action process. Where actual, potential or apparent conflicts are identified regarding any material mat-

ter, the Advisers will manage the conflict by seeking instruction from the Law Department and/or outside counsel. It is the Advisers’ general policy not to act as lead plaintiff in class actions.

Disclosure

The Advisers will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.

Responsibility

Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Operations Department has assigned a Proxy Voting Coordinator to manage the proxy voting process. The Investment Accounting
Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
In general, the Advisers’ CCO or CCO NA (or their designee) will oversee the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures.

Spectrum Asset Management, Inc.
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GENERAL POLICY

Spectrum, an investment adviser registered with the Securities and Exchange
Commission, acts as investment advisor for various types of client accounts (e.g.
employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations). While
Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:

• That Spectrum act solely in the interest of clients in providing for ultimate long-
term stockholder value.
• That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
• That custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of its custodian bank to deliver all proxies we are entitled to vote.
• That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
• That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A. Following ISS’ Recommendations

Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities. Spectrum follows ISS Standard Proxy Voting guidelines (the
“Guidelines”). The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of
Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision;
(ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance
Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

Spectrum generally votes proxies in accordance with ISS’ recommendations. When
Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities. Because this practice may present a conflict of interest for
ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.
Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B. Disregarding ISS’ Recommendations

Should Spectrum determine not to follow ISS’ recommendation for a particular proxy,
Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote.

Spectrum will classify proxy vote issues into three broad categories: Routine
Administrative Items, Special Interest Issues, and Issues Having the Potential for
Significant Economic Impact. Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, we will make every effort to classify them among the following three categories. If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”

As a fiduciary, Spectrum owes its clients an undivided duty of loyalty. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.

Identifying a Conflict of Interest. There may be a material conflict of interest when
Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy. To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.

Monitoring for Conflicts of Interest. All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution. At least annually, the CCO, will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”)
to assess which, if any, could give rise to a conflict of interest. CCO’s review will focus on the following three categories:

• Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent). For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

• Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates)
have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

• Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates)
have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving
Spectrum (and its affiliates) and a portfolio company, including the following:

•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•	Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to CCO prior to any substantive discussion of a proxy matter.

•	Information obtained periodically from those persons whom CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at her discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person. With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO and/or Director of Compliance may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.

Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution. The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:

1.	Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question. For purposes of proxy voting, each committee will presume that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount $1,000,000. Different percentages or dollar amounts may be used depending on the proximity of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.	Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated on the facts of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution. As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.

Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation. If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly. If the
CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each to the manner in which Spectrum proposes to vote.

Clients may obtain information about how we voted proxies on their behalf by contacting
Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES

CATEGORY I: Routine Administrative Items

Philosophy: Spectrum is willing to defer to management on matters of a routine administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which we will normally defer to management’s recommendation include:

1.	selection of auditors
2.	increasing the authorized number of common shares
3.	election of unopposed directors

CATEGORY II: Special Interest Issues

Philosophy: While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military,

doing business in South Africa, and environmental responsibility. Our primary responsibility in voting proxies is to provide for the greatest long-term value for
Spectrum’s clients. We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III: Issues Having the Potential for Significant Economic Impact

Philosophy: Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.
We believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.

1.	Classification of Board of Directors. Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.	Cumulative Voting of Directors. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. We generally support cumulative voting of directors.

3.	Prevention of Greenmail. These proposals seek to prevent the practice of
“greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. We are opposed to greenmail and will support greenmail prevention proposals.

4.	Supermajority Provisions. These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.
These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

5.	Defensive Strategies. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

6.	Business Combinations or Restructuring. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

7.	Executive and Director Compensation. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

Policy Established May, 2003
Revised January, 2006

TORTOISE CAPITAL ADVISORS, L.L.C.

PROXY VOTING POLICIES AND PROCEDURES

1.	Introduction

Unless a client is a registered investment company under the Investment Company Act of
1940 or a client requests Tortoise Capital Advisors, L.L.C. (the “Adviser”) to do so in writing, the Adviser does not vote proxy materials for its clients. In the event the Adviser receives any proxies intended for clients who have not delegated proxy voting responsibilities to the Adviser, the Adviser will promptly forward such proxies to the client for the client to vote. When requested by the client, the Adviser may provide advice to the client regarding proposals submitted to the client for voting. In the event an employee determines that the Adviser has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer who will advise the Investment Committee, and the
Investment Committee will decide whether the Adviser should either (1) disclose to the client the conflict to enable the client to evaluate the advice in light of the conflict or (2) disclose to the client the conflict and decline to provide the advice.

In cases in which the client is a registered investment company under the Investment
Company Act of 1940 or in cases where the client has delegated proxy voting responsibility and authority to the Adviser, the Adviser has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client. In situations where Adviser accepts such delegation and agrees to vote proxies, Adviser will do so in accordance with these Policies and Procedures.
The Adviser may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for such proxy voting.

2.	General

a.	Because of the unique nature of the Master Limited Partnerships (“MLPs”), the
Adviser shall evaluate each proxy of an MLP on a case-by-case basis. Because proxies of MLPs are expected to relate only to extraordinary measures, the
Adviser does not believe it is prudent to adopt pre-established voting guidelines.

b.	In the event requests for proxies are received with respect to the voting of equity securities other than MLP equity units, on routine matters, such as election of directors or approval of auditors, the proxies usually will be voted with management unless the Adviser determines it has a conflict or the Adviser determines there are other reasons not to vote with management. On non-routine matters, such as amendments to governing instruments, proposals relating to compensation and stock option and equity compensation plans, corporate governance proposals and shareholder proposals, the Adviser will vote, or abstain from voting if deemed appropriate, on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders. In the event requests for proxies are received with respect to debt securities, the Adviser will vote on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.

	c.	The Investment Committee of the Adviser, or a Manager of the Adviser
designated by the Investment Committee as listed on Exhibit A hereto, is responsible for monitoring Adviser’s proxy voting actions and ensuring that
(i) proxies are received and forwarded to the appropriate decision makers; and
(ii) proxies are voted in a timely manner upon receipt of voting instructions. The
Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

	d.	The Investment Committee of the Adviser, or a Manager of the Adviser
designated by the Investment Committee as listed on Exhibit A hereto, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships;
(ii) other potential material business relationships; and (iii) material personal and family relationships.

	e.	All decisions regarding proxy voting shall be determined by the Investment
Committee of the Adviser, or a Manager of the Adviser designated by the
Investment Committee, and shall be executed by a Manager of the Adviser or, if the proxy may be voted electronically, electronically voted by a Manager of the
Adviser or his designee, including any of the individuals listed on Exhibit A hereto. Every effort shall be made to consult with the portfolio manager and/or analyst covering the security.

	f.	The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).

3.	Conflicts of Interest

The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more of the managers of the Adviser actually knew or should have known of the conflict. The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

	·	A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

	·	An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

	·	The Adviser, any venture capital fund managed by the Adviser, or any affiliate holds a significant ownership interest in the portfolio company.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the Adviser’s Chief Compliance Officer.
2

If a material conflict is identified, Adviser management may (i) disclose the potential conflict to the client and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions.

4.	Recordkeeping

The Investment Committee of the Adviser, or a Manager of the Adviser designated by the
Investment Committee as listed on Exhibit A hereto, is responsible for maintaining the following records:

·	proxy voting policies and procedures;

·	proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

·	records of votes cast and abstentions; and

·	any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

Exhibit A

Manager of the Adviser Designated by Investment Committee
Zach Hamel

Designees for Electronic Voting of Proxies
Zach Hamel
Kyle Krueger
Rob Thummel
Matt Sallee
Cameron Addington

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	a.	Articles of Amendment and Restatement dated 6/14/02 -- Filed as Ex-99.A.1.C on 12/30/02 (Accession No.
0001126871-02-000036)
		b.	Articles of Amendment dated 5/23/05 -- Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-05-000254)
		c.	Articles of Amendment dated 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-05-000263)
		d.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		e.	Articles of Amendment -- Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)
		f.	Articles of Amendment dated 06/04/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
		g.	Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No. 0000898745-09-
000489)
		h.	Articles of Amendment dated 09/30/09 – Filed as Ex-99.A(1)h on 10/29/10 (Accession No. 0000898745-10-
000490)

	(2)	a.	Articles Supplementary dated 9/25/02 -- Filed as Ex-99.A.4.D on 12/30/02 (Accession No. 0001126871-02-
000036)
		b.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-03-000031)
		c.	Articles Supplementary dated 4/30/03 -- Filed as Ex-99.A4F on 09/11/03 (Accession No. 0000870786-03-
000169)
		d.	Articles Supplementary dated 6/10/03 -- Filed as Ex-99.A4G on 09/11/03 (Accession No. 0000870786-03-
000169)
		e.	Articles Supplementary dated 9/9/03 -- Filed as Ex-99.A4H on 09/11/03 (Accession No. 0000870786-03-000169)
		f.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-03-000202)
		g.	Articles Supplementary dated 1/29/04-- Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-04-000033)
		h.	Articles Supplementary dated 3/8/04-- Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-000163)
		i.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No. 0000870786-04-
000207)
		j.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-000242)
		k.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-000242)
		l.	Articles Supplementary dated 12/13/04 -- Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-05-000065)
		m.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-000194)
		n.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-000194)
		o.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-05-000254)
		p.	Articles Supplementary dated 12/20/05 – Filed as Ex-99.A (2)p on 10/29/10 (Accession No. 0000898745-10-
000490)
		q.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement
No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		r.	Articles Supplementary dated 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-07-000011)
		s.	Articles Supplementary dated 1/22/07 -- Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-07-000086)
		t.	Articles Supplementary dated 7/24/07 -- Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-07-000152)
		u.	Articles Supplementary dated 09/13/07 -- Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-07-000184)
		v.	Articles Supplementary dated 1/3/08 -- Filed as Ex-99.A.4.Y on 02/20/08 (Accession No. 0000950137-08-
002501
		w.	Articles Supplementary dated 3/13/08 -- Filed as Ex-99.A4Z on 05/01/08 (Accession No. 0000950137-08-
006512)
		x.	Articles Supplementary dated 06/23/08 -- Filed as Ex-99.A on 07/17/08 (Accession No. 0000009713-08-
000060)
		y.	Articles Supplementary dated 09/10/08 -- Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-
000166)
		z.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-
000166)
		aa.	Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No. 0000898745-09-
000489)
		bb.	Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No. 0000898745-09-
000489)
		cc.	Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No. 0000898745-09-
000489)
		dd.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No. 0000898745-09-
000489)
		ee.	Articles Supplementary dated 09/25/09 – Filed as Ex-99.A(2)ee on 10/29/10 (Accession No. 0000898745-10-
000490)
		ff.	Articles Supplementary dated 01/28/10 – Filed as Ex-99.A(2)ff on 10/29/10 (Accession No. 0000898745-10-
000490)

		gg.	Articles Supplementary dated 05/03/10 – Filed as Ex A2GG on 07/29/10 (Accession No. 0000898745-10-
000394)
(b)	(1)	By-laws dtd 06/14/10 – Filed as Ex B1 on 07/29/10 (Accession No. 0000898745-10-000394
(c)	These have been previously filed as noted in response to Items 28(a) and 28(b).
(d)	(1)	a.	Amended & Restated Management Agreement dated 01/28/2010 – Filed as Ex-99.(D)(1)v on 03/16/2010
(Accession No. 0000898745-10-000157
		b.	Amended & Restated Management Agreement dated 03/16/2010 – Filed as Ex D1B on 07/29/10 (Accession No.
0000898745-10-000394)
		c.	Amended & Restated Management Agreement dated 04/01/2010 – Filed as Ex D1C on 07/29/10 (Accession No.
0000898745-10-000394)
		d.	Amended & Restated Management Agreement dated 07/01/2010 – Filed as Ex-99.D(1)d on 10/29/10
(Accession No. 0000898745-10-000490)
	(2)	a.	Amended & Restated Sub-Advisory Agreement with AllianceBernstein dated January 1, 2010 – Filed as Ex-
99.(D)(5)d on 03/16/2010 (Accession No. 0000898745-10-000157
	(3)	a.	Amended & Restated Sub-Adv Agreement with American Century dated 03/08/2010 –Filed as Ex-99 (d)(2)d on
05/04/10 (Accession No. 0000898745-10-000277)
	(4)	a.	Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 – Filed as Ex-99.D on 09/08/05 (Accession No.
0000870786-05-000254)
	(5)	a.	Amended & Restated Sub-Advisory Agreement with BlackRock Financial Management, Inc. dated January 1,
2010 – Filed as Ex-99.(D)(6)b on 03/16/2010 (Accession No. 0000898745-10-000157
	(6)	a.	Brown Investment Advisory Incorporated Sub-Advisory Agreement dated 07/01/09 -- Filed as Ex-99.D(6)A on
07/29/09 (Accession No. 0000898745-09-000354)
	(7)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(8)b on 03/16/2010 (Accession No. 0000898745-10-000157
	(8)	a.	ClearBridge Advisors, LLC Sub-Advisory Agreement dated October 1, 2009 -- Filed as Ex-99.(d)(9)a on
12/18/09 (Accession No. 0000898745-09-000546)
	(9)	a.	Amended & Restated Sub-Advisory Agreement with Columbus Circle Investors dated January 1, 2010 – Filed as Ex-99.(D)(10)e on 03/16/2010 (Accession No. 0000898745-10-000157
	(10)	a.	Credit Suisse Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex D11A on 07/29/10 (Accession No.
0000898745-10-000394)
	(11)	a.	Amended & Restated Sub-Adv Agreement with Dimensional Fund Advisors dtd 1/1/10 – Filed as Ex-99.(D)(11)b
on 03/16/2010 (Accession No. 0000898745-10-000157
	(12)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07 (Accession
No. 0000898745-07-000011)
	(13)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement dated January 1, 2010 – Filed as Ex-99.(D)(13)B on
03/16/2010 (Accession No. 0000898745-10-000157
	(14)	a.	Amended & Restated Sub-Advisory Agreement with Essex Investment Management Company, LLC dtd 1/1/10
– Filed as Ex-99.(D)(14)b on 03/16/2010 (Accession No. 0000898745-10-000157
	(15)	a.	Amended & Restated Sub-Adv Agreement with Goldman Sachs dtd 1/1/10 – Filed as Ex-99.(D)(15)f on
03/16/2010 (Accession No. 0000898745-10-000157
	(16)	a.	Guggenheim Sub-Advisory Agreement dated 09/16/09 – Filed as Ex-99.D(15)a on 10/07/09 (Accession No.
0000898745-09-000489)
	(17)	a.	Invesco Advisers, Inc. Sub-Advisory Agreement dated 06/01/2010 – Filed as Ex D18A on 07/29/10 (Accession
No. 0000898745-10-000394)
	(18)	a.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy Equity Management, Inc. dated January 1,
2010 – Filed as Ex-99.(D)(17)d on 03/16/2010 (Accession No. 0000898745-10-000157
	(19)	a.	Jennison Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex D20A on 07/29/10 (Accession No.
0000898745-10-000394)
	(20)	a.	Amended & Restated Sub-Advisory Agreement with JP Morgan dated 1/1/2010 – Filed as Ex-99.(D)(18)d on
03/16/2010 (Accession No. 0000898745-10-000157

	(21)	a.	Amended & Restated Sub-Adv Agreement with Lehman Brothers (now known as Neuberger Berman Fixed
Income LLC) dated 05/04/09 – Filed as Ex-99.D(18)b on 10/07/09 (Accession No. 0000898745-09-000489)

	(22)	a.	Amended & Restated Sub-Advisory Agreement with LA Capital dated 1/1/10 – Filed as Ex-99.(D)(20)d on
03/16/2010 (Accession No. 0000898745-10-000157

	(23)	a.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 12/31/2009 – Filed as Ex-99.(D)(21)e on
03/16/2010 (Accession No. 0000898745-10-000157)

	(24)	a.	Montag & Caldwell, Inc. Sub-Advisory Agreement dtd 09/24/10 – Filed as Ex-99.(d)(24)a on 11/04/10
(Accession No. 0000898745-10-000494).

	(25)	a.	Amended & Restated Sub-Adv Agreement with Pacific Investment Management Company LLC dated 04/01/09
– Filed as Ex-99.D(22)b on 10/07/09 (Accession No. 0000898745-09-000489)

	(26)	a.	Amended & Restated Sub-Adv Agreement with PGI dtd December 31, 2009 – Filed as Ex-99.(D)(24)n on
03/16/2010 (Accession No. 0000898745-10-000157

	(27)	a.	Amended & Restated Sub-Adv Agreement with PREI dated 03/17/10 – Filed as Ex D28A on 07/29/10
(Accession No. 0000898745-10-000394)

	(28)	a.	Amended & Restated Sub-Adv Agreement with Pyramis Global Advisors, LLC dtd 1/1/10 – Filed as Ex-
99.(D)(26)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(29)	a.	Schroder Investment Management North America Inc. Sub-Advisory Agreement dtd 1/11/10 – Filed as Ex-
99.(D)(27)a on 03/16/2010 (Accession No. 0000898745-10-000157

	(30)	a.	Schroder Investment Management North America Limited Sub-Sub-Advisory Agreement dtd 1/11/10 – Filed as
Ex-99.(D)(28)a on 03/16/2010 (Accession No. 0000898745-10-000157

	(31)	a.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 -- Filed as Ex-99.D on 12/29/05
(Accession No. 0000898745-05-000035)

	(32)	a.	Amended & Restated Sub-Advisory Agreement with T. Rowe Price Associates, Inc. dated January 1, 2010 –
Filed as Ex-99.(D)(30)e on 03/16/2010 (Accession No. 0000898745-10-000157

	(33)	a.	Thompson, Siegel & Walmsley LLC Sub-Advisory Agreement dated 10/01/09 – Filed as Ex-99.D(28)a on
10/07/09 (Accession No. 0000898745-09-000489)

	(34)	a.	Amended & Restated Sub-Advisory Agreement with Tortoise Capital Advisors, LLC dated 03/16/2010 –Filed as
Ex-99 (d)(32)b on 05/04/10 (Accession No. 0000898745-10-000277)

	(35)	a.	Amended & Restated Sub-Advisory Agreement with Turner Investment Partners, Inc. dated January 1, 2010 –
Filed as Ex-99.(D)(33)c on 03/16/2010 (Accession No. 0000898745-10-000157

	(36)	a.	Amended & Restated Sub-Adv Agreement with UBS dated 1/1/10 – Filed as Ex-99.(D)(34)e on 03/16/2010
(Accession No. 0000898745-10-000157

	(37)	a.	Vaughan Nelson Investment Management, LP Sub-Advisory dated January 1, 2010 – Filed as Ex-99.(D)(35)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(38)	a.	Amended & Restated Sub-Advisory Agreement with Westwood Management Corporation dated January 1,
2010 – Filed as Ex-99.(D)(37)B on 03/16/2010 (Accession No. 0000898745-10-000157

(e)	(1)	a.	Amended & Restated Distribution Agreement for A, B, C, J, R-1, R-2, R-3, R-4, R-5 and Institutional Classes dtd
12/14/09 – Filed as Ex E1B on 07/29/10 (Accession No. 0000898745-10-000394)

	(2)	a.	Selling Agreement--Advantage Classes – Filed as Ex-99.(e)(2)a on 11/04/10 (Accession No. 0000898745-10-
000494).
		b.	Selling Agreement—A, C, J, Institutional, R-1, R-2, R-3, R-4 and R-5 Class Shares – Filed as Ex-99.(e)(2)b on
11/04/10 (Accession No. 0000898745-10-000494).

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York -- Filed as Ex-99.B8.A on 04/12/1996
(Accession No. 0000898745-96-000012)
		b.	Domestic Funds Custodian Agreement with Bank of New York -- Filed as Ex-99.G1.B on 12/05/00 (Accession
No. 0000898745-00-000021)
		c.	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.G on 11/22/05 (Accession
No. 0000870786-05-000263)

(h)	(1)	a.	Amended and Restated Transfer Agency Agreement (A, B, C, J, Institutional and Plan Classes) dtd 03/09/10 –
Filed as Ex H1A on 07/29/10 (Accession No. 0000898745-10-000394)

		b.	Amended and Restated Transfer Agency Agreement (A, B, C, J, P, Institutional and Plan Classes) dtd 09/27/10
– Filed as Ex-99.(h)(1)b on 11/04/10 (Accession No. 0000898745-10-000494).

	(2)	a.	Amended & Restated Shareholder Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 12/14/07 (Accession
No. 0000898745-07-000184)

	(3)	a.	Investment Service Agreement -- Filed as Ex-99.H.3.C on 12/30/02 (Accession No. 0001126871-02-000036)

	(4)	a.	Amended & Restated Accounting Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 01/16/07 (Accession
No. 0000898745-07-000011)

	(5)	a.	Amended & Restated Administrative Services Agreement dated 05/01/10 – Filed as Ex H5A on 07/29/10
(Accession No. 0000898745-10-000394)

	(6)	a.	Amended & Restated Service Agreement dated 05/01/10 – Filed as Ex H6A on 07/29/10 (Accession No.
0000898745-10-000394)

	(7)	a.	Amended & Restated Service Sub-Agreement dtd 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No.
0000870786-05-000263)

(i)	Legal Opinion *

(j)	(1)	Consent of Auditors *
	(2)	Rule 485(b) opinion *
	(3)	Power of Attorneys – Filed as Ex-99.J3 on 12/12/08 (Accession No. 0000898745-08-000166)

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS -- Filed as Ex-99.B13 on 04/12/1996
(Accession No. 0000898745-96-000012)
	(2)	Initial Capital Agreement-IEP -- Filed as Ex-99.L2 on 09/22/00 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreement-ICP -- Filed as Ex-99.L3 on 09/22/00 (Accession No. 0000898745-00-500024)
	(4-38)	Initial Capital Agreement -- Filed as Ex-99.L4-L38 on 12/05/00 (Accession No. 0000898745-00-000021)
	(39)	Initial Capital Agreement dtd 12/30/02 -- Filed as Ex-99.L.39 on 12/30/02 (Accession No. 0001126871-02-000036)
(40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03-- Filed as Ex-99.L on 02/26/04 (Accession No. 0001127048-04-000033)
	(42)	Initial Capital Agreement dtd 6/1/04 -- Filed as Ex-99.L on 07/27/04 (Accession No. 0000870786-04-000163)
	(43)	Initial Capital Agreement dtd 11/1/04 – Filed as Ex-99.L on 12/13/04 (Accession No. 0000870786-04-000242)
	(44)	Initial Capital Agreement dtd 12/29/04 -- Filed as Ex-99.L on 02/28/05 (Accession No. 0000870786-05-000065)
	(45)	Initial Capital Agreement dtd 3/1/05 – Filed as Ex-99.L on 05/16/05 (Accession No. 0000870786-05-000194)
	(46)	Initial Capital Agreement dtd 6/28/05 -- Filed as Ex-99.L on 11/22/05 (Accession No. 0000870786-05-000263)
	(47)	Initial Capital Agreement dtd 3/15/06 -- Filed as Ex-99.L on 10/20/06 (Accession No. 0000898745-06-000160)
	(48)	Initial Capital Agreement dtd 1/10/07 -- Filed as Ex-99.L (48) on 02/20/08 (Accession No. 0000950137-08-002501)
	(49)	Initial Capital Agreement dtd 10/1/07 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-000017)
	(50)	Initial Capital Agreement dtd 2/29/08 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-000017)
	(51)	Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.L on 07/17/08 (Accession No. 0000009713-08-000060)
	(52)	Initial Capital Agreement dtd 9/30/08 -- Filed as Ex-99.L on 12/12/08 (Accession No. 0000898745-08-000166)
	(53)	Initial Capital Agreement dtd 12/15/08 -- Filed as Ex-99.L on 12/31/08 (Accession No. 0000898745-08-000184)
	(54)	Initial Capital Agreement dtd 03/02/09 – Filed as Ex-99.L54 on 10/29/10 (Accession No. 0000898745-10-000490)
	(55)	Initial Capital Agreement dtd 09/09/09 – Filed as Ex-99.L55 on 10/29/10 (Accession No. 0000898745-10-000490)
	(56)	Initial Capital Agreement dtd 12/30/09 – Filed as Ex-99.L56 on 10/29/10 (Accession No. 0000898745-10-000490)
	(57)	Initial Capital Agreement dtd 03/01/10 – Filed as Ex-99.L57 on 10/29/10 (Accession No. 0000898745-10-000490)
	(58)	Initial Capital Agreement dtd 03/16/10 – Filed as Ex-99.L58 on 10/29/10 (Accession No. 0000898745-10-000490)
	(59)	Initial Capital Agreement dtd 07/12/10 – Filed as Ex-99.L59 on 10/29/10 (Accession No. 0000898745-10-000490)
	(60)	Initial Capital Agreement dtd 09/27/10 **

(m)	Rule 12b-1 Plan

	(1)	a.	Class A Plan -- Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No.
0000898745-07-000184)

		b.	Class A Plan – Amended & Restated dtd 09/08/08 – Filed as Ex M1B on 07/29/10 (Accession No. 0000898745-
10-000394)

		c.	Class A Plan – Amended & Restated dtd 12/01/08 – Filed as Ex M1C on 07/29/10 (Accession No. 0000898745-
10-000394)

		d.	Class A Plan – Amended & Restated dtd 12/22/08 – Filed as Ex M1D on 07/29/10 (Accession No. 0000898745-
10-000394)

		e.	Class A Plan – Amended & Restated dtd 03/01/10 – Filed as Ex M1E on 07/29/10 (Accession No. 0000898745-
10-000394)

	(2)	a.	Class B Plan -- Amended & Restated dtd 3/13/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-
07-000184)

		b.	Class B Plan – Amended & Restated dtd 12/22/08 – Filed as Ex M2B on 07/29/10 (Accession No. 0000898745-
10-000394)

	(3)	a.	Class C Plan -- Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No.
0000898745-07-000184)

		b.	Class C Plan – Amended & Restated dtd 12/22/08 – Filed as Ex M3B on 07/29/10 (Accession No. 0000898745-
10-000394)

		c.	Class C Plan – Amended & Restated dtd 03/01/10 – Filed as Ex M3C on 07/29/10 (Accession No. 0000898745-
10-000394)

	(4)	a.	Class J Plan -- Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No.
0000950137-08-006512)

		b.	Class J Plan – Amended & Restated dtd 12/22/08 – Filed as Ex M4B on 07/29/10 (Accession No. 0000898745-
10-000394)

		c.	Class J Plan – Amended & Restated dtd 07/21/09 – Filed as Ex M4C on 07/29/10 (Accession No. 0000898745-
10-000394)

		d.	Class J Plan – Amended & Restated dtd 05/04/10 – Filed as Ex-99.M(4)d on 10/29/10 (Accession No.
0000898745-10-000490)

	(5)	a.	R-1 f/k/a Advisors Signature Plan – Amended & Restated Distribution Plan and Agreement Class R-1 dtd
09/16/09 – Filed as Ex-99.M(5)h on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-1 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex M5B on
07/29/10 (Accession No. 0000898745-10-000394)

	(6)	a.	R-2 f/k/a Advisors Select Plan -- Amended & Restated Distribution Plan and Agreement Class R-2 dtd
09/16/09 – Filed as Ex-99.M(6)k on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-2 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex M6B on
07/29/10 (Accession No. 0000898745-10-000394)

	(7)	a.	R-3 f/k/a Advisors Preferred Plan -- Amended & Restated Distribution Plan and Agreement Class R-3 dtd
09/16/09 – Filed as Ex-99.M(7)i on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-3 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex M7B on
07/29/10 (Accession No. 0000898745-10-000394)

	(8)	a.	R-4 f/k/a Select Plan -- Amended & Restated Distribution Plan and Agreement Class R-4 dtd 09/16/09 – Filed
as Ex-99.M(8)k on 10/07/09 (Accession No. 0000898745-09-000489)

		b.	Class R-4 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex M8B on
07/29/10 (Accession No. 0000898745-10-000394)

(n)	(1)	Rule 18f-3 Plan dtd 03/10/08 -- Filed as Ex-99.N1 on 05/01/08 (Accession No. 0000950137-08-006512)

	(2)	Rule 18f-3 Plan dtd 04/01/09 – Filed as Ex N2 on 07/29/10 (Accession No. 0000898745-10-000394)

	(3)	Rule 18f-3 Plan dtd 05/12/10 – Filed as Ex N3 on 07/29/10 (Accession No. 0000898745-10-000394)

	(4)	Rule 18f-3 Plan dtd 06/14/10 – Filed as Ex N4 on 07/29/10 (Accession No. 0000898745-10-000394)

(o)	Reserved

(p)	Codes of Ethics
	(1)	Alliance Bernstein Code of Ethics dtd October 2009 – Filed as Ex-99.(P)(1) on 03/16/2010 (Accession No. 0000898745-
10-000157)
	(2)	American Century Investment Management – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
	(3)	The Bank of New York Mellon Code of Ethics -- Filed as Ex-99.P(8) on 02/20/08 (Accession No. 0000950137-08-002501)
	(4)	Barrow Hanley Code of Ethics dtd 12/31/2009 – Filed as Ex-99.(P)(5) on 03/16/2010 (Accession No. 0000898745-10-
000157)
	(5)	BlackRock Code of Ethics – Filed as Ex-99.P7 on 12/12/08 (Accession No. 0000898745-08-000166)
	(6)	Brown Investment Advisory Incorporated Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-
000354)
	(7)	Causeway Capital Management LLC Code of Ethics dtd 08/10/10 **

	(8)	Clearbridge Advisors Code of Ethics dtd 06/08/10 – Filed as Ex-99.P(8) on 10/29/10 (Accession No. 0000898745-10-
000490)
	(9)	Columbus Circle Investors Code of Ethics dtd -07/01/09 -- Filed as Ex-99.(p)(10) on 12/18/09 (Accession No.
0000898745-09-000546)
	(10)	Credit Suisse Asset Management LLC Code of Ethics – Filed as Ex-99.P(10) on 10/29/10 (Accession No. 0000898745-
10-000490)
	(11)	Dimensional Fund Advisors Code of Ethics -- Filed as Ex-99.P on 12/29/05 (Accession No. 0000898745-05-000035)
	(12)	Edge Asset Management Code of Ethics dtd 08/26/10 **
	(13)	Emerald Advisers Inc. Code of Ethics -- Filed as Ex-99.P(17) on 02/20/08 (Accession No. 0000950137-08-002501)
	(14)	Essex Code of Ethics dated 01/2010 – Filed as Ex P15 on 07/29/10 (Accession No. 0000898745-10-000394)
	(15)	Goldman Sachs Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(16)	Guggenheim Investment Management LLC Code of Ethics dated 03/2010 – Filed as Ex P17 on 07/29/10 (Accession No.
0000898745-10-000394)
	(17)	Invesco Code of Ethics dated 01/2010 – Filed as Ex-99.P(17) on 10/29/10 (Accession No. 0000898745-10-000490)
	(18)	Jacobs Levy Code of Ethics -- Filed as Ex-99.P on 10/20/06 (Accession No. 0000898745-06-000160)
	(19)	Jennison Code of Ethics – Filed as Ex-99.P(19) on 10/29/10 (Accession No. 0000898745-10-000490)
	(20)	JP Morgan Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(21)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 09/20/10 **
	(22)	Montag & Caldwell, Inc. Code of Ethics dated 02/12/10 – Filed as Ex P23 on 07/29/10 (Accession No. 0000898745-10-
000394)
	(23)	Neuberger Berman Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(22) on 12/18/09 (Accession No. 0000898745-09-
000546)
	(24)	Pacific Investment Management Company LLC Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(23) on 12/18/09
(Accession No. 0000898745-09-000546)
	(25)	Principal Global Investors/Principal Real Estate Investors Code of Ethics dated 01/01/10 – Filed as Ex P26 on 07/29/10
(Accession No. 0000898745-10-000394)
	(26)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal Financial
Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor, Inc. Code of Ethics dtd 6/9/09 – Filed
as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
	(27)	Pyramis Code of Ethics dated 2010 – Filed as Ex P28 on 07/29/10 (Accession No. 0000898745-10-000394)
	(28)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P21 on 09/11/03 (Accession No. 0000870786-03-
000169)
	(29)	Schroder Inc. Code of Ethics dated 03/09/10 – Filed as Ex P30 on 07/29/10 (Accession No. 0000898745-10-000394)
	(30)	Schroder Ltd Code of Ethics dtd 07/15/10 **
	(31)	Spectrum Code of Ethics dtd 07/09 -- Filed as Ex-99.(p)(30) on 12/18/09 (Accession No. 0000898745-09-000546)
	(32)	T. Rowe Price Code of Ethics dtd 06/15/10 – Filed as Ex-99.p(32) on 10/29/10 (Accession No. 0000898745-10-000490)
	(33)	Thompson, Siegel & Walmsley LLC Code of Ethics dated 03/30/10 – Filed as Ex P34 on 07/29/10 (Accession No.
0000898745-10-000394)
	(34)	Tortoise Capital Advisors LLC Code of Ethics – Filed as Ex-99.p(31) on 10/07/09 (Accession No. 0000898745-09-000489)
	(35)	Turner Investment Partners dated 02/26/10 – Filed as Ex p36 on 07/29/10 (Accession No. 0000898745-10-000394)
	(36)	UBS Code of Ethics dtd 09/30/09 -- Filed as Ex-99.p(35) on 12/18/09 (Accession No. 0000898745-09-000546)
	(37)	Vaughan-Nelson Code of Ethics dtd 09/14/09 -- Filed as Ex-99.p(36) on 12/18/09 (Accession No. 0000898745-09-
000546)
	(38)	Westwood Management Corporation Code of Ethics Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on 07/17/08
(Accession No. 0000009713-08-000060)

*	Filed herein.
**	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 30.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.	Was committed in bad faith; or
2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and
Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's
Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the
Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities
Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the
Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business or Other Connections of Investment Adviser

Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable
Contracts Funds, Inc. ("PVC") and Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by
Principal Life Insurance Company.

A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below along with other employment with which that person has been engaged. This list includes some of the same people
(designated by an *), who serve as officers and directors of the Registrant. For these people, the information as set out in the
Statement of Additional Information (See Part B) under the caption "Management" is incorporated by reference.

NATURE OF RELATIONSHIP
NAME & OFFICE		(INVESTMENT ADVISER
WITH	OTHER COMPANY & PRINCIPAL	OFFICER’S OFFICE WITH
INVESTMENT ADVISER	BUSINESS ADDRESS	OTHER COMPANY)
Patricia A. Barry	Principal Life	Counsel/Assistant Corporate Secretary
Assistant Corporate	Insurance Company (1)
Secretary

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Assistant Controller
Chief Financial Officer	Distributor, Inc. (2)
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President	Distributor, Inc. (2)

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal Life	Head of Investment Manager
Vice President	Insurance Company (1)	Research

Michael P. Finnegan	Principal Life	Vice President &
Senior Vice President -	Insurance Company (1)	Chief Investment Officer – PMC
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Jennifer A. Mills	Principal Life	See Part B
Counsel	Insurance Company (1)

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation (1)

Teri Root	Princor	Senior Compliance Advisor
Compliance Officer	Financial Services
Corporation (1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Life	Vice President –
Vice President -	Insurance Company (1)	Investment Services
Investment Services

Jamie K. Stenger	Principal Life	Assistant Director –
Compliance Officer	Insurance Company (1)	Compliance

Randy L. Welch	Principal Financial	Vice President
Vice President -	Advisors, Inc. (1)
Investment Services

*Dan L. Westholm	Principal Financial	Vice President
Director - Treasury	Advisors, Inc. (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

Item 32.	Principal Underwriter

(a)	Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Funds, Inc. and Principal Variable
Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New
World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life
Insurance Company, through their respective separate accounts.

(b)	(1)	(2)	(3)
Positions and offices
	Name and principal	with principal	Positions and Offices
	business address	underwriter (PFD)	with the Fund
	Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (2)

	Patricia A. Barry	Assistant Corporate	None
	The Principal	Secretary
Financial Group(1)

	Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

	Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

	Jill R. Brown	Director,	Senior Vice President
	The Principal	President and
	Financial Group(2)	Chief Financial Officer

	Ralph C. Eucher	Chairman of the Board	Chairman of the Board
The Principal
Financial Group(1)

	Nora M. Everett	Director	President, Chief Executive
	The Principal		Officer and Director
Financial Group (1)

	Cary Fuchs	Chief Operating Officer	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

	Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Eric W. Hays	Senior Vice President and	None
	The Principal	Chief Information Officer
Financial Group(1)

	Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(2)

	Joyce N. Hoffman	Senior Vice President and	None
	The Principal	Corporate Secretary
Financial Group(1)

	Daniel J. Houston	Director	None
The Principal
Financial Group(1)

	Jennifer A. Mills	Counsel	Assistant Counsel
The Principal
Financial Group (1)

	Kevin J. Morris	Senior Vice President and	None
	Principal Funds	Chief Marketing Officer
Distributor, Inc.(2)

	David L. Reichart	Senior Vice	None
	The Principal	President/Distribution
Financial Group(1)

	Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President – Investor	None
	The Principal	Services
Financial Group(1)

	(1)	711 High Street
Des Moines, IA 50392

	(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710

(c) N/A.

Item 33.	Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment
Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa
50392.

Item 34.	Management Services

N/A.

Item 35.	Undertakings

N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 29th day of December, 2010.

Principal Funds, Inc.
(Registrant)
/s/ N. M. Everett
_________________________________________
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
___________________________________
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

______________________________	Chairman of the Board	December 29, 2010
R. C. Eucher

/s/ L. A. Rasmussen
______________________________	Vice President,	December 29, 2010
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
______________________________	President, Chief Executive	December 29, 2010
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ M. J. Beer
______________________________	Executive Vice President	December 29, 2010
M. J. Beer

(E. Ballantine)*
______________________________	Director	December 29, 2010
E. Ballantine

(K. Blake)*
______________________________	Director	December 29, 2010
K. Blake

(C. Damos)*
______________________________	Director	December 29, 2010
C. Damos

(R. W. Gilbert)*
______________________________	Director	December 29, 2010
R. W. Gilbert

(M. A. Grimmett)*
______________________________	Director	December 29, 2010
M. A. Grimmett

(F. S. Hirsch)*
______________________________	Director	December 29, 2010
F. S. Hirsch

(W. C. Kimball)*
______________________________	Director	December 29, 2010
W. C. Kimball

(B. A. Lukavsky)*
______________________________	Director	December 29, 2010
B. A. Lukavsky

(W. G. Papesh)*
______________________________	Director	December 29, 2010
W. G. Papesh

(D. Pavelich)*
______________________________	Director	December 29, 2010
D. Pavelich

/s/ M. J. Beer
*By	______________________________
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on December 12, 2008

Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

--------

POST-EFFECTIVE AMENDMENT NO. 87 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
--------
PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
--------
Telephone Number (515) 248-3842
--------

Copy to:
MICHAEL D. ROUGHTON		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Dykema Gossett PLLC
Des Moines, Iowa 50392		Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
XX__ on January 1, 2011, pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on _______________(date), pursuant to paragraph (a)(1) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Amendment is an annual update to the Registrant’s registration statement for series with an August 31 fiscal year end.
The Amendment includes a facing page, prospectus for Classes A and C shares, prospectus for Class J shares, prospectus for Institutional Class shares, prospectus for Class P shares, prospectus for R-1, R-2, R-3, R-4, and R-5 shares, statement of additional information, and Part C. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for series with a fiscal year end of October 31.

PRINCIPAL FUNDS, INC.

CLASS A AND CLASS C SHARES

The date of this Prospectus is January 1, 2011.

Ticker Symbols for Principal Funds, Inc.
Fund Name	A	C
Diversified Real Asset	PRDAX	PRDCX
Preferred Securities	PPSAX	PRFCX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

2

Fund Summaries
Diversified Real Asset Fund	4
Preferred Securities Fund	9
Certain Information Common to All Funds	14
Additional Information about Investment Strategies and Risks	14
Portfolio Holdings Information	22
Management of the Funds	22
Pricing of Fund Shares	27
Purchase of Fund Shares	28
Redemption of Fund Shares	30
Exchange of Fund Shares	32
Dividends and Distributions	33
Frequent Purchases and Redemptions	34
Tax Considerations	35
Choosing a Share Class	36
Class A Shares	37
Class C Shares	40
CDSC Calculation and Waivers	40
The Costs of Investing	41
Distribution Plans and Intermediary Compensation	43
Fund Account Information	45
Financial Highlights	47
Appendix A - Description of Bond Ratings	50
Additional Information	56

DIVERSIFIED REAL ASSET FUND

Objective: The Fund seeks a long-term total return in excess of inflation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 36 and 41, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page
43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010	Class A	Class C
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25	1.00
Other Expenses	1.63	9.23
Total Annual Fund Operating Expenses	2.73	11.08
Expense Reimbursement	1.48	9.08
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	2.00%

Principal Management Corporation ("Principal") has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the
Fund, excluding interest expense, through the period ending December 31, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A and 2.00% for Class C. This agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$498	$911	$1,503	$3,103
Class C	$303	$1,552	$3,628	$7,809

You would pay the following expenses if you did not redeem your shares.

	1 year	3 years	5 years	10 years
Class A	$498	$911	$1,503	$3,103
Class C	$203	$1,552	$3,628	$7,809

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From March 16, 2010, date operations commenced, through August 31, 2010, the Fund's annualized portfolio turnover rate was
38.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, real estate investment trusts (REITs), commodity index-
linked notes, fixed-income securities, securities of natural resource companies and master limited partnerships (MLPs). Under normal circumstances, the Fund invests at least 80% of its assets in securities that fall into these categories at the time of purchase.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate and energy/natural resources industries.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset allocation among five general investment categories. The following table sets forth the ranges of the
Fund's allocation among the investment categories (the allocations will vary from time to time):

Inflation-indexed bonds	22-38%
Commodity Index-linked	17-33%
Notes
REITs	15-25%
Natural Resources	10-20%
MLPs	5-15%

Approximately 30% of the Fund's assets currently will be invested primarily in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S.
corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Approximately 25% of the Fund's assets currently will be invested in a combination of commodity index-
linked notes and fixed-income securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in commodity index-linked notes. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity index and will be subject to credit and interest rate risks that typically affect debt securities.

Approximately 20% of the Fund's assets currently will be invested in REITs. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
• equity REITs, which primarily own property and generate revenue from rental income;
• mortgage REITs, which invest in real estate mortgages; and
• hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Approximately 15% of the Fund's assets currently will be invested in securities of all companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal and oil, timberland, undeveloped real property and agricultural commodities.

Approximately 10% of the Fund's assets currently will be invested in MLPs. MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The
Fund will invest primarily in the mid-stream category, which is generally comprised of pipelines used to gather, transport, and distribute natural gas, crude oil, and refined petroleum products.

Principal Risks
The Fund may be an appropriate investment for investors seeking to maintain their purchasing power, who are willing to accept the risks associated with investing in commodity index-linked notes, fixed-
income securities, inflation-indexed bonds, equity securities and real estate.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Commodity Risk. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. The value of commodities may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund seeks exposure to commodity markets through investments in commodity index-linked notes, which are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose the Fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments on the note that are less than the stated coupon interest payments.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

Performance
Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
•	Martin Hegarty (since 2010), Managing Director
•	Stuart Spodek (since 2010), Managing Director
•	Brian Weinstein (since 2010), Managing Director

Credit Suisse Asset Management, LLC
•	Christopher Burton (since 2010), Director
•	Nelson Louie (since 2010), Managing Director

Jennison Associates LLC
•	Neil P. Brown (since 2010), Managing Director
•	David A. Kiefer (since 2010), Managing Director
•	John "Jay" Saunders (since 2010), Managing Director

Principal Real Estate Investors, LLC
•	Kelly D. Rush (since 2010), Portfolio Manager

Tortoise Capital Advisors, L.L.C.
•	H. Kevin Birzer (since 2010), Senior Managing Director and co-founder
•	Zachary A. Hamel (since 2010), Managing Director and co-founder
•	Kenneth P. Malvey (since 2010), Managing Director and co-founder
•	Terry C. Matlack (since 2010), Managing Director and co-founder
•	David J. Schulte (since 2010), Managing Director and co-founder

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 14 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 14 of the
Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 14 of the Prospectus.

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 36 and 41, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page
43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010	Class A	Class C
Management Fees	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.14%	0.13%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.11%	1.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$484	$715	$964	$1,676
Class C	$288	$582	$1,001	$2,169

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$484	$715	$964	$1,676
Class C	$188	$582	$1,001	$2,169

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From November 1,
2009 through August 31, 2010, the Fund's annualized portfolio turnover rate was 23.4% of the average value of its portfolio; effective in 2010, the Preferred Securities Fund's fiscal year end was changed from
October 31 to August 31.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities at the time of purchase. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets, but are junior to all forms of the company's debt. Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by
Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's")
or, if unrated, of comparable quality in the opinion of the Sub-Advisor. The Fund also invests up to 15% of its assets in high yield, below investment grade quality debt (sometimes called "junk bonds" and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor).

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the
U.S. and non-U.S financial services (i.e., banking, insurance and commercial finance,) industry. The
Fund also regularly invests in the real estate investment trust (i.e. REIT) and utility industries.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds")
are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years
(or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January
16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on May 1, 2002.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 65% BofA
Merrill Lynch Fixed Rate Preferred Securities and 35% Barclays Capital U.S. Tier I Capital Securities
Index.

Effective December 31, 2010, the weightings for the Preferreds Blended Index will change to 50% BofA
Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays Capital U.S. Tier I Capital Securities
Index.

Average Annual Total Returns
For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	40.73%	1.53%	3.35%

Class A Return After Taxes on Distributions	37.44%	-0.37%	1.63%

Class A Return After Taxes on Distribution and Sale of Fund Shares	26.43%	0.23%	1.89%
Class C Return Before Taxes	43.96%	1.59%	3.25%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no	-15.20%	-6.14%	0.83%
deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction	46.19%	0.37%	4.09%
for fees, expenses, or taxes)
Preferreds Blended Index (reflects no deduction for fees, expenses, or	29.14%	-1.37%	2.18%
taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
•	Fernando "Fred" Diaz (since 2010), Portfolio Manager
•	Roberto Giangregorio (since 2010), Portfolio Manager
•	L. Phillip Jacoby, IV (since 2002), Chief Investment Officer and Portfolio Manager
•	Manu Krishnan (since 2010), Portfolio Manager
•	Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 14 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds – Tax Information” at page 14 of the
Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 14 of the Prospectus.

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

•	Initial Investment		$ 1,000
	•	For accounts with an Automatic Investment Plan (AIP)	$ 100
•	Subsequent Investments		$ 100
	•	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the
Fund over another investment, or to recommend one share class of the Fund over another share class.
Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Funds, but they are the ones the Funds primarily use to achieve their investment objectives.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the
Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles the Advisor and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the Advisor and/or the sub-advisors may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry.
When making decisions about whether to buy or sell fixed-income investments, the Advisor and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset class, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Funds.

Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund.

The following table lists the Funds and identifies whether the strategies and risks discussed in this section
(listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The Statement of
Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	DIVERSIFIED REAL ASSET	PREFERRED SECURITIES
Convertible Securities	Non-Principal	Non-Principal
Equity Securities	Principal	Principal
Fixed-Income Securities	Principal	Principal
Foreign Securities	Non-Principal	Principal
High Yield Securities	Not Applicable	Principal
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal
Liquidity Risk	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal
Master Limited Partnerships	Principal	Not Applicable
Portfolio Turnover	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Principal
Real Estate Investment Trusts	Principal	Principal
Royalty Trusts	Non-Principal	Not Applicable
Securities Lending Risk	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal

(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-
income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities.
However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.
The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some of the Funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company’s outstanding equity securities. The market capitalization of companies in the Funds’ portfolios and their related indexes will change over time and, the Funds will not automatically sell a security just because it falls outside of the market capitalization range of their indexes. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity.
Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
• Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
• Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer.
Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities
For the Funds in this prospectus, foreign companies are:
•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called
“emerging”) markets, or both. Usually, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International
Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets
Index). These countries generally include every nation in the world except the United States, Canada,
Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S.
Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests.
Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

High Yield Securities
Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset
Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a
Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the
Fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the
Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the
Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs.
By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.
• Active Management: The performance of a Fund that is actively managed will reflect in part the ability of Principal or Sub-Advisor(s) to make investment decisions that are suited to achieving the
Fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
• Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

Market Volatility
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Master Limited Partnerships
Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a
Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may lower the Fund's performance. For some funds, high portfolio turnover rates, although increasing transaction expenses, may contribute to higher performance.

Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate)
and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income;
mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a
REIT, the Fund will be subject to the REITs expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue
Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand.
Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Securities Lending Risk
To earn additional income, each Fund may lend portfolio securities to approved financial institutions.
Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small and Medium Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.
Investments in companies with smaller market capitalizations may involve greater risks and price volatility
(wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced
Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors,
LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is
the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of August 31, 2010, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC
Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account
own the following percentages of the Funds listed below:

Diversified Real Asset Fund	93.44%
Preferred Securities Fund	43.06%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the
Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since
1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-
Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the
Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program.
The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

For the Diversified Real Asset Fund, Michael Finnegan and Kelly Grossman determine the portion of the
Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to:
the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. He earned a
B.B.A. in Finance from Iowa State University and an M.A. in Finance from the University of Iowa.
Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a
Managing Director within the Capital Markets and Structured Products Group at Principal Global
Investors. Ms. Grossman earned a B.A. in Mathematics and Computer Science from the University of
Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of
Actuaries.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	BlackRock Financial Management, Inc. (BlackRock”), 55 East 52nd Street, New York,
New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the inflation-indexed bonds portion of the Diversified Real Asset Fund.

The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at
Bank of America Merrill Lynch. He earned a B.S. in Economics from Rhodes University, South Africa.

Stuart Spodek has been with BlackRock since 1993. He earned a B.S. in Engineering from Princeton
University.

Brian Weinstein has been with BlackRock since 2000. He earned a B.A. in History from the University of
Pennsylvania.

Sub-Advisor:	Credit Suisse Asset Management, LLC (“Credit Suisse”), Eleven Madison Avenue,
New York, NY 10010, offers a wide range of financial services and products.

Credit Suisse is the sub-advisor for the commodity index-linked notes portion of the Diversified Real Asset
Fund.

The portfolio managers work together as a team and are jointly responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. They are also responsible for research activities for the commodity portion of the Fund and thus serve both an analyst and portfolio management role.

Christopher Burton has been with Credit Suisse since 2005. He earned a B.S. in Economics with concentrations in Finance and Accounting from the University of Pennsylvania's Wharton School of
Business. Mr. Burton has earned the right to use the Chartered Financial Analyst designation.

Nelson Louie is Global Head of the Commodities Group. Mr. Louie re-joined Credit Suisse in August
2010. From May 2009 to August 2010 he was an Executive Director in the Commodity Index Products
area at UBS Securities, LLC. From June 2007 to May 2009, Mr. Louie was a Managing Director at AIG
Financial Products responsible for North American Marketing of commodities-based solutions. From April
1993 to June 2007 he held positions within Credit Suisse. Mr. Louie earned a B.A. in Economics from
Union College.

Sub-Advisor:	Jennison Associates LLC (“Jennison”), 466 Lexington Avenue, New York, NY 10017,
is a registered investment advisor founded in 1969.

Jennison is the sub-advisor for the natural resources portion of the Diversified Real Asset Fund.

All portfolio managers have equal investment management responsibility and jointly make all buy/sell decisions for the portfolios. The portfolio managers seek consensus prior to purchase or sale of any name.

Neil P. Brown has been with Jennison since 2005. He earned a B.A. in Mathematics and History from
Duke University. Mr. Brown has earned the right to use the Chartered Financial Analyst designation.

David A. Kiefer has been with Jennison since 2000. He earned a B.S. from Princeton University and an
M.B.A. from Harvard Business School. Mr. Kiefer has earned the right to use the Chartered Financial
Analyst designation.

John "Jay" Saunders has been with Jennison since 2005. He earned a B.A. from the College of William and Mary and an M.A. in Print Journalism from American University.

Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des
Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of
Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the real estate investment trust portion of the Diversified Real Asset
Fund.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A. in
Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT
06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group.

Spectrum is the sub-advisor for the Preferred Securities Fund.

The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team. This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading.

Fernando "Fred" Diaz joined Spectrum in 2000.

Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and M.S. in Mechanical
Engineering from S.U.N.Y. at Stony Brook and University of Wisconsin-Madison, respectively. He also earned an M.B.A. in Finance from Cornell University.

L. Phillip Jacoby, IV is Chief Investment Officer of Spectrum and Chairman of the Investment
Committee. Mr. Jacoby joined Spectrum in 1995. He earned a B.S. in Finance from the Boston University
School of Management.

Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the
University of Delaware, and an M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.

Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut
State College and an M.B.A. in Finance from the University of Hartford.

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood,
Kansas 66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.
Tortoise specializes in managing portfolios of investments in MLPs and other energy companies.

Tortoise is the sub-advisor for the master limited partnership portion of the Diversified Real Asset Fund.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. Mr. Birzer was a member in Fountain Capital
Management, LLC from 1990 to 2009. He earned a B.A. from the University of Notre Dame and an
M.B.A. from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital
Management, LLC. He earned a B.S. in Business Administration from Kansas State University and an
M.B.A. from the University of Kansas School of Business. Mr. Hamel has earned the right to use the
Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital
Management, LLC. He earned a B.S. in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a B.S. in Business Administration from
Kansas State University and a J.D. and M.B.A. from the University of Kansas. Mr. Matlack has earned the right to use the Chartered Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a B.S. in Business Administration from
Drake University and a J.D. from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor.
The management fee for the Diversified Real Asset Fund (as a percentage of the average daily assets) is
0.85% on the first $500 million, 0.83% on the next $500 million, 0.81% on the next $500 million, and
0.80% on assets over $1.5 billion. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended August 31, 2010 was:

Diversified Real Asset Fund	0.85%(1)
Preferred Securities Fund	0.71%(2)

1) Period from March 16, 2010, date operations commenced, through August 31, 2010.
(2) Period from November 1, 2009 through August 31, 2010. Effective in 2010, the Preferred Securities Fund's fiscal year end was changed from October 31 to August 31.

A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with Principal related to the Diversified Real Asset Fund is available in the annual report to shareholders for the period ending August 31, 2010. A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with
Principal related to the Preferred Securities Fund is available in the annual report to shareholders for the period ending October 31, 2009.

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and
Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-
Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Diversified Real Asset Fund intends to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each
Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther
King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For these Funds, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s Net Asset Value (“NAV”) are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

• Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

• The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-
5, and P. Funds available in multiple share classes have the same investments, but differing expenses.
Classes A and C shares are available in this prospectus.

Shares of the Funds are generally purchased through persons employed by or affiliated with broker/dealer firms (“‘Financial Professionals”). Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting www.PrincipalFunds.com to obtain the appropriate forms.

An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/ or education expenses. Prospective shareholders should consult with their
Financial Professional prior to making decisions about the account and type of investment that are appropriate for them. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares.

Making an Investment
Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic
Investment Plan (“‘AIP”) is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal
Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

Payment
Payment for Fund shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”)
debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or AIP. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). Contact information for the Fund is as follows:

Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809

After you place a buy order in proper form, which must be received at the transaction processing center in
Canton, Massachusetts, shares are bought using the next share price calculated.

Customer Service
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and
7:00 p.m. Central Time.

Wire Instructions: To obtain ACH or wire instructions, please contact a Client Relations Specialist.

Direct Deposit
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct
Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan (“AIP”)
Your Financial Professional can help you establish an AIP. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an AIP when you open your account. Minimum monthly purchase is $100 per Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by
Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, which must be received at the transaction processing center in
Canton, Massachusetts, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed.

It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.
* a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
• lump sum of the entire interest in the account,
• partial interest in the account, or
• periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
• payable to all owners on the account (as shown in the account registration) and
• mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:
• when an owner has died
• for certain employee benefit plans; or
• owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class A shares without a sales charge if the shares that were sold were Class A shares, or were Class B shares on which a CDSC was paid or on which the CDSC was waived in connection with a Required Minimum Distribution, involuntary redemption, or due to the death of the shareholder. Within 60 calendar days after the sale of Class C shares, any amount of the sale proceeds that you reinvest will be reinvested in Class C shares; shares purchased by redemption proceeds are not subject to the twelve month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

Distributions in Kind
Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the
Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.
Sell shares by mail
•	Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024 (or overnight mail to 30 Dan
Road, Canton, MA 02021-2809). Specify the Fund(s) and account number.
•	Specify the number of shares or the dollar amount to be sold.
•	A Medallion Signature Guarantee* will be required if the:
• sell order is for more than $100,000;
• check is being sent to an address other than the account address;
• wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
• account address has been changed within 15 days of the sell order; or
• check is payable to a party other than the account shareholder(s), Principal Life, or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone
•	The request may be made by a shareholder or by the shareholder’s Financial Professional.
•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
•	If our phone lines are busy, you may need to send in a written sell order.
•	To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
•	Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employer sponsored benefit plans.
•	If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

Systematic withdrawal plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to:
•	sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code),
•	pay insurance or annuity premiums or deposits to Principal Life (call us for details), and
•	provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:
•	completing the applicable section of the application, or
•	sending us your written instructions, or
•	completing a Systematic Withdrawal Plan Request form (available on www.PrincipalFunds.com), or
•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:
• you instruct us to stop or
• your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account.

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

EXCHANGE OF FUND SHARES
Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds (except Money Market). The Fund reserves the right to revise or terminate the exchange privilege at any time.

Exchanges from Money Market Fund
Class A shares of Money Market Fund may be exchanged into:
• Class A shares of other Funds.
• If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
• If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of
Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
• Class C shares of other Funds – subject to the applicable CDSC.

You may exchange shares by:
• sending a written request to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024 (or overnight mail to 30 Dan Road, Canton, MA 02021-2809),
• via the Internet at www.PrincipalFunds.com, or
• calling us, if you have telephone privileges on the account.

Automatic Exchange Election
This election authorizes an exchange from one fund of Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
• completing the Automatic Exchange Election section of the application,
• calling us if telephone privileges apply to the account from which the exchange is to be made, or
• sending us your written instructions.
• completing an Automatic Exchange Election form (available on www.principalfunds.com)

Your automatic exchange continues until:
• you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
• your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day
(if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
• An exchange by any joint owner is binding on all joint owners.
• If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
• All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
• You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
• For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
• accounts with identical ownership,
• an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
• a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or
• a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner
(or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Preferred Securities Fund pays its net investment income monthly.
• The Diversified Real Asset Fund pays its net investment income quarterly in March, June,
September, and December.

For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
• invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
• paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the
Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at
www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-
800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a
Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

NOTES:
• A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
• Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
• For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed.

The harm of undetected excessive trading in shares of the underlying Funds in which the Principal
LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime
Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges a year; and
• Taking other such action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading.
In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares.

For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the
Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the
Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the
Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

CHOOSING A SHARE CLASS

Your Financial Professional will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Financial Professional can also help you choose the share class that is appropriate for you. Financial Professionals may receive different compensation depending upon which class of shares you purchased. The sales charge for Class A shares may be reduced or eliminated for certain types of purchases or for purchases of sufficient size.
Your Financial Professional can help you determine whether your investment qualifies for a reduced sales charge.

This prospectus offers two share classes: Class A and Class C. Class C shares of the Money Market
Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the
Principal Funds, but are available to new participants in plans that currently invest in Class C shares of the Fund. Highlights of each Fund’s share classes and information regarding sales charges and dealer reallowances are provided below.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
• the dollar amount you are investing,
• the amount of time you plan to hold the investment, and
• any plans to make additional investments in the Principal Funds.

Please consult with your Financial Professional before choosing the class of shares that is most appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you.

Fund and share class selections must be made at the time of purchase. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of
Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase
Class A shares of the Fund(s) you have selected.

CLASS A SHARES

Initial Sales Charge
• You generally pay a sales charge on an investment in Class A shares, which varies based on the amount invested and the Fund selected.
• If you invest $100,000 or more for the Diversified Real Asset and Preferred Securities Funds, the
sales charge is reduced.
• You might be eligible for a reduced sales charge. See “Sales Charge Waiver or Reduction (Class A shares).”
• Sales charges might be reduced under the Rights of Accumulation or Statement of Intent, as described below.

Sales Charge Waiver or Reduction (Class A shares)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The
Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you or your Financial Professional must let the
Fund know at the time you purchase shares that you qualify for such a reduction. If you or your Financial
Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.

Purchase Without an Initial Sales Charge (Class A shares)
• No initial sales charge will apply to purchases of $500,000 or more for the Diversified Real Asset and
Preferred Securities Funds although a 1.00% contingent deferred sales charge may apply to redemptions made within 12 months after purchase.
• No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required
Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.
• A Fund’s Class A shares may be purchased without a sales charge by the following individuals, groups, and/or entities:
• by its current and former Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents), and trusts created by or primarily for the benefit of these individuals;
• by the Premier Credit Union;
• by non-ERISA clients of Principal Global Investors LLC;
• by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with Princor or the Distributor;
• through a “wrap account” offered by Princor or through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with Princor or the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a
“wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
• to fund non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;

•	by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 12 months after purchase of $500,000 or more for the Diversified Real Asset and Preferred
Securities Funds will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;
•	by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations; provided, however, that the third party administrator or other service provider the sponsor of the retirement or benefit plan employs utilizes a system for processing purchases of shares that will accommodate waiver of the Fund’s sales charge;
•	by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
•	by clients of registered investment advisors that have entered into arrangements with Princor or the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
•	to qualified retirement plans where the plan’s R-1 or R-2 share investments were redesignated A share investments;
•	to qualified retirement plans where the plan’s investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000;
•	existing participants in Employer Sponsored Plans (as defined in Purchase at a Reduced Initial
Sales Charge (Class A Shares)) that had at least $1 million in Principal Funds as of January 12,
2007 can purchase Class A shares at net asset value for the duration of that account; and
•	new participants in such Employer Sponsored Plans that had at least $2.8 million in Principal
Funds as of January 12, 2007 can purchase Class A shares within the plan at net asset value provided the participant notes that he or she meets this qualification on the participant’s initial application to purchase shares.

Purchase at a Reduced Initial Sales Charge (Class A Shares)
(1)	Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing
Class A, B, C and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

(2)	Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an
SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

(3)	The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Global Diversified Income, LargeCap S&P 500 Index,
and Short-Term Income Fund shares.

(4)	Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction (“Employer Sponsored Plan”) established prior to March 1, 2002 with Principal
Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Global Diversified Income, LargeCap S&P 500 Index, and Short-Term
Income Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.

Purchase of Class A Shares. The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge (except for the Money Market Fund) as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

There is no sales charge on purchases of Class A shares of the Money Market Fund or on purchases of
Class A shares of the other funds if the purchase is made within 60 days of the redemption of Class A or
B shares of the Fund as described in “Redemption of Fund Shares” provided the shareholder notifies the
Fund that the purchase proceeds are from the redemption of Class A shares. Class A shares of the other
Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicted below.

Class A Sales Charges(1)
Diversified Real Asset and Preferred Securities Funds
		Sales Charge as % of:
Amount of Purchase	Offering Price	Amount	Dealer Allowance as % of
		Invested	Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.
(2)	The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows:
1.00% on purchases between $500,000 and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25%
on the amount purchased in excess of $10 million. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J shares.

Contingent Deferred Sales Charge (“CDSC”) on Class A Shares. Class A shares purchased in amounts of $500,000 or more for the Diversified Real Asset and Preferred Securities Funds are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases. The CDSC may be waived for redemptions of
Class A shares as described under "CDSC Calculation and Waivers."

Pricing and Sales Charge information is available, free of charge, on our website at
www.principalfunds.com.

CLASS C SHARES

Class C shares may not be suitable for large investments. Due to the higher expenses associated with
Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares.
Class C shares of the Money Market Fund may be purchased only by exchange from Class C shares of other Principal Funds and by reinvestment of distributions made on Class C shares.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. The Funds will consider initial purchases of $1 million or more, and subsequent purchases that would result in an investment of $1 million or more when combined with a shareholder’s existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund.

The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
• A CDSC of 1.00% may apply if redeemed during the first 12 months after purchase. Unlike Class B shares, Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.
• Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

Within 60 days after redemption of Class C shares, the proceeds may be reinvested in other Class C shares at NAV. It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from redemption of Class C shares.

The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in
Class C shares.

Contingent Deferred Sales Charge (“CDSC”) on Class C Shares. Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. The CDSC may be waived for redemptions of Class C shares as described under “CDSC Calculation and Waivers.”

Pricing and Sales Charge information is available, free of charge, on our website at
www.principalfunds.com.

CDSC CALCULATION AND WAIVERS

The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month
(measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.

The CDSC is waived on shares which are sold:
• within 90 days after an account is re-registered due to a shareholder’s death;
• due to the shareholder’s disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
• from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
• to pay surrender charges;
• to pay retirement plan fees;
• involuntarily from small balance accounts;
• from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the
Internal Revenue Code; or
• from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2. This CDSC waiver does not apply to a transfer of assets.

NOTE: To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
This section describes the fees and expenses you may pay if you invest in Class A or C shares of a Fund.
You may pay both one-time fees and ongoing fees. The table below shows the one-time fees you may pay directly if you invest in a Fund. The ongoing fees are the operating expenses of a Fund, which are described in a table provided with the description of each Fund. The ongoing operating expenses include fees paid to a Fund’s manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process. An example of the impact of both the one-time and ongoing fees on an investment in a Fund is also provided with the description of each Fund.

You may obtain more information about sales charge reductions and waivers through a link on the Fund’s website at www.PrincipalFunds.com, from the SAI, or from your Financial Professional.

One-time Fees
• You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class C shares).
• Class A shares may be purchased at a price equal to the share price plus an initial sales charge.
Investments of $500,000 or more for the Diversified Real Asset and Preferred Securities Funds of
Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
• Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem)
shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

Ongoing Fees
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
• Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
• Distribution Fee—Each of the Funds has adopted a distribution plan under Rule 12b-1 of the
Investment Company Act of 1940 for its Class A (except the Money Market Fund), Class B, and
Class C shares. Under the plan, Class A, Class B, and Class C shares of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for sale of Fund shares and for services provided to shareholders.
Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
• Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a
Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the
Class A, Class B, and Class C shares of the Fund. These services are currently provided at cost).
Class A and Class C shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class A and Class C shareholders, the cost of shareholder meetings held solely for Class A and Class C shares, and other operating expenses of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

The table below describes the one-time fees that you may pay directly if you buy or redeem shares of a
Fund.

Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge imposed on purchases (as a % of offering price)
Diversified Real Asset and Preferred Securities Funds	3.75%(1)	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of dollars subject to charge)
Diversified Real Asset and Preferred Securities Funds	1.00%(2)	1.00%(3)
Redemption or Exchange Fee (as a % of amount redeemed/exchanged)
Diversified Real Asset and Preferred Securities Funds	1.00%	1.00%
(1)	Sales charges are reduced or eliminated for purchases of $100,000 or more for the Diversified Real Asset and Preferred
Securities Funds. See "Purchase of Class A Shares - Class A Sales Charges."
(2)	A contingent deferred sales charge applies on certain redemptions made within 12 months following purchases of $500,000 or more for the Diversified Real Asset and Preferred Securities Funds made without a sales charge. There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of $500,000 or more for the Diversified Real Asset and Preferred Securities Funds
made without a sales charge.
(3) A contingent deferred sales charge applies on certain redemptions made within 12 months.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class A and Class C shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company
Act for each of the Class A and Class C shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the
Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the
12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule
12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class.
Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because
Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

	Share Class	Maximum Annualized Rate 12b-1 Fees
Class A		0.25%
Class C		1.00%

Generally, to receive service fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class C shares, generally these fees are not paid until such shares have been held for twelve months.

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such sales or distribution related expenses include compensation to salespeople, including ongoing commissions payments for class C shares, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans if the Board directs the closure of a fund.

Commissions, Finders' Fees, and Ongoing Payments
In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the
Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a finders' fee of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the
Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See immediately below for details. See "Choosing a Share Class" for more details. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.

The Distributor may pay intermediaries a finders' fee on initial investments by qualified retirement plans in omnibus accounts, which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial purchase that the transaction is eligible for the payment of a finders' fee. The finders' fee on initial investments of $500,000 to $3,000,000 may be in an amount of up to 1% of the initial purchase. Initial investments by qualified retirement plans in omnibus accounts over
$3,000,000 may be eligible for a finders' fee in accordance with the schedule determined by the
Distributor but shall not be paid a fee greater than 1.00% of the initial amount. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The dealer shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor if assets are liquidated within 12 months of the initial purchase or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 1.00% of your investment. Additionally, as noted above, the
Distributor generally makes ongoing payments to your intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.

Additional Payments to Intermediaries
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such additional payments directly to intermediaries.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Such additional payments may vary, but generally do not exceed: (a) 0.25% of the current year's sales of
Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary. The amounts paid to intermediaries vary by share class and by Fund.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial
Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your
Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Procedures for Opening an Account
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account.

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until
3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the
Fund will price the order at the next net asset value per share it computes after your intermediary or sub-
designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Statements
You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information – what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
• when the only activity during the quarter:
• is purchase of shares from reinvested dividends and/or capital gains,
• are purchases under an Automatic Investment Plan,
• are sales under a systematic withdrawal plan,
• are purchases or sales under an automatic exchange election, or
• conversion of Class B shares into Class A shares;
• used to fund certain individual retirement or individual pension plans; or
• established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us at 1-800-222-5852 or access your account on the internet.

Signature Guarantees
Certain transactions require a Medallion Signature Guarantee, unless specifically waived by the Fund’s transfer agent. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:
• if you sell more than $100,000 (in the aggregate) from the Funds;
• if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, Principal
Bank, or Princor Financial Services Corporation payable through Pershing;
• to change ownership of an account;
• to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
• to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
• to exchange or transfer among accounts with different ownership; and
• to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers.
You will be notified of any such action to the extent required by law.

Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The
Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder’s address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
• may be given by calling us at 1-800-222-5852 between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
• may be given by accessing our website (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website). Note: only certain transactions are available on-line.
• must be received in good order at our transaction processing center in Canton, Massachusetts, in their entirety, by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day of your request;

• are effective the next business day if not received until after the close of the NYSE; and
• may be given to your Financial Professional who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds’ transfer agent;
they may not be granted investment discretion).

NOTE: Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits the Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call the Principal
Funds at 1-800-222-5852. Householding will be stopped within thirty (30) days after we receive your request.

Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI.

Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by
Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each
Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the
fiscal year ended August 31, 2010, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-
222-5852.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
1.25%(e)	2.73%(e),(f)	0.61%(e)	38.1%(e)
2.00 (e)	11.08 (e),(f)	(0.03) (e)	38.1 (e)
1.07 (e)	1.10 (e),(f)	6.57 (e)	23.4 (e)
1.00 (h)	–	7.87	26.2
1.00 (h)	–	6.61	18.7
1.00 (h)	–	5.65	33.9
1.08 (h)	–	5.42	22.4
1.35 (e),(h)	–	5.07 (e)	17.8 (e)
1.82 (e)	1.84 (e),(f)	5.82 (e)	23.4 (e)
1.75 (h)	–	7.14	26.2
1.75 (h)	–	5.94	18.7
1.75 (e),(h)	–	4.85 (e)	33.9 (e)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Period from March 16, 2010, date shares first offered, through August 31, 2010.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(h) Reflects Manager's contractual expense limit.
(i) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(j) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.
(k) For the period November 1 to October 31 in the year indicated.

APPENDIX A
Description of Bond Ratings:
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-
grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and
MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment.
However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard &
Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2	A satisfactory capacity to pay principal and interest.

SP-3	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery.
As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to
13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated January 1, 2011, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024,
Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E.,
Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

PRINCIPAL FUNDS, INC.

Institutional Class Shares

The date of this Prospectus is January 1, 2011.

Ticker Symbols for Principal Funds, Inc.
Fund Name	Institutional
Bond Market Index	PNIIX
Diversified Real Asset	PDRDX
International Equity Index	PIDIX
Preferred Securities	PPSIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

2

Fund Summaries
Bond Market Index Fund	4
Diversified Real Asset Fund	7
International Equity Index Fund	11
Preferred Securities Fund	14
Certain Information Common to all Funds	18
Additional Information about Investment Strategies and Risks	18
Portfolio Holdings Information	27
Management of the Funds	27
Pricing of Fund Shares	33
Purchase of Fund Shares	34
Redemption of Fund Shares	35
Exchange of Fund Shares	36
Dividends and Distributions	36
Frequent Purchases and Redemptions	37
Tax Considerations	38
The Costs of Investing	39
Intermediary Compensation	39
Fund Account Information	40
Financial Highlights	41
Appendix A - Description of Bond Ratings	44
Appendix B - Additional Fund-Specific Information	50
Additional Information	51

BOND MARKET INDEX FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Institutional
For the period ended August 31, 2010		Class
Management Fees		0.25%
Other Expenses		0.01%
	Total Annual Fund Operating Expenses	0.26%

Principal Management Corporation ("Principal") has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending December 31, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Institutional class shares. The agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$27	$84	$146	$331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From December 30,
2009, date operations commenced, through August 31, 2010, the Fund's annualized portfolio turnover rate was 216.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities held by the
Barclays Capital U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Under normal circumstances, the
Fund maintains an average portfolio duration that is in line with the duration of the Barclays Capital
Aggregate Bond Index, which as of August 31, 2010 was 4.12 years.

Principal Risks
The Fund may be an appropriate investment for investors interested in investing in a fixed-income mutual fund and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -
chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National
Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S.
Treasury.

Performance
Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Mellon Capital Management Corporation
•	David C. Kwan (since 2009), Managing Director, Fixed Income Management and Trading
•	Gregg Lee (since 2010), Vice President, Senior Portfolio Manager, Fixed Income
•	Zandra Zelaya (since 2009), Director, Portfolio Manager, Fixed-Income

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 18 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 18 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 18 of the Prospectus.

DIVERSIFIED REAL ASSET FUND

Objective: The Fund seeks a long-term total return in excess of inflation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the period ended August 31, 2010		Institutional Class
Management Fees		0.85%
Other Expenses		0.05%
	Total Annual Fund Operating Expenses	0.90%

Principal Management Corporation (“Principal”) has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending December 31, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Institutional class shares. The agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$92	$287	$498	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From March 16, 2010, date operations commenced, through August 31, 2010, the Fund's annualized portfolio turnover rate was
38.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, real estate investment trusts (REITs), commodity index-
linked notes, fixed-income securities, securities of natural resource companies and master limited partnerships (MLPs). Under normal circumstances, the Fund invests at least 80% of its assets in securities that fall into these categories at the time of purchase.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate and energy/natural resources industries.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset allocation among five general investment categories. The following table sets forth the ranges of the
Fund's allocation among the investment categories (the allocations will vary from time to time):

Inflation-indexed bonds	22-38%
Commodity Index-linked Notes	17-33%
REITs	15-25%
Natural Resources	10-20%
MLPs	5-15%

Approximately 30% of the Fund's assets currently will be invested primarily in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S.
corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Approximately 25% of the Fund's assets currently will be invested in a combination of commodity index-
linked notes and fixed-income securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in commodity index-linked notes. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity index and will be subject to credit and interest rate risks that typically affect debt securities.

Approximately 20% of the Fund's assets currently will be invested in REITs. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
• equity REITs, which primarily own property and generate revenue from rental income;
• mortgage REITs, which invest in real estate mortgages; and
• hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Approximately 15% of the Fund's assets currently will be invested in securities of all companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal and oil, timberland, undeveloped real property and agricultural commodities.

Approximately 10% of the Fund's assets currently will be invested in MLPs. MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The
Fund will invest primarily in the mid-stream category, which is generally comprised of pipelines used to gather, transport, and distribute natural gas, crude oil, and refined petroleum products.

Principal Risks
The Fund may be an appropriate investment for investors seeking to maintain their purchasing power, who are willing to accept the risks associated with investing in commodity index-linked notes, fixed-
income securities, inflation-indexed bonds, equity securities and real estate.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Commodity Risk. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. The value of commodities may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund seeks exposure to commodity markets through investments in commodity index-linked notes, which are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose the Fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments on the note that are less than the stated coupon interest payments.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

Performance
Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
•	Martin Hegarty (since 2010), Managing Director
•	Stuart Spodek (since 2010), Managing Director
•	Brian Weinstein (since 2010), Managing Director

Credit Suisse Asset Management, LLC
•	Christopher Burton (since 2010), Director
•	Nelson Louie (since 2010), Managing Director

Jennison Associates LLC
•	Neil P. Brown (since 2010), Managing Director
•	David A. Kiefer (since 2010), Managing Director
•	John "Jay" Saunders (since 2010), Managing Director

Principal Real Estate Investors, LLC
•	Kelly D. Rush (since 2010), Portfolio Manager

Tortoise Capital Advisors, L.L.C.
•	H. Kevin Birzer (since 2010), Senior Managing Director and co-founder
•	Zachary A. Hamel (since 2010), Managing Director and co-founder
•	Kenneth P. Malvey (since 2010), Managing Director and co-founder
•	Terry C. Matlack (since 2010), Managing Director and co-founder
•	David J. Schulte (since 2010), Managing Director and co-founder

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 18 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 18 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 18 of the Prospectus.

INTERNATIONAL EQUITY INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Institutional
For the period ended August 31, 2010		Class
Management Fees		0.25%
Other Expenses		0.13%
	Total Annual Fund Operating Expenses	0.38%

Principal Management Corporation ("Principal") has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending December 31, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Institutional class shares. The agreement can be terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$38	$122	$213	$480

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From December 30,
2009, date operations commenced, through August 31, 2010, the Fund's annualized portfolio turnover rate was 48.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities held by MSCI
EAFE Index (the "Index") at the time of purchase. The Index is a weighted equity index designed to measure the equity performance of developed markets (Europe, Australasia, Far East), excluding the
United States and Canada. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
Past performance information is not available.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2009), Portfolio Manager
• Scott Smith (since 2009), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 18 of the Prospectus;
•	taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 18 of the Prospectus; and
•	financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 18 of the Prospectus.

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Institutional
For the period ended August 31, 2010		Class
Management Fees		0.71%
Other Expenses		0.04%
Acquired Fund Fees and Expenses		0.01%
	Total Annual Fund Operating Expenses	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$78	$243	$422	$942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From November 1,
2009 through August 31, 2010, the Fund's annualized portfolio turnover rate was 23.4% of the average value of its portfolio; effective in 2010, the Preferred Securities Fund's fiscal year end was changed from
October 31 to August 31.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities at the time of purchase. Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets, but are junior to all forms of the company's debt. Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by
Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's")
or, if unrated, of comparable quality in the opinion of the Sub-Advisor. The Fund also invests up to 15% of its assets in high yield, below investment grade quality debt (sometimes called "junk bonds" and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor).

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the
U.S. and non-U.S financial services (i.e., banking, insurance and commercial finance,) industry. The
Fund also regularly invests in the real estate investment trust (i.e. REIT) and utility industries.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities)
could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds")
are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure and therefore can be subject to greater credit and liquidation risk.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for
10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the
Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-
800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 65% BofA
Merrill Lynch Fixed Rate Preferred Securities and 35% Barclays Capital U.S. Tier I Capital Securities
Index. Effective December 31, 2010, the weightings for the Preferreds Blended Index will change to 50%
BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays Capital U.S. Tier I Capital
Securities Index.

Average Annual Total Returns
For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	46.57%	2.63%	4.30%
Institutional Class Return After Taxes on Distributions	43.00%	0.60%	2.49%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	30.20%	1.10%	2.66%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for
fees, expenses, or taxes)	-15.20%	-6.14%	0.83%
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees,
expenses, or taxes)	46.19%	0.37%	4.09%
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	29.14%	-1.37%	2.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• Fernando "Fred" Diaz (since 2010), Portfolio Manager
• Roberto Giangregorio (since 2010), Portfolio Manager
• L. Phillip Jacoby, IV (since 2002), Chief Investment Officer and Portfolio Manager
• Manu Krishnan (since 2010), Portfolio Manager
• Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
• purchase and sales of Fund shares, please turn to “Certain Information Common to all Funds -
Purchase and Sale of Fund Shares” at page 18 of the Prospectus;
• taxes, please turn to “Certain Information Common to all Funds - Tax Information” at page 18 of the Prospectus; and
• financial intermediary compensation, please turn to “Certain Information Common to all Funds -
Payments to Broker-Dealers and Other Financial Intermediaries” at page 18 of the Prospectus.

CERTAIN INFORMATION COMMON TO ALL FUNDS

Purchase and Sale of Fund Shares
There are no restrictions on amounts to be invested in Institutional Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the
New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; or calling us at 1-800-222-
5852.

Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the
Fund over another investment, or to recommend one share class of the Fund over another share class.
Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Funds, but they are the ones the Funds primarily use to achieve their investment objectives.

The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the
Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles the Advisor and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, the Advisor and/or the sub-advisors may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry.
When making decisions about whether to buy or sell fixed-income investments, the Advisor and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset class, other general market conditions, and the credit quality of individual issuers.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in the Funds.

Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund.

The following table lists the Funds and identifies whether the strategies and risks discussed in this section
(listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The Statement of
Additional Information ("SAI") contains additional information about investment strategies and their related risks.

BOND
	MARKET	DIVERSIFIED	INTERNATIONAL
INVESTMENT STRATEGIES AND RISKS	INDEX	REAL ASSET	EQUITY INDEX	PREFERRED SECURITIES
Convertible Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Non-Principal	Not Applicable	Principal	Not Applicable
Equity Securities	Not Applicable	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Principal	Not Applicable
Fixed-Income Securities	Principal	Principal	Not Applicable	Principal
Foreign Securities	Non-Principal	Non-Principal	Principal	Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Principal
Index Funds	Principal	Not Applicable	Principal	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Principal	Not Applicable	Not Applicable
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Not Applicable	Principal
Real Estate Investment Trusts	Non-Principal	Principal	Non-Principal	Principal
Securities Lending Risk	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium Capitalization Companies	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal

(1) These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-
income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities.
However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-
counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The
Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.
The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some of the Funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company’s outstanding equity securities. The market capitalization of companies in the Funds’ portfolios and their related indexes will change over time and, the Funds will not automatically sell a security just because it falls outside of the market capitalization range of their indexes. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Exchange Traded Funds ("ETFs")
These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity.
Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
• Interest Rate Changes: Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise.
Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.
• Credit Risk: Fixed-income security prices are also affected by the credit quality of the issuer.
Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. To the extent that the mortgages underlying mortgage-backed securities are "sub-prime mortgages" (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher.

Foreign Securities
For the Funds in this prospectus, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Depending on the fund, the fund may invest in securities of developed markets, developing (also called
“emerging”) markets, or both. Usually, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International
Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets
Index). These countries generally include every nation in the world except the United States, Canada,
Japan, Australia, New Zealand, and most nations located in Western Europe.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S.
Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests.
Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;

• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

High Yield Securities
Debt securities rated at the time of purchase BB+ or lower by Standard & Poor's Ratings Services or Ba1 or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor are sometimes referred to as high yield or "junk bonds" and are considered speculative; such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset
Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a
Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the
Fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.

Index Funds
Index funds generally attempt to mirror the investment performance of the index by allocating the fund’s assets in approximately the same weightings as the index. However, it is unlikely that the fund’s performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the
Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the
Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs.
By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.
• Active Management: The performance of a Fund that is actively managed will reflect in part the ability of Principal or Sub-Advisor(s) to make investment decisions that are suited to achieving the
Fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.
• Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.

Market Volatility
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Master Limited Partnerships
Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a
Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may lower the Fund's performance. For some funds, high portfolio turnover rates, although increasing transaction expenses, may contribute to higher performance.

Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate)
and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income;
mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a
REIT, the Fund will be subject to the REITs expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue
Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Securities Lending Risk
To earn additional income, each Fund may lend portfolio securities to approved financial institutions.
Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Small and Medium Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.
Investments in companies with smaller market capitalizations may involve greater risks and price volatility
(wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced
Account, PVC Diversified Growth Account, and each of the underlying funds. Principal Global Investors,
LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is
the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of August 31, 2010, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC
Principal LifeTime Accounts, PVC Diversified Balanced Account, and PVC Diversified Growth Account
own the following percentages of the Funds listed below:

Bond Market Index Fund	83.95%
Diversified Real Asset Fund	93.44%
International Equity Index Fund	92.72%
Preferred Securities Fund	43.06%

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the
Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since
1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-
Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the
Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program.
The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

For the Diversified Real Asset Fund, Michael Finnegan and Kelly Grossman determine the portion of the
Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to:
the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. He earned a
B.B.A. in Finance from Iowa State University and an M.A. in Finance from the University of Iowa. Mr.
Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the
ICFA and the Iowa Society of Financial Analysts.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a
Managing Director within the Capital Markets and Structured Products Group at Principal Global
Investors. Ms. Grossman earned a B.A. in Mathematics and Computer Science from the University of
Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of
Actuaries.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:	BlackRock Financial Management, Inc. (BlackRock”), 55 East 52nd Street, New York,
New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the inflation-indexed bonds portion of the Diversified Real Asset Fund.
The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.
Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at
Bank of America Merrill Lynch. He earned a B.S. in Economics from Rhodes University, South Africa.
Stuart Spodek has been with BlackRock since 1993. He earned a B.S. in Engineering from Princeton
University.
Brian Weinstein has been with BlackRock since 2000. He earned a B.A. degree in History from the
University of Pennsylvania.

Sub-Advisor:	Credit Suisse Asset Management, LLC (“Credit Suisse”), Eleven Madison Avenue,
New York, NY 10010, offers a wide range of financial services and products.

Credit Suisse is the sub-advisor for the commodity index-linked notes portion of the Diversified Real Asset
Fund.

The portfolio managers work together as a team and are jointly responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. They are also responsible for research activities for the commodity portion of the Fund and thus serve both an analyst and portfolio management role.

Christopher Burton has been with Credit Suisse since 2005. He earned a B.S. in Economics with concentrations in Finance and Accounting from the University of Pennsylvania's Wharton School of
Business. Mr. Burton has earned the right to use the Chartered Financial Analyst designation.

Nelson Louie is Global Head of the Commodities Group. Mr. Louie re-joined Credit Suisse in August
2010. From May 2009 to August 2010 he was an Executive Director in the Commodity Index Products
area at UBS Securities, LLC. From June 2007 to May 2009, Mr. Louie was a Managing Director at AIG
Financial Products responsible for North American Marketing of commodities-based solutions. From April
1993 to June 2007 he held positions within Credit Suisse. Mr. Louie earned a B.A. in Economics from
Union College.

Sub-Advisor:	Jennison Associates LLC (“Jennison”), 466 Lexington Avenue, New York, NY 10017,
is a registered investment advisor founded in 1969.

Jennison is the sub-advisor for the natural resources portion of the Diversified Real Asset Fund.

All portfolio managers have equal investment management responsibility and jointly make all buy/sell decisions for the portfolios. The portfolio managers seek consensus prior to purchase or sale of any name.

Neil P. Brown has been with Jennison since 2005. He earned a B.A. in Mathematics and History from
Duke University. Mr. Brown has earned the right to use the Chartered Financial Analyst designation.

David A. Kiefer has been with Jennison since 2000. He earned a B.S. from Princeton University and an
M.B.A. from Harvard Business School. Mr. Kiefer has earned the right to use the Chartered Financial
Analyst designation.

John "Jay" Saunders has been with Jennison since 2005. He earned a B.A. from the College of William and Mary and an M.A. in Print Journalism from American University.

Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”), 50 Fremont Street, Suite
3900, San Francisco, CA 94105. Mellon Capital is a wholly owned subsidiary of The
Bank of New York Mellon (“Mellon”).

Mellon Capital is the sub-advisor for the Bond Market Index Fund.

The day-to-day portfolio management is shared by two portfolio managers. Zandra Zelaya is the lead portfolio manager.

David C. Kwan, CFA. Mr. Kwan joined Mellon Capital in 1990. He earned a B.S. in Electrical Engineering and Computer Science from University of California at Berkeley and an M.B.A. from University of
California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.

Gregg Lee. Mr. Lee joined Mellon Capital in 1989. He earned a B.S. from University of California at Davis in Managerial Economics. He has earned the right to use the Chartered Financial Analyst designation.

Zandra Zelaya, CFA. Ms. Zelaya joined Mellon Capital in 1997. She earned a B.S. at California State
University Hayward in Finance. She has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of
Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal
Financial Group. PGI manages equity, fixed-income, and real estate investment primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801
Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in
New York, with asset management offices of affiliate advisors in several non-U.S.
locations including London, Sydney and Singapore.

PGI is the sub-advisor for the International Equity Index Fund.

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-
to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Dirk Laschanzky, CFA. Mr. Laschanzky has been with PGI since 1997. He earned a B.A. and M.B.A., both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered
Financial Analyst designation.

Scott W. Smith. Mr. Smith has been with PGI since 1999. He earned a B.A. in Finance from Iowa State
University.

Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des
Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of
Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the real estate investment trust portion of the Diversified Real Asset
Fund.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A. in
Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT
06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group.

Spectrum is the sub-advisor for the Preferred Securities Fund.

The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team. This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading.

Fernando "Fred" Diaz joined Spectrum in 2000.

Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and M.S. in Mechanical
Engineering from S.U.N.Y. at Stony Brook and University of Wisconsin-Madison, respectively. He also earned an M.B.A. in Finance from Cornell University.

L. Phillip Jacoby, IV is Chief Investment Officer of Spectrum and Chairman of the Investment
Committee. Mr. Jacoby joined Spectrum in 1995. He earned a B.S. in Finance from the Boston University
School of Management.

Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the
University of Delaware, and an M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.

Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut
State College and an M.B.A. in Finance from the University of Hartford.

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood,
Kansas 66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.
Tortoise specializes in managing portfolios of investments in MLPs and other energy companies.

Tortoise is the sub-advisor for the master limited partnership portion of the Diversified Real Asset Fund.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. Mr. Birzer was a member in Fountain Capital
Management, LLC from 1990 to 2009. He earned a B.A. from the University of Notre Dame and an
M.B.A. from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital
Management, LLC. He earned a B.S. in Business Administration from Kansas State University and an
M.B.A. from the University of Kansas School of Business. Mr. Hamel has earned the right to use the
Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital
Management, LLC. He earned a B.S. in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a B.S. in Business Administration from
Kansas State University and a J.D. and M.B.A. from the University of Kansas. Mr. Matlack has earned the right to use the Chartered Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a B.S. in Business Administration from
Drake University and a J.D. from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor.
The management fee for the Diversified Real Asset Fund (as a percentage of the average daily net assets) is 0.85% on the first $500 million, 0.83% on the next $500 million, 0.81% on the next $500 million, and 0.80% on assets over $1.5 billion. The management fee for the Bond Market Index and International
Equity Index Funds (as a percentage of the average daily net assets) is 0.25% on all assets. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended August 31,
2010 was:

Bond Market Index Fund	0.25%(1)
Diversified Real Asset Fund	0.85%(2)
International Equity Index Fund	0.25%(1)
Preferred Securities Fund	0.71%(3)

(1) Period from December 30, 2009, date operations commenced, through August 31, 2010.
(2) Period from March 16, 2010, date operations commenced, through August 31, 2010.
(3) Period from November 1, 2009 through August 31, 2010. Effective in 2010, the Preferred Securities Fund's fiscal year end was changed from October 31 to August 31.

A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with Principal related to the International Equity Index Fund and the Bond
Market Index Fund is available in the semi-annual report to shareholders for the period ending February
28, 2010. A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with Principal related to the Diversified Real Asset Fund is available in the annual report to shareholders for the period ending August 31, 2010. A discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements with Principal related to the Preferred Securities Fund is available in the annual report to shareholders for the period ending October 31, 2009.

Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and
Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-
Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Bond Market Index and Diversified Real Asset Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each
Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther
King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For these Funds, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remained proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s
NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

• The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price.
The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-
5, and P. Funds available in multiple share classes have the same investments, but differing expenses.
Institutional Class shares are available in this prospectus.

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
• retirement and pension plans to which Principal Life Insurance Company (“Principal Life”)
provides recordkeeping services;
• separate accounts of Principal Life;
• Principal Life or any of its subsidiaries or affiliates;
• any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
• clients of Principal Global Investors, LLC.;
• sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (that trade in an omnibus relationship);
• certain pension plans;
• certain retirement account investment vehicles administered by foreign or domestic pension plans;
• an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
• certain institutional clients that have been approved by Principal Life for purposes of providing plan recordkeeping.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. (“the Distributor”). The Distributor is an
affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc.
and members of the Principal Financial Group. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by
Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received.
Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a
Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.
Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in
“Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the
Principal Funds, provided that:
• the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
• the share class of such other Fund is available through the plan, and
• the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Preferred Securities Fund pays its net investment income monthly.
• The Diversified Real Asset Fund pays its net investment income quarterly in March, June,
September, and December.
• The Bond Market Index and International Equity Index Funds pay their net investment income annually in December.

For more details on the payment schedule go to www.principal.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the
Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at
www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-
800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a
Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:
• Disrupt the management of the Funds by
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the Funds and their shareholders may be harmed.
The harm of undetected excessive trading in shares of the underlying funds in which the Principal
LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal
LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges during a year;
• Requiring a holding period of a minimum of 30 days before permitting exchanges among the
Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
• Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading.
In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the
Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the
Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the
Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
• Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
• Other Expenses – A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a
Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Institutional Class shares of the Fund. These services are currently provided at cost.).
Institutional Class shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Institutional Class shareholders, the cost of shareholder meetings held solely for Institutional Class shares, and other operating expenses of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

INTERMEDIARY COMPENSATION

Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.

Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations the Fund will reimburse Principal or its affiliates for making such payments; in others the
Fund may make such payments directly to the intermediaries.

In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

Such payments may vary, but generally do not exceed: (a) 0.10% of the current year's sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary. The amounts paid to intermediaries vary by share class and by fund.

Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

For more information, see the Statement of Additional Information (SAI).

The payments described in this prospectus may create a conflict of interest by influencing your Financial
Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.

Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your
Financial Professional about any fees and commissions they charge.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until
3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the
Fund will price the order at the next net asset value per share it computes after your intermediary or sub-
designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
• if you sell more than $100,000 from any one Fund;
• if a sales proceeds check is payable to other than the account shareholder(s);
• to change ownership of an account;
• to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
• to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
• to exchange or transfer among accounts with different ownership; and
• to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by
Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each
Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the
fiscal year ended August 31, 2010, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-
222-5852.

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and
MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-
term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-
term promissory obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s.
Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-
rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-
rated categories.

BB, B, CCC, CC:	Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB”
indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment.
They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard &
Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2	A satisfactory capacity to pay principal and interest.

SP-3	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low cr edit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery.
As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to
13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

APPENDIX B – ADDITIONAL FUND-SPECIFIC INFORMATION

International Equity Index Fund
THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY
OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY
INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX
(COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF
MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES
AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY PRINCIPAL. NONE OF THE
MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE
ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE
ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE
ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.
MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS
AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND
CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS
FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION
TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR
ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI
INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE
DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED
OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION
INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY
OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER
PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING
OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE
CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE,
NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY
AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE
OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE
OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR
ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE
MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER,
NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND,
AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF
MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH
MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING,
IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT,
INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST
PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated January 1, 2011, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024,
Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E.,
Washington, D.C. 20549-1520.

The U.S. government does not insure or guarantee an investment in any of the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572